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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Diversified International Fund
ING Emerging Countries Fund
ING Emerging Markets Equity Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Opportunities Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Core Fund
ING International Growth Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Choice Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
Affiliated Investment Companies: 99.9%
1,596,137	@	ING Emerging Markets Equity Fund - Class I	$17,924,621	15.3
3,963,201	@	ING International Core Fund - Class I	34,995,068	29.8
2,537,683	@	ING International Growth Fund - Class I	23,372,064	19.9
752,089		ING International Real Estate Fund - Class I	5,836,209	5.0
335,094	@	ING International SmallCap Multi-Manager Fund - Class I	11,919,293	10.2
2,263,596	@	ING International Value Fund - Class I	23,066,047	19.7
		Total Investments in Affiliated Investment Companies
		(Cost $115,124,032)	$117,113,302	99.9
		Assets in Excess of Other Liabilities	96,355	0.1
		Net Assets	$117,209,657	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $122,610,378.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$7,071,203
		Gross Unrealized Depreciation	(12,568,279)
		Net Unrealized Depreciation	$(5,497,076)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$117,113,302	$—	$—	$117,113,302
Total Investments, at value	$117,113,302	$—	$—	$117,113,302

There were no significant transfers between Level 1 and 2 during the period ended  January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.8%
		Brazil: 13.6%
15,202		Anhanguera Educacional Participacoes SA	$204,468	0.3
73,997		Banco do Brasil S.A.	1,151,544	1.4
55,959		BR Malls Participacoes S.A.	610,770	0.7
13,570		Cia de Bebidas das Americas ADR	493,812	0.6
54,870		Cyrela Brazil Realty SA	508,125	0.6
18,800		EDP - Energias do Brasil S.A.	437,935	0.5
32,794		Itau Unibanco Holding SA ADR	654,568	0.8
35,292		Localiza Rent a Car SA	579,514	0.7
16,002		Lojas Renner SA	540,361	0.7
69,177		MRV Engenharia e Participacoes SA	532,527	0.6
84,588	@	OGX Petroleo e Gas Participacoes S.A.	801,243	1.0
21,402		Petroleo Brasileiro SA ADR	597,758	0.7
66,747		Petroleo Brasileiro SA	1,028,023	1.2
20,600	L	Tim Participacoes SA ADR	594,310	0.7
30,185		Vale SA ADR	763,681	0.9
72,212		Vale SA	1,847,457	2.2
			11,346,096	13.6
		Canada: 0.8%
25,795		Pacific Rubiales Energy Corp.	649,055	0.8
		Chile: 0.3%
3,400		Banco Santander Chile ADR	277,100	0.3
		China: 19.2%
130,400		AAC Acoustic Technologies Holdings, Inc.	317,767	0.4
149,400		Anhui Conch Cement Co., Ltd.	503,340	0.6
1,400	@	Baidu.com ADR	178,528	0.2
249,375		BBMG Corp.	189,545	0.2
448,000		China Communications Services Corp., Ltd.	199,511	0.2
1,868,218		China Construction Bank	1,491,142	1.8
196,177		China Life Insurance Co., Ltd.	575,846	0.7
221,800		China Mobile Ltd.	2,266,753	2.7
112,740		China Overseas Land & Investment Ltd.	209,171	0.3
173,200		China Pacific Insurance Group Co., Ltd.	575,203	0.7
798,700		China Petroleum & Chemical Corp.	963,714	1.2
741,500		China Shanshui Cement Group Ltd.	543,105	0.7
403,300		China Telecom Corp., Ltd.	226,259	0.3
162,600		China Yurun Food Group Ltd.	268,882	0.3
712,700		CNOOC Ltd.	1,451,913	1.7
98,341		Dongfang Electrical Machinery Co., Ltd.	290,328	0.3
1,137,000		GCL Poly Energy Holdings Ltd.	390,171	0.5
1,084,900		GOME Electrical Appliances Holdings Ltd.	257,260	0.3
450,901		Harbin Power Equipment	435,593	0.5
695,800		Huabao International Holdings Ltd.	473,246	0.6
1,771,325		Industrial and Commercial Bank of China Ltd.	1,237,092	1.5
1,123,300	L	Lonking Holdings Ltd	461,148	0.6
1,652,000		Renhe Commercial Holdings Co. Ltd.	195,749	0.2
45,700		Tencent Holdings Ltd.	1,115,912	1.3
217,900		Vinda International Holdings Ltd.	265,188	0.3
95,594		Weichai Power Co. Ltd.	511,962	0.6
128,000		Xinao Gas Holdings Ltd.	388,869	0.5
			15,983,197	19.2
		Hong Kong: 1.3%
126,600		AIA Group Ltd.	422,176	0.5
380,000		China Everbright Ltd.	620,518	0.8
			1,042,694	1.3
		India: 6.7%
80,896		Coal India Ltd.	534,560	0.7
94,449		HDFC Bank Ltd.	934,744	1.1
18,449		Hero Honda Motors Ltd	694,181	0.8
127,527		ITC Ltd.	525,390	0.6
22,449		Jsw Steel Ltd.	317,001	0.4
23,343		Larsen & Toubro Ltd.	617,474	0.8
71,352		Oil & Natural Gas Corp., Ltd.	397,848	0.5
73,606		Oriental Bank Of Commerce	379,138	0.5
30,546		Shriram Transport Finance Co. Ltd.	359,173	0.4
18,815		Vedanta Resources PLC	355,649	0.4
63,865		Yes Bank Ltd.	425,608	0.5
			5,540,766	6.7
		Indonesia: 2.9%
1,025,996		Bank Mandiri Persero TBK PT	762,812	0.9
162,700		Indo Tambangraya Megah PT	662,722	0.8
295,500		Semen Gresik Persero Tbk PT	370,965	0.4
845,600		Telekomunikasi Indonesia Tbk PT	644,649	0.8
			2,441,148	2.9
		Luxembourg: 0.5%
17,288		Ternium SA ADR	391,919	0.5
		Macau: 0.8%
201,200	@	Sands China Ltd.	677,866	0.8

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Malaysia: 1.2%
324,700		Axiata Group Bhd	$498,259	0.6
128,400		Genting Bhd	468,743	0.6
			967,002	1.2
		Mexico: 2.6%
33,906		America Movil SAB de CV ADR	786,958	0.9
172,522		Mexichem SA de CV	595,629	0.7
265,058	@	Wal-Mart de Mexico SA de CV	818,514	1.0
			2,201,101	2.6
		Panama: 0.4%
4,384		Copa Holdings S.A.	298,726	0.4
		Peru: 0.7%
5,445		Credicorp Ltd.	618,879	0.7
		Philippines: 0.4%
2,649,400		Energy Development Corp.	345,678	0.4
		Russia: 7.7%
20,091		Eurasia Drilling Co. Ltd.. GDR	528,393	0.6
157,293		Gazprom OAO ADR	1,903,245	2.3
38,200		Mobile Telesystems OJSC ADR	640,232	0.8
7,495		NovaTek OAO GDR	1,014,204	1.2
529,758		Sberbank of Russian Federation	1,579,916	1.9
10,323		Uralkali GDR	368,712	0.4
18,867	@	X5 Retail Group N.V. GDR	416,482	0.5
			6,451,184	7.7
		South Africa: 5.2%
21,765		AngloGold Ashanti Ltd	997,185	1.2
127,308		Aquarius Platinum Ltd.	343,370	0.4
32,137		Imperial Holdings Ltd.	569,422	0.7
77,251		MTN Group Ltd.	1,314,336	1.6
9,489		Naspers Ltd.	474,462	0.6
46,107		Standard Bank Group Ltd.	630,471	0.7
			4,329,246	5.2
		South Korea: 14.9%
66,880		BS Financial Group, Inc.	756,171	0.9
2,933		E-Mart Co. Ltd.	706,535	0.9
2,641	@	Hyundai Department Store Co. Ltd.	429,966	0.5
1,789		Hyundai Mipo Dockyard Co., Ltd.	200,502	0.2
3,489	@	Hyundai Mobis	860,135	1.0
31,432		KB Financial Group, Inc.	1,191,559	1.4
16,777		Kia Motors Corp.	1,007,262	1.2
2,675		LG Chem Ltd.	888,049	1.1
2,627		Posco	966,619	1.2
4,018		Samsung Electronics Co., Ltd.	3,956,460	4.8
4,088		Samsung Engineering Co. Ltd	778,591	0.9
9,087	#	Samsung Life Insurance Co. Ltd.	677,563	0.8
			12,419,412	14.9
		Taiwan: 10.7%
128,000		Catcher Technology Co., Ltd.	796,418	1.0
553,725		China Life Insurance Co., Ltd.	515,849	0.6
669,325		Chinatrust Financial Holding Co., Ltd.	432,082	0.5
173,000		E Ink Holdings, Inc.	245,696	0.3
326,900		Far Eastern Department Stores Co., Ltd.	441,381	0.5
260,229		Fubon Financial Holding Co., Ltd.	289,876	0.4
455,130		Hon Hai Precision Industry Co., Ltd.	1,467,780	1.8
45,300		HTC Corp.	744,923	0.9
77,000		Kinsus Interconnect Technology Corp.	249,913	0.3
78,000		President Chain Store Corp.	419,769	0.5
49,000		Simplo Technology Co. Ltd.	344,357	0.4
207,197		Taiwan Fertilizer Co., Ltd.	537,691	0.6
902,431		Taiwan Semiconductor Manufacturing Co., Ltd.	2,394,030	2.9
			8,879,765	10.7
		Thailand: 1.7%
84,500		PTT PCL	926,394	1.1
126,900		Siam Commercial Bank PCL	494,927	0.6
			1,421,321	1.7
		Turkey: 1.6%
138,856		Turk Telekomunikasyon AS	619,195	0.7
113,104		Turkiye Garanti Bankasi A/S	407,269	0.5
51,168		Turkiye Halk Bankasi AS	335,852	0.4
			1,362,316	1.6
		United Kingdom: 0.6%
25,240		Antofagasta PLC	516,611	0.6
		Total Common Stock
		(Cost $64,376,808)	78,161,082	93.8
EXCHANGE-TRADED FUNDS: 3.2%
118,200	@	iShares MSCI India	718,656	0.9
136,110		iShares MSCI Malaysia Index Fund	1,920,512	2.3
		Total Exchange-Traded Funds
		(Cost $2,497,106)	2,639,168	3.2
PREFERRED STOCK: 1.2%
		Brazil: 1.2%
57,088		Gerdau SA	544,022	0.6
73,900		Usinas Siderurgicas de Minas Gerais SA	495,712	0.6
		Total Preferred Stock
		(Cost $1,350,338)	1,039,734	1.2

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
RIGHTS: 0.0%
		China: 0.0%
89,600		China Communications Services Corp. Ltd.	$3,112	0.0
		Total Rights
		(Cost $—)	3,112	0.0
		Total Long-Term Investments
		(Cost $68,224,252)	81,843,096	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral(cc)(1): 1.2%
36,417		Citigroup, Inc., Repurchase Agreement dated 01/31/12, 0.20%, due 02/01/12 (Repurchase Amount $36,417, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $37,145, due 09/01/18-01/20/42)	$36,417	0.0
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/12, 0.23%, due 02/01/12 (Repurchase Amount $1,000,006, collateralized by various U.S. Government Agency Obligations, 4.000%, Market Value plus accrued interest $1,020,003, due 04/20/41-09/15/41)	1,000,000	1.2
			1,036,417	1.2
		Total Short-Term Investments
		(Cost $1,036,417)	1,036,417	1.2
		Total Investments in Securities (Cost $69,260,669)	$82,879,513	99.4
		Assets in Excess of Other Liabilities	466,164	0.6
		Net Assets	$83,345,677	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $74,018,312.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$18,751,199
		Gross Unrealized Depreciation	(9,889,998)
		Net Unrealized Appreciation	$8,861,201

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	9.2%
Consumer Staples	4.7
Energy	13.8
Financials	22.5
Industrials	5.5
Information Technology	14.8
Materials	14.3
Rights	0.0
Telecommunications	9.3
Utilities	0.9
Other Long-Term Investments	3.2
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Brazil	$10,691,528	$654,568	$—	$11,346,096
Canada	649,055	—	—	649,055
Chile	277,100	—	—	277,100
China	178,528	15,804,669	—	15,983,197
Hong Kong	—	1,042,694	—	1,042,694
India	—	5,540,766	—	5,540,766
Indonesia	—	2,441,148	—	2,441,148
Luxembourg	391,919	—	—	391,919
Macau	—	677,866	—	677,866
Malaysia	—	967,002	—	967,002
Mexico	2,201,101	—	—	2,201,101
Panama	298,726	—	—	298,726
Peru	618,879	—	—	618,879
Philippines	—	345,678	—	345,678
Russia	4,651,786	1,799,398	—	6,451,184
South Africa	—	4,329,246	—	4,329,246
South Korea	—	12,419,412	—	12,419,412
Taiwan	—	8,879,765	—	8,879,765
Thailand	—	1,421,321	—	1,421,321
Turkey	—	1,362,316	—	1,362,316
United Kingdom	—	516,611	—	516,611
Total Common Stock	19,958,622	58,202,460	—	78,161,082
Exchange-Traded Funds	2,639,168	—	—	2,639,168
Preferred Stock	1,039,734	—	—	1,039,734
Rights	—	3,112	—	3,112
Short-Term Investments	—	1,036,417	—	1,036,417
Total Investments, at value	$23,637,524	$59,241,989	$—	$82,879,513

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.8%
		Brazil: 17.4%
24,600		Banco do Brasil S.A.	$382,826	0.4
31,300		Banco do Estado do Rio Grande do Sul	360,437	0.4
55,700		Banco Santander Brasil SA ADR	507,984	0.5
18,900		Braskem SA ADR	340,578	0.4
53,800	L	BRF - Brasil Foods SA ADR	1,077,614	1.2
9,000	L	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	383,490	0.4
22,300		Cia de Bebidas das Americas ADR	811,497	0.9
7,800	@	Cia de Saneamento Basico do Estado de Sao Paulo ADR	513,942	0.6
23,400	L	Cia Energetica de Minas Gerais ADR	473,616	0.5
8,600		Cielo SA	256,199	0.3
8,400		Embraer SA ADR	230,328	0.2
51,900	L	Fibria Celulose SA ADR	414,681	0.4
70,700		Gerdau SA ADR	671,650	0.7
64,200	L	Gol Linhas Aereas Inteligentes SA ADR	442,980	0.5
76,300		Itau Unibanco Holding SA ADR	1,522,948	1.6
33,900		Petroleo Brasileiro SA ADR	946,827	1.0
77,500		Petroleo Brasileiro SA ADR	2,367,625	2.5
31,300		Souza Cruz S.A.	407,373	0.4
33,600		Telefonica Brasil SA ADR	935,424	1.0
20,000		Tim Participacoes SA ADR	577,000	0.6
66,400		Vale SA ADR	1,607,544	1.7
43,900		Vale SA ADR	1,110,670	1.2
			16,343,233	17.4
		China: 14.5%
2,637,000		Bank of China Ltd.	1,130,362	1.2
424,000		China Coal Energy Co. - Class H	531,120	0.6
1,996,000		China Construction Bank	1,593,133	1.7
29,000		China Mobile Ltd.	296,374	0.3
342,000		China Shanshui Cement Group Ltd.	250,495	0.3
143,000		China Shenhua Energy Co., Ltd.	628,025	0.7
664,000		China Telecom Corp., Ltd.	372,516	0.4
31,500		China Unicom Hong Kong Ltd. ADR	581,805	0.6
453,000		CNOOC Ltd.	922,852	1.0
274,000		Dongfeng Motor Group Co., Ltd.	511,999	0.5
321,000		Dongyue Group	267,631	0.3
7,200	@,L	Focus Media Holding Ltd. ADR	144,000	0.2
647,000		GCL Poly Energy Holdings Ltd.	222,023	0.2
277,500		Great Wall Motor Co. Ltd.	475,790	0.5
58,000		Hengan International Group Co., Ltd.	517,532	0.5
2,417,000		Industrial and Commercial Bank of China Ltd.	1,688,031	1.8
2,600		PetroChina Co., Ltd. ADR	378,300	0.4
682,000		PetroChina Co., Ltd.	993,261	1.1
86,000		Ping An Insurance Group Co. of China Ltd.	680,120	0.7
5,600	@	Sina Corp.	393,512	0.4
574,500		Soho China Ltd.	376,812	0.4
118,000		Tingyi Cayman Islands Holding Corp.	344,233	0.4
60,000		Tsingtao Brewery Co., Ltd.	324,157	0.3
			13,624,083	14.5
		Hong Kong: 3.8%
103,000		China Mengniu Diary Co., Ltd.	275,590	0.3
15,400		China Mobile Ltd. ADR	786,632	0.9
3,200		CNOOC Ltd. ADR	650,880	0.7
9,600	@	Jardine Matheson Holdings Ltd.	497,280	0.5
94,000		Kingboard Chemicals Holdings	323,632	0.3
652,000		Lenovo Group Ltd.	521,548	0.5
602,000		Skyworth Digital Holdings Ltd.	258,214	0.3
408,000		Xinyi Glass Holding Co. Ltd.	241,146	0.3
			3,554,922	3.8
		India: 2.7%
9,200		ICICI Bank Ltd. ADR	333,132	0.4
14,000		Infosys Technologies Ltd. ADR	769,860	0.8
25,000	#	Reliance Industries Ltd. GDR	828,612	0.9
24,300	L	Tata Motors Ltd. ADR ADR	585,144	0.6
			2,516,748	2.7
		Indonesia: 1.5%
412,500		Indofood Sukses Makmur Tbk PT	220,019	0.3
261,500		Tambang Batubara Bukit Asam Tbk PT	584,692	0.6
177,500		United Tractors Tbk PT	558,668	0.6
			1,363,379	1.5
		Israel: 0.4%
37,600		Israel Chemicals Ltd.	392,443	0.4
		Kazakhstan: 0.3%
17,900		KazMunaiGas Exploration Production GDR	282,766	0.3

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Malaysia: 0.6%
739,900	@	UEM Land Holdings Bhd	$562,953	0.6
		Mexico: 3.6%
19,100		America Movil SAB de CV ADR	443,311	0.5
145,400	@	Cemex SAB de CV ADR	990,174	1.0
224,500		Compartamos SAB de CV	262,495	0.3
6,200		Fomento Economico Mexicano SAB de CV ADR	437,224	0.5
42,700		Grupo Televisa SAB ADR	842,044	0.9
127,264	@	Wal-Mart de Mexico SA de CV	392,998	0.4
			3,368,246	3.6
		Netherlands: 0.5%
43,000		VimpelCom Ltd. ADR ADR	458,380	0.5
		Peru: 0.3%
5,600		Cia de Minas Buenaventura SA ADR	240,240	0.3
		Poland: 0.6%
11,900		KGHM Polska Miedz SA	517,004	0.6
		Russia: 7.4%
88,900		Gazprom OAO ADR	1,075,690	1.1
23,900		Lukoil OAO ADR	1,399,345	1.5
29,306		MMC Norilsk Nickel ADR	563,957	0.6
50,700		Mobile Telesystems OJSC ADR	849,732	0.9
51,500		Rosneft Oil Co. GDR	380,267	0.4
138,200	@	Sberbank of Russia ADR	1,658,400	1.8
30,600		Severstal OAO GDR	440,968	0.5
17,500		Tatneft ADR	611,460	0.6
			6,979,819	7.4
		South Africa: 7.0%
4,440		Anglo Platinum Ltd.	313,967	0.3
53,703		ArcelorMittal South Africa Ltd.	468,012	0.5
24,300		Exxaro Resources Ltd.	598,235	0.6
14,812		Impala Platinum Holdings Ltd.	324,333	0.4
30,000		Imperial Holdings Ltd.	531,557	0.6
6,900		Kumba Iron Ore Ltd.	472,342	0.5
18,600		MTN Group Ltd.	316,457	0.3
9,800		Sasol Ltd. ADR	503,132	0.5
17,300		Sasol Ltd.	884,590	1.0
42,325		Standard Bank Group Ltd.	578,756	0.6
16,100		Tiger Brands Ltd.	517,984	0.6
84,125		Vodacom Group Pty Ltd.	1,034,652	1.1
			6,544,017	7.0
		South Korea: 15.4%
28,200		BS Financial Group, Inc.	318,840	0.3
1,300	@	CJ CheilJedang Corp.	356,292	0.4
9,800		Dongbu Insurance Co., Ltd.	418,731	0.4
15,100		Hana Financial Group, Inc.	517,011	0.6
8,600	@	Hankook Tire Co. Ltd	342,990	0.4
21,100	@	Hynix Semiconductor, Inc.	503,125	0.5
4,500		Hyundai Motor Co.	883,967	0.9
22,800	@	Industrial Bank Of Korea	255,723	0.3
20,700		KB Financial Group, Inc. ADR	784,530	0.9
3,145		KCC Corp.	847,023	0.9
8,200		Kia Motors Corp.	492,314	0.5
13,400	@	KP Chemical Corp.	196,216	0.2
33,700		KT Corp. ADR	501,793	0.5
3,900		KT&G Corp.	272,880	0.3
3,550		LG Electronics, Inc.	261,069	0.3
24,300		LG.Philips LCD Co. Ltd ADR	313,227	0.3
383	@	Lotte Chilsung Beverage Co., Ltd.	434,877	0.5
313	@	Lotte Confectionery Co. Ltd.	474,204	0.5
2,233		Samsung Electronics Co., Ltd.	2,198,799	2.4
4,300		Samsung Electronics Co., Ltd.. GDR	2,122,764	2.3
12,300		Samsung Heavy Industries Co., Ltd.	390,541	0.4
3,920	#	Samsung Life Insurance Co. Ltd.	292,291	0.3
3,900		SK Corp.	486,103	0.5
34,900		SK Telecom Co., Ltd. ADR	488,949	0.5
2,200		S-Oil Corp.	237,962	0.3
			14,392,221	15.4
		Taiwan: 6.5%
332,000		China Motor Corp.	354,932	0.4
17,500		Chunghwa Telecom Co. Ltd. ADR	567,175	0.6
134,400		Hon Hai Precision Industry Co., Ltd. GDR	874,434	0.9
337,000		Hon Hai Precision Industry Co., Ltd.	1,086,814	1.2
13,000		HTC Corp.	213,775	0.2
78,000		Radiant Opto-Electronics Corp.	296,904	0.3
251,000		Taiwan Semiconductor Manufacturing Co., Ltd.	665,870	0.7
109,700		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,544,576	1.6
963,000		United Microelectronics Corp.	507,936	0.6
			6,112,416	6.5
		Thailand: 3.5%
87,600		Bangkok Bank PCL	470,598	0.5
457,700		Charoen Pokphand Foods PCL	516,915	0.5
680,900		Krung Thai Bank PCL	335,901	0.4
149,300	@	PTT Global Chemical PCL	321,050	0.3
115,800		PTT PCL	1,269,543	1.4

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Thailand (continued)
36,000		Siam Cement PCL	$401,596	0.4
			3,315,603	3.5
		Turkey: 1.6%
68,100		Arcelik A/S	294,380	0.3
17,600		Tupras Turkiye Petrol Rafine	400,072	0.4
132,400		Turk Sise Ve Cam Fabrikalari	271,212	0.3
46,300		Turk Telekomunikasyon AS	206,464	0.2
27,700	@	Turkcell Iletisim Hizmet AS ADR	357,053	0.4
			1,529,181	1.6
		United Arab Emirates: 0.3%
36,200		Dragon Oil Plc	297,658	0.3
		United Kingdom: 0.5%
22,500		Anglo American PLC ADR	465,525	0.5
		United States: 4.4%
32,200		Archer-Daniels-Midland Co.	921,886	1.0
110,000		Avon Products, Inc.	1,954,700	2.1
7,300		Bunge Ltd.	418,071	0.4
53,000	@	Yahoo!, Inc.	819,910	0.9
			4,114,567	4.4
		Total Common Stock
		(Cost $77,246,912)	86,975,404	92.8
EXCHANGE-TRADED FUNDS: 2.8%
20,600		iShares MSCI Brazil Index Fund	1,351,360	1.4
30,000		iShares MSCI Emerging Markets Index Fund	1,263,900	1.4
		Total Exchange-Traded Funds
		(Cost $2,321,672)	2,615,260	2.8
		Total Long-Term Investments
		(Cost $79,568,584)	89,590,664	95.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateral(cc)(1): 2.5%
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $1,000,007, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,020,000, due 05/01/51-09/01/49)	$1,000,000	1.1
354,415		Daiwa Capital Markets, Repurchase Agreement dated 12/01/11, 0.00%, due 09/09/49 (Repurchase Amount $354,415, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.750%, Market Value plus accrued interest $361,503, due 02/09/12-03/01/48)	354,415	0.4
1,000,000		Morgan Stanley, Repurchase Agreement dated 01/31/12, 0.24%, due 02/01/12 (Repurchase Amount $1,000,007, collateralized by various U.S. Government Agency Obligations, 0.000%-5.763%, Market Value plus accrued interest $1,020,140, due 08/01/35-02/01/42)	1,000,000	1.0
			2,354,415	2.5
		Total Short-Term Investments
		(Cost $2,354,415)	2,354,415	2.5
		Total Investments in Securities (Cost $81,922,999)	$91,945,079	98.1
		Assets in Excess of Other Liabilities	1,734,568	1.9
		Net Assets	$93,679,647	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$11,083,687
		Gross Unrealized Depreciation	(1,061,607)
		Net Unrealized Appreciation	$10,022,080

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	6.4%
Consumer Staples	11.9
Energy	17.3
Financials	16.1
Industrials	5.1
Information Technology	13.5
Materials	12.1
Telecommunications	9.3
Utilities	1.1
Other Long-Term Investments	2.8
Short-Term Investments	2.5
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Brazil	$14,820,285	$1,522,948	$—	$16,343,233
China	1,497,617	12,126,466	—	13,624,083
Hong Kong	1,934,792	1,620,130	—	3,554,922
India	1,688,136	828,612	—	2,516,748
Indonesia	—	1,363,379	—	1,363,379
Israel	—	392,443	—	392,443
Kazakhstan	—	282,766	—	282,766
Malaysia	—	562,953	—	562,953
Mexico	3,368,246	—	—	3,368,246
Netherlands	458,380	—	—	458,380
Peru	240,240	—	—	240,240
Poland	—	517,004	—	517,004
Russia	4,983,167	1,996,652	—	6,979,819
South Africa	503,132	6,040,885	—	6,544,017
South Korea	2,361,379	12,030,842	—	14,392,221
Taiwan	2,111,751	4,000,665	—	6,112,416
Thailand	321,050	2,994,553	—	3,315,603
Turkey	357,053	1,172,128	—	1,529,181
United Arab Emirates	—	297,658	—	297,658
United Kingdom	—	465,525	—	465,525
United States	4,114,567	—	—	4,114,567
Total Common Stock	38,759,795	48,215,609	—	86,975,404
Exchange-Traded Funds	2,615,260	—	—	2,615,260
Short-Term Investments	—	2,354,415	—	2,354,415
Total Investments, at value	$41,375,055	$50,570,024	$—	$91,945,079
Other Financial Instruments+
Futures	79,394	—	—	79,394
Total Assets	$41,454,449	$50,570,024	$—	$92,024,473

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of January 31, 2012 (Unaudited) (continued)

ING Emerging Markets Equity Fund Open Futures Contracts on January 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	9	03/16/12	$458,640	$46,781
S&P CNX Nifty	102	02/23/12	1,066,920	32,613
			$1,525,560	$79,394

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited)

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.1%
			Australia: 3.2%
680,000		#	FMG Resources August 2006 Pty Ltd, 6.375%, 02/01/16	$693,600	0.1
	350,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	363,125	0.1
AUD	4,478,000		New South Wales Treasury Corp., 6.000%, 03/01/22	5,175,902	0.8
AUD	4,478,000		New South Wales Treasury Corp., 6.000%, 04/01/15	5,010,042	0.8
AUD	4,478,000		Queensland Treasury Corp., 6.000%, 10/21/15	4,953,383	0.7
AUD	4,478,000		Queensland Treasury Corp., 6.000%, 07/21/22	4,941,313	0.7
				21,137,365	3.2
			Brazil: 1.8%
	1,945,000	#	Banco do Brasil SA, 5.875%, 01/26/22	1,971,257	0.3
BRL	3,899,000	#	Banco Votorantim SA, 6.250%, 05/16/16	2,317,040	0.3
	310,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	312,325	0.0
	1,320,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	1,354,320	0.2
	505,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	520,150	0.1
	1,196,750	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	1,220,685	0.2
	1,570,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,665,827	0.3
	309,000		Vale Overseas Ltd., 6.875%, 11/10/39	367,752	0.1
	588,000	#	Voto-Votorantim Ltd., 6.750%, 04/05/21	637,980	0.1
	1,150,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	1,244,300	0.2
				11,611,636	1.8
			Canada: 0.3%
	445,000	#	Bombardier, Inc., 7.500%, 03/15/18	500,625	0.1
	900,000	#	Bombardier, Inc., 7.750%, 03/15/20	1,026,000	0.1
	575,000		Nova Chemicals Corp., 8.625%, 11/01/19	655,500	0.1
				2,182,125	0.3
			Cayman Islands: 0.6%
	1,611,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,639,193	0.3
	1,185,000		Odebrecht Finance Ltd, 7.000%, 04/21/20	1,288,687	0.2
	240,000	#	Odebrecht Finance Ltd., 7.500%, 09/29/49	241,800	0.0
	750,000		Seagate HDD Cayman, 6.875%, 05/01/20	806,250	0.1
				3,975,930	0.6
			Chile: 0.5%
	1,560,000		Inversiones CMPC SA, 4.750%, 01/19/18	1,641,672	0.3
	672,000	#	Inversiones CMPC SA, 4.750%, 01/19/18	707,182	0.1
	645,000	#	Inversiones CMPC SA, 6.125%, 11/05/19	727,640	0.1
				3,076,494	0.5
			China: 0.0%
	250,000	#	Mega Advance Investments Ltd., 6.375%, 05/12/41	265,043	0.0
			Colombia: 1.7%
	1,360,000	#	Banco de Bogota SA, 5.000%, 01/15/17	1,386,520	0.2
	9,330,000	#	Citigroup Funding, Inc., 11.000%, 07/27/20	8,997,945	1.4
	719,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	740,570	0.1
				11,125,035	1.7
			France: 0.1%
	904,000		France Telecom S.A., 4.375%, 07/08/14	963,694	0.1
			Hong Kong: 0.2%
	915,000		PCCW-HKT Capital No 3 Ltd., 5.250%, 07/20/15	965,994	0.2
			Ireland: 0.1%
	568,000		RZD Capital Ltd., 5.739%, 04/03/17	592,140	0.1
			Italy: 0.2%
	949,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	956,118	0.1
	409,000		Telecom Italia Capital SA, 6.175%, 06/18/14	412,067	0.1
				1,368,185	0.2
			Kazakhstan: 0.5%
	2,297,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	2,532,672	0.4
	772,000	#	KazMunaiGaz Finance Sub BV, 8.375%, 07/02/13	828,125	0.1
				3,360,797	0.5
			Luxembourg: 0.3%
	400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	409,000	0.1
	300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	313,875	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Luxembourg (continued)
1,315,000			TNK-BP Finance SA, 7.875%, 03/13/18	$1,482,662	0.2
				2,205,537	0.3
			Mexico: 3.0%
	1,970,000		America Movil SAB de CV, 6.125%, 03/30/40	2,419,010	0.4
	432,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	447,243	0.1
	2,005,000		Petroleos Mexicanos, 6.000%, 03/05/20	2,255,625	0.3
MXN	140,000,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	10,889,283	1.6
	1,585,000		Sigma Alimentos SA de CV, 5.625%, 04/14/18	1,624,625	0.2
	2,190,000		Southern Copper Corp., 6.750%, 04/16/40	2,338,451	0.4
				19,974,237	3.0
			Netherlands: 0.3%
	1,133,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	1,226,628	0.2
	550,000	#	LyondellBasell Industries NV, 6.000%, 11/15/21	600,875	0.1
				1,827,503	0.3
			New Zealand: 0.1%
	800,000	#	Reynolds Group Issuer, Inc., 7.125%, 04/15/19	844,000	0.1
			Peru: 0.1%
	785,000	#	Volcan Cia Minera SAA, 5.375%, 02/02/22	794,544	0.1
			Qatar: 0.1%
	440,000	#	Nakilat, Inc., 6.067%, 12/31/33	478,500	0.1
			Russia: 0.1%
	575,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	609,500	0.1
			South Korea: 0.1%
	492,000	#	Korea Gas Corp., 6.250%, 01/20/42	519,378	0.1
			Ukraine: 0.1%
	739,000		NAK Naftogaz Ukraine, 9.500%, 09/30/14	715,906	0.1
			United Arab Emirates: 0.2%
	1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,123,200	0.2
			United Kingdom: 0.5%
	627,000	#	Barclays Bank PLC, 6.050%, 12/04/17	635,443	0.1
	1,096,000		Diageo Capital PLC, 5.200%, 01/30/13	1,147,920	0.2
	325,000	#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	342,062	0.0
	665,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	621,730	0.1
	565,000		Virgin Media Secured Finance PLC, 6.500%, 01/15/18	610,200	0.1
				3,357,355	0.5
			United States: 18.3%
	1,201,000		ACE INA Holdings, Inc., 5.900%, 06/15/19	1,449,987	0.2
	565,000		AES Corp., 8.000%, 10/15/17	637,038	0.1
	426,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	459,752	0.1
	304,000		Alltel Corp., 7.000%, 03/15/16	368,087	0.1
	625,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	621,875	0.1
	280,000		Alpha Natural Resources, Inc., 6.000%, 06/01/19	279,300	0.0
	388,000		Altria Group, Inc., 9.250%, 08/06/19	529,298	0.1
	900,000		Altria Group, Inc., 9.700%, 11/10/18	1,241,650	0.2
	735,000		AMC Entertainment, Inc., 8.750%, 06/01/19	779,100	0.1
	735,000	#	AMC Networks, Inc., 7.750%, 07/15/21	811,256	0.1
	847,000		American Express Credit Corp., 2.750%, 09/15/15	872,939	0.1
	1,871,000		American Express Credit Corp., 5.125%, 08/25/14	2,036,129	0.3
	664,000		American International Group, Inc., 6.400%, 12/15/20	723,966	0.1
	785,000	#	Arch Coal, Inc., 7.250%, 06/15/21	792,850	0.1
	500,000		Arch Coal, Inc., 8.750%, 08/01/16	547,500	0.1
	2,040,000		AT&T, Inc., 2.500%, 08/15/15	2,133,640	0.3
	1,080,000		AutoZone, Inc., 4.000%, 11/15/20	1,141,503	0.2
	200,000		Bank of America Corp., 5.420%, 03/15/17	196,420	0.0
	1,550,000		Bank of America Corp., 5.625%, 07/01/20	1,574,395	0.2
	633,000		The Bank of New York Mellon Corp., 3.550%, 09/23/21	665,010	0.1
	650,000		BB&T Corp., 5.700%, 04/30/14	712,454	0.1
	65,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	68,575	0.0
	500,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	552,500	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
1,000,000		Cablevision Systems Corp., 8.000%, 04/15/20	$1,100,000	0.2
590,000	#	Calpine Corp., 7.875%, 07/31/20	638,675	0.1
900,000		Case New Holland, Inc., 7.875%, 12/01/17	1,041,750	0.2
505,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	539,088	0.1
400,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	433,000	0.1
1,000,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	1,092,878	0.2
845,000		CF Industries, Inc., 6.875%, 05/01/18	982,313	0.2
500,000		Chesapeake Energy Corp., 6.125%, 02/15/21	495,000	0.1
275,000		Chesapeake Energy Corp., 6.625%, 08/15/20	277,750	0.0
520,000	#	Chesapeake Midstream Partners L.P. / CHKM Finance Corp., 6.125%, 07/15/22	529,750	0.1
250,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	252,500	0.0
10,746,000	#	Citigroup Funding, Inc., 11.000%, 07/27/20	10,858,940	1.6
848,000		Citigroup, Inc., 5.000%, 09/15/14	872,573	0.1
360,000		Citigroup, Inc., 8.500%, 05/22/19	440,726	0.1
840,000		CMS Energy Corp., 6.250%, 02/01/20	915,922	0.1
675,000		Comcast Corp., 5.700%, 05/15/18	793,070	0.1
718,000		Comcast Corp., 6.550%, 07/01/39	904,147	0.1
64,000		Commonwealth Edison Co., 4.700%, 04/15/15	70,077	0.0
150,000		Consol Energy, Inc., 8.000%, 04/01/17	162,750	0.0
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,125,000	0.2
500,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	545,000	0.1
831,000		CVS Caremark Corp., 6.125%, 09/15/39	1,033,587	0.2
800,000		DaVita, Inc., 6.625%, 11/01/20	854,000	0.1
720,000	#	Delphi Corp., 5.875%, 05/15/19	752,400	0.1
1,226,000		Devon Energy Corp., 5.600%, 07/15/41	1,464,804	0.2
443,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	463,081	0.1
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	685,087	0.1
205,000		DISH DBS Corp., 6.750%, 06/01/21	224,475	0.0
620,000		DISH DBS Corp., 7.875%, 09/01/19	717,650	0.1
500,000	#	DPL, Inc., 6.500%, 10/15/16	535,000	0.1
411,000		Enbridge Energy Partners, 9.875%, 03/01/19	550,446	0.1
785,000		Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	868,406	0.1
246,000		Energy Transfer Partners, 9.700%, 03/15/19	311,644	0.1
684,000		Entergy Corp., 5.125%, 09/15/20	698,580	0.1
438,000		Entergy Texas, Inc., 7.125%, 02/01/19	536,695	0.1
597,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	715,174	0.1
651,000		Fifth Third Bancorp., 8.250%, 03/01/38	837,337	0.1
1,058,000		First Horizon National Corp., 5.375%, 12/15/15	1,091,596	0.2
500,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	518,834	0.1
500,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	613,843	0.1
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	617,250	0.1
250,000		Frontier Communications Corp., 7.875%, 04/15/15	259,375	0.0
605,000		General Electric Capital Corp., 2.250%, 11/09/15	622,449	0.1
1,120,000		General Electric Capital Corp., 4.375%, 09/16/20	1,173,717	0.2
900,000		General Electric Co., 5.250%, 12/06/17	1,053,553	0.2
1,982,000		Goldman Sachs Group, Inc., 5.375%, 03/15/20	2,015,236	0.3
780,000		Hanesbrands, Inc., 6.375%, 12/15/20	817,050	0.1
735,000		HCA, Inc., 7.250%, 09/15/20	794,719	0.1
506,000		Hess Corp., 7.000%, 02/15/14	560,726	0.1
822,000		HSBC USA, Inc., 5.000%, 09/27/20	829,476	0.1
840,000		Huntsman International LLC, 8.625%, 03/15/21	926,100	0.1
991,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	1,111,775	0.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
1,888,000	#	Hyundai Capital America, 4.000%, 06/08/17	$1,917,194	0.3
430,000		Indiana Michigan Power, 7.000%, 03/15/19	535,752	0.1
345,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	331,200	0.1
680,000		Jabil Circuit, Inc., 7.750%, 07/15/16	776,900	0.1
500,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	505,000	0.1
601,000		JPMorgan Chase & Co., 4.400%, 07/22/20	623,413	0.1
250,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	272,985	0.0
700,000		KB Home, 6.250%, 06/15/15	693,875	0.1
2,632,000		Kellogg Co., 4.000%, 12/15/20	2,831,469	0.4
500,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	520,000	0.1
1,154,000		Kraft Foods, Inc., 6.500%, 08/11/17	1,394,147	0.2
703,000		Lorillard Tobacco Co., 6.875%, 05/01/20	813,261	0.1
219,000		Lyondell Chemical Co., 8.000%, 11/01/17	245,280	0.0
366,838		Lyondell Chemical Co., 11.000%, 05/01/18	403,522	0.1
565,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	608,787	0.1
450,000		Meritage Homes Corp., 6.250%, 03/15/15	452,250	0.1
581,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	585,768	0.1
464,000		Metropolitan Edison, 7.700%, 01/15/19	590,887	0.1
392,000		Morgan Stanley, 4.100%, 01/26/15	393,437	0.1
535,000		Morgan Stanley, 7.300%, 05/13/19	584,715	0.1
500,000	#	Mylan, Inc., 6.000%, 11/15/18	518,750	0.1
525,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	585,375	0.1
1,314,000		NBCUniversal Media LLC, 2.875%, 04/01/16	1,367,255	0.2
711,000		Nevada Power Co., 7.125%, 03/15/19	903,459	0.1
774,000		News America, Inc., 6.900%, 03/01/19	950,822	0.1
790,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	883,813	0.1
252,000		Nisource Finance Corp., 6.125%, 03/01/22	296,071	0.1
1,000,000		Omnicare, Inc., 7.750%, 06/01/20	1,112,500	0.2
1,055,000		Oracle Corp., 5.375%, 07/15/40	1,287,166	0.2
800,000		Owens, 7.375%, 05/15/16	900,000	0.1
857,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,145,085	0.2
840,000	#	Peabody Energy Corp., 6.000%, 11/15/18	869,400	0.1
125,000	#	Peabody Energy Corp., 6.250%, 11/15/21	129,375	0.0
780,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	842,400	0.1
480,000		Pioneer Natural Resources Co., 7.500%, 01/15/20	579,727	0.1
735,000		Plains Exploration & Production Co., 7.625%, 04/01/20	812,175	0.1
1,245,000		Protective Life Corp., 8.450%, 10/15/39	1,460,368	0.2
598,000		Qwest Corp., 6.500%, 06/01/17	675,004	0.1
750,000		Rent-A-Center, Inc./TX, 6.625%, 11/15/20	778,125	0.1
1,100,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,243,000	0.2
554,000		Sempra Energy, 6.500%, 06/01/16	656,134	0.1
645,000		SLM Corp., 8.000%, 03/25/20	688,538	0.1
555,000		Smithfield Foods, Inc., 10.000%, 07/15/14	654,900	0.1
476,000		Southwestern Electric Power, 5.550%, 01/15/17	535,450	0.1
500,000		SPX Corp., 6.875%, 09/01/17	560,000	0.1
2,078,000		St. Jude Medical, Inc., 2.500%, 01/15/16	2,155,940	0.3
1,374,000		Symantec Corp., 4.200%, 09/15/20	1,412,082	0.2
950,000		Tenet Healthcare Corp., 10.000%, 05/01/18	1,099,625	0.2
765,000		Time Warner Cable, Inc., 5.875%, 11/15/40	862,308	0.1
937,000		Time Warner Cable, Inc., 6.750%, 06/15/39	1,130,003	0.2
1,481,000		Time Warner, Inc., 7.700%, 05/01/32	1,971,860	0.3
780,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	839,475	0.1
479,000		Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	565,268	0.1
825,000		Tyson Foods, Inc., 6.850%, 04/01/16	924,000	0.1
400,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	408,500	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	732,600	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
1,000,000		Verizon Communications, Inc., 2.000%, 11/01/16	$1,021,975	0.2
1,660,000		Viacom, Inc., 6.125%, 10/05/17	1,977,676	0.3
860,000	+	Wells Fargo & Co., 3.676%, 06/15/16	917,460	0.1
800,000		Windstream Corp., 7.000%, 03/15/19	830,000	0.1
210,000		Wyndham Worldwide Corp., 7.375%, 03/01/20	244,790	0.0
735,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/01/17	819,525	0.1
257,000		Xerox Corp., 4.250%, 02/15/15	271,562	0.0
735,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	791,044	0.1
			122,010,625	18.3
		Venezuela: 0.7%
847,200		Petroleos de Venezuela, 5.000%, 10/28/15	656,580	0.1
4,841,200		Petroleos de Venezuela SA, 12.750%, 02/17/22	4,248,153	0.6
			4,904,733	0.7
		Total Corporate Bonds/Notes (Cost $209,590,469)	219,989,456	33.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.9%
		United States: 8.9%
1,685,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	1,743,934	0.3
2,266,964		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	2,317,767	0.4
470,000		Banc of America Commercial Mortgage, Inc., 5.140%, 07/10/43	438,990	0.1
770,000		Banc of America Commercial Mortgage, Inc., 5.200%, 07/10/43	690,075	0.1
600,000		Banc of America Commercial Mortgage, Inc., 5.567%, 06/10/49	584,392	0.1
517,122		Banc of America Funding Corp., 5.750%, 10/25/35	521,764	0.1
672,007		Banc of America Funding Corp., 5.750%, 11/25/35	671,486	0.1
300,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.319%, 07/10/43	257,945	0.0
1,640,946		Bear Stearns Adjustable Rate Mortgage Trust, 2.739%, 08/25/35	1,506,842	0.2
1,869,412		Chase Mortgage Finance Corp., 5.305%, 12/25/35	1,685,549	0.3
2,078,794	#	Credit Suisse Mortgage Capital Certificates, 5.346%, 07/27/37	2,131,175	0.3
2,586,492		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	2,620,724	0.4
2,278,279		CW Capital Cobalt Ltd., 5.930%, 05/15/46	2,307,318	0.3
1,000,000	#	DBUBS Mortgage Trust, 5.557%, 11/10/46	892,907	0.1
1,110,467		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	1,112,798	0.2
1,030,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, 01/15/42	922,329	0.1
2,194,931		JP Morgan Chase Commercial Mortgage Securities Corp., 5.247%, 01/12/43	2,201,762	0.3
440,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.569%, 07/15/46	333,329	0.1
561,633		JPMorgan Mortgage Trust, 3.994%, 07/25/35	499,307	0.1
208,960		JPMorgan Mortgage Trust, 4.439%, 07/25/35	208,279	0.0
563,177		JPMorgan Mortgage Trust, 5.313%, 07/25/35	553,261	0.1
600,000		LB Commercial Conduit Mortgage Trust, 6.133%, 07/15/44	589,162	0.1
920,000		LB-UBS Commercial Mortgage Trust, 4.986%, 12/15/39	833,420	0.1
890,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	904,871	0.1
720,000		LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	777,841	0.1
260,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	260,030	0.0
2,000,000		LB-UBS Commercial Mortgage Trust, 6.087%, 06/15/38	1,630,488	0.2
2,283,468		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	2,322,620	0.4
1,965,694		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	1,966,104	0.3
768,564		Morgan Stanley Capital I, 0.501%, 04/12/49	739,346	0.1
430,000		Morgan Stanley Capital I, 5.242%, 01/14/42	425,488	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
980,000	#	Morgan Stanley Capital I, 5.422%, 09/15/47	$899,187	0.1
1,330,000	#	Morgan Stanley Capital I, 5.599%, 01/13/41	1,274,210	0.2
2,613,117		Morgan Stanley Capital I, 5.783%, 04/12/49	2,699,742	0.4
2,600,000	#	Morgan Stanley Reremic Trust, 10.236%, 12/17/43	2,664,158	0.4
960,000	#	RBSCF Trust, 5.301%, 01/16/49	962,671	0.1
339,560		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	340,013	0.1
597,643		Structured Adjustable Rate Mortgage Loan Trust, 5.396%, 11/25/34	566,913	0.1
490,793		Structured Asset Securities Corp., 2.469%, 09/25/33	423,678	0.1
1,617,911	+	Structured Asset Securities Corp., 4.550%, 02/25/34	1,638,395	0.2
626,016		Structured Asset Securities Corp., 5.000%, 05/25/35	626,007	0.1
819,423		Thornburg Mortgage Securities Trust, 1.016%, 09/25/44	719,137	0.1
630,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	563,380	0.1
627,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	622,237	0.1
2,559,894		Wachovia Bank Commercial Mortgage Trust, 5.924%, 06/15/49	2,646,562	0.4
598,984		WaMu Mortgage Pass Through Certificates, 2.486%, 01/25/36	541,295	0.1
1,410,755		Wells Fargo Mortgage Backed Securities Trust, 2.678%, 06/25/35	1,314,060	0.2
761,665		Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	778,708	0.1
810,800		Wells Fargo Mortgage Backed Securities Trust, 5.242%, 05/25/35	811,828	0.1
2,369,788		Wells Fargo Mortgage Backed Securities Trust, 5.500%, 09/25/37	2,374,496	0.4
1,936,934		Wells Fargo Mortgage-Backed Securities Trust, 5.350%, 08/25/35	1,898,395	0.3
		Total Collateralized Mortgage Obligations (Cost $59,750,981)	59,016,375	8.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.0%
		Federal Home Loan Mortgage Corporation: 3.4%##STRIP
8,793,000		2.375%, due 01/13/22	8,918,388	1.3
3,921,000	W	4.000%, due 10/15/40	4,135,430	0.6
5,876,963	^	5.000%, due 02/15/40	980,873	0.1
1,772,029		5.000%, due 01/01/41	1,908,496	0.3
1,568,004		5.500%, due 11/15/32	1,726,967	0.3
9,748,991	^	5.760%, due 07/15/40	1,794,275	0.3
14,849,019	^	6.360%, due 02/15/41	3,295,535	0.5
			22,759,964	3.4
		Federal National Mortgage Association: 3.4%##STRIP
1,765,000	W	3.500%, due 07/25/41	1,834,221	0.3
2,211,000	W	4.500%, due 02/01/38	2,352,642	0.3
592,785		4.500%, due 12/01/40	634,419	0.1
1,074,920		4.500%, due 12/01/40	1,150,416	0.2
1,446,071		4.500%, due 12/01/40	1,547,635	0.2
1,579,106		4.500%, due 01/01/41	1,690,013	0.2
1,358,072		4.500%, due 01/01/41	1,453,455	0.2
496,291		4.500%, due 09/01/41	531,148	0.1
14,042,962	^	5.000%, due 05/25/18	1,179,767	0.2
1,446,508		5.000%, due 07/25/34	1,509,538	0.2
1,446,253		5.000%, due 05/01/41	1,566,218	0.2
474,168		5.000%, due 06/01/41	513,500	0.1
965,518		6.000%, due 04/25/33	1,078,763	0.2
1,576,192		6.000%, due 12/01/37	1,750,297	0.3
1,550,000		6.000%, due 02/01/38	1,721,211	0.3
1,279,179		6.984%, due 08/25/37	1,402,813	0.2
42,623		7.593%, due 06/17/40	46,046	0.0
819,075		22.895%, due 07/25/35	944,244	0.1
			22,906,346	3.4
		Government National Mortgage Association: 1.2%STRIP
7,021,237	^	4.000%, due 04/20/38	960,323	0.2
1,301,379		4.500%, due 08/20/41	1,422,507	0.2
780,160		5.140%, due 10/20/60	881,275	0.1
501,387		5.288%, due 10/20/60	572,734	0.1
1,034,663		5.290%, due 10/20/60	1,179,892	0.2
184,882		5.500%, due 03/20/39	206,315	0.0
1,666,433		21.138%, due 03/20/37	2,468,097	0.4
			7,691,143	1.2
		Total U.S. Government Agency Obligations (Cost $52,050,241)	53,357,453	8.0
FOREIGN GOVERNMENT BONDS: 30.1%
		Argentina: 0.4%
1,295,318		Argentina Government International Bond, 7.000%, 04/17/17	1,178,739	0.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Argentina (continued)
1,836,061			Argentina Government International Bond, 8.280%, 12/31/33	$1,482,620	0.2
				2,661,359	0.4
			Brazil: 8.5%
BRL	95,901,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	51,227,172	7.7
2,390,000			Brazilian Government International Bond, 4.875%, 01/22/21	2,700,700	0.4
1,516,000			Federal Republic of Brazil, 10.125%, 05/15/27	2,520,350	0.4
				56,448,222	8.5
			Canada: 1.3%
CAD	3,000,000		Canadian Government Bond, 1.750%, 03/01/13	3,017,174	0.5
CAD	1,000,000		Canadian Government Bond, 3.000%, 12/01/15	1,065,972	0.2
CAD	2,000,000		Canadian Government Bond, 3.500%, 06/01/20	2,255,769	0.3
CAD	1,800,000		Canadian Government Bond, 4.000%, 06/01/41	2,340,880	0.3
				8,679,795	1.3
			Colombia: 0.5%
2,479,000			Colombia Government International Bond, 4.375%, 07/12/21	2,677,320	0.4
299,000			Colombia Government International Bond, 6.125%, 01/18/41	360,295	0.1
				3,037,615	0.5
			France: 4.0%
EUR	6,707,000		France Government Bond OAT, 3.250%, 10/25/21	8,888,139	1.3
EUR	13,342,000		French Treasury Note BTAN, 2.500%, 07/25/16	17,955,139	2.7
				26,843,278	4.0
			Germany: 2.0%
EUR	410,000		Bundesobligation, 1.250%, 10/14/16	549,965	0.1
EUR	8,280,000		Bundesrepublik Deutschland, 2.000%, 01/04/22	11,013,158	1.7
EUR	970,000		Bundesrepublik Deutschland, 3.250%, 07/04/42	1,482,566	0.2
				13,045,689	2.0
			Hungary: 0.9%
HUF	1,100,000,000		Hungary Government Bond, 7.000%, 06/24/22	4,299,129	0.6
839,000			Hungary Government International Bond, 6.250%, 01/29/20	780,270	0.1
1,126,000			Hungary Government International Bond, 6.375%, 03/29/21	1,047,180	0.2
				6,126,579	0.9
			Indonesia: 0.9%
5,343,000		#	Indonesia Government International Bond, 4.875%, 05/05/21	5,770,440	0.9
			Lithuania: 0.3%
1,878,000		#	Lithuania Government International Bond, 5.125%, 09/14/17	1,859,220	0.3
455,000		#	Lithuania Government International Bond, 6.625%, 02/01/22	464,662	0.0
				2,323,882	0.3
			Mexico: 1.5%
MXN	83,000,000		Mexican Bonos, 8.500%, 11/18/38	7,258,986	1.1
1,116,000			Mexico Government International Bond, 3.625%, 03/15/22	1,128,276	0.2
1,156,000			Mexico Government International Bond, 8.300%, 08/15/31	1,731,110	0.2
				10,118,372	1.5
			Panama: 0.4%
577,000			Panama Government International Bond, 5.200%, 01/30/20	658,645	0.1
442,000			Panama Government International Bond, 6.700%, 01/26/36	565,760	0.1
860,000			Panama Government International Bond, 7.125%, 01/29/26	1,132,190	0.2
				2,356,595	0.4
			Peru: 1.3%
2,060,000			Peru Government International Bond, 8.750%, 11/21/33	3,151,800	0.5
PEN	11,652,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	5,186,852	0.8
				8,338,652	1.3
			Philippines: 0.6%
1,828,000			Philippine Government International Bond, 4.000%, 01/15/21	1,887,410	0.3
1,871,000			Philippine Government International Bond, 5.000%, 01/13/37	1,931,807	0.3
				3,819,217	0.6
			Poland: 0.2%
1,624,000			Poland Government International Bond, 5.000%, 03/23/22	1,654,856	0.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Russia: 0.9%
5,134,108		#,+	Russia Government Bond, 7.500%, 03/31/30	$6,096,753	0.9
			South Africa: 4.2%
ZAR	204,638,128		South Africa Government Bond, 7.250%, 01/15/20	25,569,549	3.8
2,136,000			South Africa Government International Bond, 5.500%, 03/09/20	2,376,300	0.4
				27,945,849	4.2
			South Korea: 0.1%
500,000		#	Korea Housing Finance Corp., 4.125%, 12/15/15	520,673	0.1
			Turkey: 0.5%
1,137,000			Turkey Government International Bond, 5.125%, 03/25/22	1,085,835	0.2
1,851,000			Turkey Government International Bond, 7.500%, 11/07/19	2,110,140	0.3
				3,195,975	0.5
			Ukraine: 0.3%
1,342,000		#	Ukraine Government Bond, 7.650%, 06/11/13	1,308,450	0.2
1,049,000		#	Ukraine Government International Bond, 6.250%, 06/17/16	923,120	0.1
				2,231,570	0.3
			United Kingdom: 1.0%
GBP	800,000		United Kingdom Gilt, 4.250%, 12/07/40	1,562,028	0.2
GBP	1,000,000		United Kingdom Gilt, 4.500%, 03/07/13	1,646,702	0.3
GBP	800,000		United Kingdom Gilt, 4.750%, 03/07/20	1,553,169	0.2
GBP	1,000,000		United Kingdom Gilt, 4.750%, 09/07/15	1,811,256	0.3
				6,573,155	1.0
			Uruguay: 0.3%
UYU	6,067,000		Uruguay Government International Bond, 4.250%, 04/05/27	444,958	0.0
494,000			Uruguay Government International Bond, 6.875%, 09/28/25	643,435	0.1
883,015			Uruguay Government International Bond, 7.625%, 03/21/36	1,227,391	0.2
				2,315,784	0.3
			Total Foreign Government Bonds (Cost $200,267,120)	200,104,310	30.1
U.S. TREASURY OBLIGATIONS: 8.8%
			U.S. Treasury Bonds: 4.0%STRIP
3,575,000			2.000%, due 11/15/21	3,641,474	0.5
19,708,000			3.750%, due 08/15/41	22,984,455	3.5
				26,625,929	4.0
			U.S. Treasury Notes: 4.7%STRIP
17,660,000			0.125%, due 12/31/13	17,632,415	2.6
2,600,000			0.250%, due 12/15/14	2,597,564	0.4
4,476,000			0.875%, due 12/31/16	4,518,312	0.7
6,323,000			1.375%, due 12/31/18	6,393,147	1.0
				31,141,438	4.7
			U.S. Treasury STRIP: 0.1%STRIP
5,000,000		^	6.208%, due 02/25/42	1,002,964	0.1
			Total U.S. Treasury Obligations (Cost $58,295,845)	58,770,331	8.8
ASSET-BACKED SECURITIES: 1.5%
			United States: 1.5%
EUR	7,553,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	9,956,702	1.5
			Total Asset-Backed Securities (Cost $10,551,700)	9,956,702	1.5

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
			Options On Currencies: 0.2%
38,400,000		@	EUR Put vs. USD Call Currency Option, Strike @ 1.290, Exp. 03/29/12 Counterparty: Deutsche Bank AG	$437,760	0.1
32,000,000		@	JPY Put vs. USD Call Currency Option, Strike @ 79.800, Exp. 06/01/12 Counterparty: Deutsche Bank AG	202,008	0.0
16,000,000		@	JPY Put vs. USD Call Currency Option, Strike @ 77.900, Exp. 07/03/12 Counterparty: Deutsche Bank AG	229,996	0.0
12,900,000		@	NZD Put vs. USD Call Currency Option, Strike @ 0.800, Exp. 02/28/12 Counterparty: Deutsche Bank AG	55,480	0.0
9,650,000		@	USD Put vs. BRL Call Currency Option, Strike @ 1.800, Exp. 04/04/12 Counterparty: HSBC	326,184	0.1
				1,251,428	0.2
			Total Purchased Options (Cost $1,639,566)	1,251,428	0.2
			Total Long-Term Investments (Cost $592,145,922)	602,446,055	90.6

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
			Commercial Paper: 2.5%
10,000,000			Barton Capital, 0.290%, 02/03/12	$9,999,761	1.5
2,000,000			Barton Capital, 0.300%, 02/06/12	1,999,900	0.3
5,025,000			Volkswagen, 0.450%, 03/23/12	5,021,734	0.7
				17,021,395	2.5
			Foreign Government Bonds: 3.0%
KRW	22,309,080,000		Korea Monetary Stabilization Bond, 3.460%, 10/09/12
			(Cost $19,722,681)	19,911,119	3.0

Shares				Value	Percentage of Net Assets
			Mutual Funds: 2.1%
13,672,000			BlackRock Liquidity Funds, TempFund, Institutional Class
			(Cost $13,672,000)	$13,672,000	2.1
			Total Short-Term Investments (Cost $50,416,235)	50,604,514	7.6
			Total Investments in Securities (Cost $642,562,157)	$653,050,569	98.2
			Assets in Excess of Other Liabilities	12,094,852	1.8
			Net Assets	$665,145,421	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		@	Non-income producing security
		STRIP	Separate Trading of Registered Interest and Principal of Securities
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		W	Settlement is on a when-issued or delayed-delivery basis.
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		AUD	Australian Dollar
		BRL	Brazilian Real
		CAD	Canadian Dollar
		EUR	EU Euro
		GBP	British Pound
		HUF	Hungarian Forint
		KRW	South Korean Won
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		UYU	Uruguayan Peso Uruguayo
		ZAR	South African Rand
			Cost for federal income tax purposes is $642,784,492.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$17,240,855
			Gross Unrealized Depreciation	(6,974,778)
			Net Unrealized Appreciation	$10,266,077

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	8.9%
Consumer Discretionary	4.0
Consumer Staples	2.1
Credit Card Asset-Backed Securities	1.5
Energy	5.5
Federal Home Loan Mortgage Corporation	3.4
Federal National Mortgage Association	3.4
Financials	12.2
Foreign Government Bonds	33.2
Government National Mortgage Association	1.2
Health Care	1.5
Industrials	1.6
Information Technology	0.7
Materials	1.9
Options On Currencies	0.2
Telecommunications	1.8
U.S. Treasury Bills	0.1
U.S. Treasury Bonds	4.0
U.S. Treasury Notes	4.7
Utilities	1.7
Short-Term Investments	4.6
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Purchased Options	$—	$1,251,428	$—	$1,251,428
Corporate Bonds/Notes	—	200,132,571	19,856,885	219,989,456
Collateralized Mortgage Obligations	—	59,016,375	—	59,016,375
Short-Term Investments	13,672,000	36,932,514	—	50,604,514
Asset-Backed Securities	—	9,956,702	—	9,956,702
Foreign Government Bonds	—	200,104,310	—	200,104,310
U.S. Government Agency Obligations	—	53,357,453	—	53,357,453
U.S. Treasury Obligations	—	58,770,331	—	58,770,331
Total Investments, at value	$13,672,000	$619,521,684	$19,856,885	$653,050,569
Other Financial Instruments+
Swaps	—	3,996,344	—	3,996,344
Futures	2,972,857	—	—	2,972,857
Forward Foreign Currency Contracts	—	7,123,032	—	7,123,032
Total Assets	$16,644,857	$630,641,060	$19,856,885	$667,142,802
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(12,957,636)	$—	$(12,957,636)
Futures	(2,620,554)	—	—	(2,620,554)
Written Options	—	(1,399,248)	—	(1,399,248)
Forward Foreign Currency Contracts	—	(6,666,189)	—	(6,666,189)
Total Liabilities	$(2,620,554)	$(21,023,073)	$—	$(23,643,627)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2012
Asset Table
Investments, at value
Corporate Bonds/Notes	$19,149,143	$—	$—	$(36)	$—	$707,778	$—	$—	$19,856,885
Total Investments, at value	$19,149,143	$—	$—	$(36)	$—	$707,778	$—	$—	$19,856,885

As of January 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $707,778.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012:

Derivatives Fair Value*
Foreign exchange contracts	$309,023
Interest Rate	(8,808,989)
Total	$(8,499,966)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

At January 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	1,111,142	Buy	04/20/12	$1,746,000	$1,749,766	$3,766
Barclays Bank PLC	British Pound	1,263,320	Buy	04/20/12	1,981,000	1,989,408	8,408
Barclays Bank PLC	British Pound	1,079,214	Buy	04/20/12	1,669,000	1,699,487	30,487
Barclays Bank PLC	Brazilian Real	9,802,917	Buy	04/20/12	5,319,000	5,511,629	192,629
Barclays Bank PLC	Turkish Lira	1,958,427	Buy	05/18/12	1,041,524	1,076,111	34,587
Citigroup, Inc.	Swedish Krona	44,634,384	Buy	04/20/12	6,573,000	6,538,169	(34,831)
Citigroup, Inc.	Norwegian Krone	38,555,546	Buy	04/20/12	6,520,510	6,550,810	30,300
Citigroup, Inc.	Swiss Franc	3,223,467	Buy	04/20/12	3,391,313	3,506,538	115,225
Citigroup, Inc.	Mexican Peso	86,983,735	Buy	05/18/12	6,555,863	6,612,728	56,865
Citigroup, Inc.	EU Euro	3,793,714	Buy	05/18/12	4,941,392	4,964,542	23,150
Citigroup, Inc.	Canadian Dollar	29,852,707	Buy	05/18/12	29,354,617	29,698,298	343,681
Citigroup, Inc.	EU Euro	28,989,945	Buy	05/18/12	37,455,182	37,936,911	481,729
Citigroup, Inc.	Polish Zloty	434,996	Buy	05/18/12	128,641	133,319	4,678
Credit Suisse First Boston	Mexican Peso	167,136,468	Buy	05/18/12	12,841,489	12,706,146	(135,343)
Credit Suisse First Boston	Mexican Peso	54,684,581	Buy	05/18/12	4,088,017	4,157,263	69,246
Deutsche Bank AG	South Korean Won	6,527,913,000	Buy	04/20/12	5,754,000	5,777,941	23,941
Deutsche Bank AG	New Zealand Dollar	4,015,588	Buy	04/20/12	3,287,000	3,297,866	10,866
Deutsche Bank AG	Swedish Krona	44,643,816	Buy	04/20/12	6,573,000	6,539,550	(33,450)
Deutsche Bank AG	Swedish Krona	44,626,306	Buy	04/20/12	6,573,000	6,536,985	(36,015)
Deutsche Bank AG	South Korean Won	1,937,216,800	Buy	04/20/12	1,718,000	1,714,656	(3,344)
Deutsche Bank AG	New Zealand Dollar	8,146,244	Buy	04/20/12	6,593,000	6,690,234	97,234
Deutsche Bank AG	Australian Dollar	6,313,084	Buy	04/20/12	6,593,000	6,644,131	51,131
Deutsche Bank AG	Australian Dollar	4,759,709	Buy	04/20/12	4,945,000	5,009,300	64,300
Deutsche Bank AG	Indian Rupee	495,465,600	Buy	04/20/12	9,696,000	9,833,523	137,523
Deutsche Bank AG	Hungarian Forint	1,443,231,499	Buy	04/20/12	6,001,000	6,357,145	356,145
Deutsche Bank AG	British Pound	4,182,263	Buy	04/20/12	6,408,000	6,585,998	177,998
Deutsche Bank AG	Danish Krone	6,953,272	Buy	04/20/12	1,192,915	1,224,297	31,382
Deutsche Bank AG	British Pound	4,149,367	Buy	04/20/12	6,403,000	6,534,196	131,196
Deutsche Bank AG	Singapore Dollar	12,661,302	Buy	04/20/12	9,761,524	10,068,203	306,679
Deutsche Bank AG	British Pound	8,160,305	Buy	04/20/12	12,618,981	12,850,402	231,421
Deutsche Bank AG	South Korean Won	2,464,703,000	Buy	04/20/12	2,122,000	2,181,541	59,541
Deutsche Bank AG	Canadian Dollar	13,382,933	Buy	05/18/12	13,304,000	13,313,711	9,711
Deutsche Bank AG	Polish Zloty	36,374,400	Buy	05/18/12	11,156,015	11,148,125	(7,890)
Deutsche Bank AG	EU Euro	5,059,901	Buy	05/18/12	6,593,000	6,621,503	28,503
Deutsche Bank AG	Mexican Peso	79,114,137	Buy	05/18/12	6,003,000	6,014,461	11,461
Deutsche Bank AG	Japanese Yen	7,515,815,670	Buy	05/18/12	97,493,409	98,746,829	1,253,420
Deutsche Bank AG	Malaysian Ringgit	40,257,467	Buy	05/18/12	12,911,311	13,149,626	238,315
Deutsche Bank AG	Malaysian Ringgit	22,009,735	Buy	05/18/12	6,985,000	7,189,220	204,220
HSBC	Chilean Peso	5,460,727,800	Buy	04/20/12	10,521,431	11,014,545	493,114
HSBC	Indian Rupee	462,900,953	Buy	04/20/12	8,650,576	9,187,212	536,636
HSBC	Russian Ruble	323,225,420	Buy	05/18/12	10,142,792	10,508,772	365,980
HSBC	South African Rand	93,610,325	Buy	05/18/12	11,457,532	11,779,368	321,836
HSBC	Chinese Yuan	63,676,320	Buy	03/02/12	10,012,000	10,089,292	77,292
JPMorgan Chase & Co.	South Korean Won	1,585,067,310	Buy	04/20/12	1,403,000	1,402,964	(36)
JPMorgan Chase & Co.	New Zealand Dollar	2,036,774	Buy	04/20/12	1,632,000	1,672,733	40,733
Morgan Stanley	Indian Rupee	251,423,700	Buy	04/20/12	4,996,000	4,990,015	(5,985)
Morgan Stanley	Indonesian Rupiah	97,382,158,940	Buy	04/20/12	10,856,428	10,752,743	(103,685)
Morgan Stanley	Norwegian Krone	68,468,356	Buy	04/20/12	11,502,918	11,633,170	130,252
Morgan Stanley	South Korean Won	6,504,243,200	Buy	04/20/12	5,584,000	5,756,990	172,990
Morgan Stanley	Israeli New Shekel	21,506,009	Buy	05/18/12	5,671,513	5,726,814	55,301
							$6,653,293

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Hungarian Forint	1,010,991,300	Sell	04/20/12	$4,439,260	$4,453,214	$(13,954)
Barclays Bank PLC	New Zealand Dollar	2,051,566	Sell	04/20/12	1,681,000	1,684,882	(3,882)
Barclays Bank PLC	Australian Dollar	19,335,332	Sell	04/20/12	19,926,510	20,349,242	(422,732)
Barclays Bank PLC	British Pound	551,386	Sell	04/20/12	845,000	868,292	(23,292)
Barclays Bank PLC	Japanese Yen	117,162,677	Sell	05/18/12	1,515,000	1,539,346	(24,346)
Barclays Bank PLC	Japanese Yen	103,639,114	Sell	05/18/12	1,331,000	1,361,666	(30,666)
Barclays Bank PLC	Czech Koruna	189,525,569	Sell	05/18/12	9,612,253	9,790,672	(178,419)
Citigroup, Inc.	Norwegian Krone	7,840,512	Sell	04/20/12	1,332,000	1,332,148	(148)
Citigroup, Inc.	Swedish Krona	70,828,470	Sell	04/20/12	10,388,564	10,375,151	13,413
Citigroup, Inc.	New Zealand Dollar	11,755,905	Sell	04/20/12	9,168,701	9,654,726	(486,025)
Citigroup, Inc.	British Pound	6,712,224	Sell	04/20/12	10,363,935	10,570,043	(206,108)
Citigroup, Inc.	New Zealand Dollar	539,856	Sell	04/20/12	419,000	443,365	(24,365)
Citigroup, Inc.	Mexican Peso	19,831,647	Sell	05/18/12	1,495,000	1,507,653	(12,653)
Credit Suisse First Boston	Norwegian Krone	38,442,822	Sell	04/20/12	6,573,000	6,531,658	41,342
Credit Suisse First Boston	Hungarian Forint	534,049,080	Sell	04/20/12	2,133,501	2,352,379	(218,878)
Deutsche Bank AG	Swedish Krona	42,241,814	Sell	04/20/12	6,201,000	6,187,698	13,302
Deutsche Bank AG	New Zealand Dollar	2,029,699	Sell	04/20/12	1,654,000	1,666,923	(12,923)
Deutsche Bank AG	Norwegian Krone	38,444,228	Sell	04/20/12	6,573,000	6,531,897	41,103
Deutsche Bank AG	Norwegian Krone	9,481,114	Sell	04/20/12	1,593,000	1,610,896	(17,896)
Deutsche Bank AG	South Korean Won	1,797,712,000	Sell	04/20/12	1,568,000	1,591,178	(23,178)
Deutsche Bank AG	South Korean Won	2,071,116,200	Sell	04/20/12	1,798,000	1,833,172	(35,172)
Deutsche Bank AG	South Korean Won	2,597,319,000	Sell	04/20/12	2,241,000	2,298,921	(57,921)
Deutsche Bank AG	South Korean Won	2,983,652,500	Sell	04/20/12	2,575,000	2,640,870	(65,870)
Deutsche Bank AG	British Pound	6,520,638	Sell	04/20/12	10,097,000	10,268,345	(171,345)
Deutsche Bank AG	Japanese Yen	392,171,551	Sell	05/18/12	5,148,000	5,152,561	(4,561)
Deutsche Bank AG	Israeli New Shekel	15,711,168	Sell	05/18/12	4,128,000	4,183,711	(55,711)
Deutsche Bank AG	Mexican Peso	194,299,380	Sell	05/18/12	14,598,000	14,771,141	(173,141)
Deutsche Bank AG	South African Rand	109,749,110	Sell	05/18/12	13,566,021	13,810,177	(244,156)
Deutsche Bank AG	Mexican Peso	30,723,404	Sell	05/18/12	2,308,000	2,335,672	(27,672)
Deutsche Bank AG	Colombian Peso	13,615,037,164	Sell	05/18/12	7,407,528	7,464,103	(56,575)
Deutsche Bank AG	Taiwan New Dollar	310,515,064	Sell	05/18/12	10,347,053	10,517,993	(170,940)
Deutsche Bank AG	South African Rand	83,727,846	Sell	05/18/12	10,034,016	10,535,815	(501,799)
HSBC	Chilean Peso	4,960,577,900	Sell	04/20/12	9,959,000	10,005,719	(46,719)
HSBC	Brazilian Real	49,810,903	Sell	04/20/12	26,462,927	28,005,868	(1,542,941)
HSBC	Peruvian Nuevo Sol	141,428	Sell	05/18/12	52,197	52,344	(147)
JPMorgan Chase & Co.	New Zealand Dollar	2,384,419	Sell	04/20/12	1,903,000	1,958,242	(55,242)
JPMorgan Chase & Co.	British Pound	1,009,459	Sell	04/20/12	1,568,000	1,589,640	(21,640)
Morgan Stanley	South Korean Won	2,896,866,000	Sell	04/20/12	2,493,000	2,564,054	(71,054)
Morgan Stanley	South Korean Won	3,455,319,860	Sell	04/20/12	2,964,159	3,058,349	(94,190)
Morgan Stanley	Australian Dollar	27,137,715	Sell	04/20/12	27,433,299	28,560,767	(1,127,468)
Morgan Stanley	Taiwan New Dollar	354,440,900	Sell	05/18/12	11,924,000	12,005,881	(81,881)
							$(6,196,450)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on January 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	84	03/08/12	$13,963,009	$160,052
Canada 10-Year Bond	28	03/21/12	3,757,814	49,975
Euro-Bund	68	03/08/12	12,427,678	438,854
Long Gilt	176	03/28/12	32,518,122	296,648
Short Gilt	66	03/28/12	10,940,025	33,989
U.S. Treasury 10-Year Note	202	03/21/12	26,714,500	325,307
U.S. Treasury 2-Year Note	149	03/30/12	32,891,750	(4,419)
U.S. Treasury 5-Year Note	148	03/30/12	18,358,938	191,600
U.S. Treasury Ultra Long Bond	432	03/21/12	69,106,500	1,476,432
			$220,678,336	$2,968,438
Short Contracts
Australia 10-Year Bond	60	03/15/12	7,541,326	(31,780)
Australia 3-Year Bond	40	03/15/12	4,591,746	(10,253)
Euro-Bobl 5-Year	230	03/08/12	37,792,806	(140,849)
Euro-Schatz	222	03/08/12	32,067,312	(37,013)
Medium Gilt	151	03/28/12	27,054,365	(405,272)
U.S. Treasury Long Bond	1,053	03/21/12	153,145,688	(1,990,968)
			$262,193,243	$(2,616,135)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

ING Global Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on January 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.920% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Morgan Stanley	01/23/15	AUD	110,700,000	$354,063	$—	$354,063
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	7,250,000,000	(32,853)	—	(32,853)
Receive a fixed rate based on the calculation of U.F.(Unidad de Fomento) 135,053 and pay a floating rate based on the 6-month Tasa Nominal Anual Promedio (TNA) Counterparty: Deutsche Bank AG	08/03/13	CLP	17,246,118,000	536,798	—	536,798
Receive a floating rate based on the 6-month CLP-CHIBNOM and pay a fixed rate equal to 4.990% Counterparty: Deutsche Bank AG	08/03/13	CLP	17,246,118,000	(272,903)	—	(272,903)
Receive a floating rate based on CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.760% Counterparty: Bank of America	12/05/16	CZK	145,000,000	(45,475)	—	(45,475)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.760% Counterparty: Deutsche Bank AG	12/05/16	CZK	145,000,000	$(45,475)	$—	$(45,475)
Receive a floating rate based on CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	288,000,000	(86,071)	—	(86,071)
Receive a fixed rate equal to 7.843% and pay a floating rate based on 6-month HUF BUBOR Counterparty: Morgan Stanley	01/25/14	HUF	6,600,000,000	11,114	—	11,114
Receive a floating rate based on 6-month HUF BUBOR and pay a fixed rate equal to 7.618% Counterparty: Morgan Stanley	01/25/17	HUF	2,800,000,000	3,765	—	3,765
Receive a fixed rate equal to 2.890% and pay a floating rate based on the 3-month ILS-TELBOR Counterparty: Morgan Stanley	09/10/13	ILS	49,000,000	104,367	—	104,367
Receive a floating rate based on the 3-month ILS-TELBOR and pay a fixed rate equal to 3.470% Counterparty: Morgan Stanley	09/08/16	ILS	41,000,000	(212,678)	—	(212,678)
Receive a fixed rate equal to 4.390% and pay a floating rate based on the 3-month ILS-TELBOR Counterparty: Morgan Stanley	09/09/21	ILS	11,000,000	72,532	—	72,532
Receive a floating rate based on the 3-month South Korean Won and pay fixed rate equal to 3.470% Counterparty: Bank of America	10/05/16	KRW	17,000,000,000	(29,715)	—	(29,715)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.830% Counterparty: Merrill Lynch	06/24/13	KRW	14,200,000,000	(67,670)	—	(67,670)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.775% Counterparty: Merrill Lynch	06/24/13	KRW	28,480,800,000	(116,788)	—	(116,788)
Receive a fixed rate equal to 7.400% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Bank of America	01/06/32	MXN	75,000,000	(17,263)	—	(17,263)
Receive a fixed rate equal to 4.820% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	01/24/14	MXN	430,000,000	(15,971)	—	(15,971)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.440% Counterparty: Citigroup, Inc.	01/20/17	MXN	181,000,000	(39,986)	—	(39,986)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	08/09/13	MXN	165,116,773	2,422	—	2,422
Receive a fixed rate equal to 4.970% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	01/17/14	MXN	440,000,000	82,991	—	82,991
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.580% Counterparty: Deutsche Bank AG	08/05/16	MXN	144,477,176	(141,661)	—	(141,661)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.710% Counterparty: Deutsche Bank AG	01/09/17	MXN	194,500,000	(233,505)	—	(233,505)
Receive a fixed rate equal to 6.480% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/30/21	MXN	41,279,193	66,515	—	66,515
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.670% Counterparty: Deutsche Bank AG	12/23/21	MXN	119,000,000	(296,143)	—	(296,143)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.655% Counterparty: Deutsche Bank AG	12/29/21	MXN	119,000,000	(283,559)	—	(283,559)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.410% Counterparty: Deutsche Bank AG	01/07/22	MXN	105,000,000	(87,113)	—	(87,113)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.250% Counterparty: Deutsche Bank AG	01/18/22	MXN	106,000,000	$20,620	$—	$20,620
Receive a fixed rate equal to 7.580% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	01/02/32	MXN	75,000,000	109,885	—	109,885
Receive a floating rate based on 28-day MXN TIIE-BANXICO and pay a fixed rate equal to 6.920% Counterparty: Goldman Sachs & Co.	11/17/21	MXN	119,000,000	(489,070)	—	(489,070)
Receive a fixed rate equal to 5.005% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley	01/16/14	MXN	450,000,000	108,130	—	108,130
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.670% Counterparty: Morgan Stanley	12/22/21	MXN	119,000,000	(296,357)	—	(296,357)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.510% Counterparty: Morgan Stanley	01/06/22	MXN	110,000,000	(160,548)	—	(160,548)
Receive a floating rate based on 3-month MYR-KLIBOR-BNM and pay a fixed rate equal to 3.030% Counterparty: Deutsche Bank AG	11/22/13	MYR	110,000,000	20,374	—	20,374
Receive a floating rate based on 3-month MYR-KLIBOR-BNM and pay a fixed rate equal to 3.300% Counterparty: Deutsche Bank AG	01/13/17	MYR	44,500,000	21,633	—	21,633
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 6-month NOK NIBOR Counterparty: Deutsche Bank AG	01/20/17	NOK	453,800,000	16,037	—	16,037
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/16/14	PLN	121,000,000	(57,531)	—	(57,531)
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/30/14	PLN	115,000,000	(39,062)	—	(39,062)
Receive a floating rate based on 6-month PLZ-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	48,500,000	(178,598)	—	(178,598)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Bank of America	01/16/17	PLN	52,000,000	(27,992)	—	(27,992)
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Citigroup, Inc.	01/30/14	PLN	113,000,000	(38,383)	—	(38,383)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.820% Counterparty: Citigroup, Inc.	01/30/17	PLN	52,000,000	966	—	966
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: UBS Warburg LLC	01/19/17	PLN	52,000,000	(28,023)	—	(28,023)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	10,271,000	(1,463,173)	—	(1,463,173)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.750% Counterparty: Credit Suisse First Boston	09/19/14	USD	60,800,000	(205,969)	—	(205,969)
Receive a fixed rate equal to 1.721% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Credit Suisse First Boston	09/19/17	USD	11,200,000	267,134	—	267,134
Receive a fixed rate equal to 1.719% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Credit Suisse First Boston	09/19/17	USD	40,500,000	961,148	—	961,148
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.444% Counterparty: Credit Suisse First Boston	12/24/20	USD	45,000,000	(6,351,102)	—	(6,351,102)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.585% Counterparty: Credit Suisse First Boston	09/19/22	USD	12,400,000	$(569,923)	$—	$(569,923)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.598% Counterparty: Credit Suisse First Boston	09/19/22	USD	4,400,000	(207,288)	—	(207,288)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.710% Counterparty: JPMorgan Chase & Co.	09/23/14	USD	57,000,000	(145,137)	—	(145,137)
Receive a fixed rate equal to 1.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: JPMorgan Chase & Co.	09/23/17	USD	52,300,000	905,771	—	905,771
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.399% Counterparty: JPMorgan Chase & Co.	09/23/22	USD	17,000,000	(484,569)	—	(484,569)
Receive a fixed rate equal to 6.900% and pay a floating rate based on 3-month ZAR-JIBAR-SAFEX Counterparty: Bank of America	01/13/17	ZAR	128,500,000	176,364	—	176,364
Receive a fixed rate equal to 6.670% and pay a floating rate based on 3-month ZAR-JIBAR-SAFEX Counterparty: Bank of America	01/30/17	ZAR	123,000,000	7,118	—	7,118
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 7.630% Counterparty: Deutsche Bank AG	01/11/22	ZAR	73,000,000	(190,082)	—	(190,082)
Receive a fixed rate equal to 6.820% and pay a floating rate based on 3-month ZAR-JIBAR-SAFEX Counterparty: Morgan Stanley	11/16/16	ZAR	127,000,000	139,537	—	139,537
Receive a fixed rate equal to 6.670% and pay a floating rate based on 3-month ZAR-JIBAR-SAFEX Counterparty: Morgan Stanley	01/30/17	ZAR	122,000,000	7,060	—	7,060
				$(8,961,292)	$—	$(8,961,292)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2012 (Unaudited) (continued)

ING Global Bond Fund Written OTC Options on January 31, 2012

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options On Currencies
19,300,000	HSBC	BRL Put vs. USD Call Currency Option	1.980 USD	04/04/12	$386,482	$(106,789)
38,400,000	Deutsch Bank AG	EUR Put vs. USD Call Currency Option	1.340 USD	03/12/12	411,797	(410,880)
32,000,000	Deutsche Bank AG	EUR Put vs. USD Call Currency Option	1.205 USD	03/08/12	166,506	(25,570)
6,400,000	Deutsche Bank AG	EUR Put vs. USD Call Currency Option	1.205 USD	03/08/12	22,732	(5,114)
32,000,000	Deutsche Bank AG	USD Put vs. JPY Call Currency Option	75.000 USD	06/01/12	599,040	(453,789)
16,000,000	Deutsche Bank AG	USD Put vs. JPY Call Currency Option	75.000 USD	07/03/12	322,400	(282,705)
12,900,000	Deutsche Bank AG	USD Put vs. NZD Call Currency Option	0.840 USD	02/28/12	58,972	(72,033)
6,600,000	Morgan Stanley	ZAR Put vs. USD Call Currency Option	8.600 USD	04/04/12	197,340	(42,368)
		Total Written OTC Options			$2,165,269	$(1,399,248)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Australia: 1.3%
182,853		Insurance Australia Group	$564,991	0.7
49,540		Westfield Group	446,972	0.6
			1,011,963	1.3
		Brazil: 0.7%
19,713		Petroleo Brasileiro SA ADR	550,584	0.7
		Canada: 2.2%
15,548		Enerplus Corp.	370,353	0.5
890		Fairfax Financial Holdings Ltd.	361,255	0.4
22,158		Shaw Communications, Inc. - Class B	439,757	0.6
12,619		TransCanada Corp.	519,132	0.7
			1,690,497	2.2
		France: 6.9%
32,572		AXA S.A.	495,960	0.6
12,270		BNP Paribas	521,894	0.7
19,952		Capgemini S.A.	729,427	0.9
12,282		Cie de Saint-Gobain	548,525	0.7
29,245		Gaz de France	796,183	1.0
12,023		Sanofi-Aventis	891,417	1.2
11,018		Total S.A.	583,971	0.8
17,395		Vinci S.A.	809,320	1.0
			5,376,697	6.9
		Germany: 4.9%
25,083	L	Aixtron AG	339,617	0.4
8,979		Bayer AG	630,744	0.8
11,032		DaimlerChrysler AG	612,303	0.8
53,995		Deutsche Post AG	900,381	1.2
23,664		E.ON AG	507,755	0.6
11,314		Metro AG	436,697	0.6
3,129		Muenchener Rueckversicherungs AG	408,043	0.5
			3,835,540	4.9
		Hong Kong: 1.1%
16,614		China Mobile Ltd. ADR	848,643	1.1
		Italy: 1.1%
42,258	@	Fiat Industrial SpA	415,279	0.5
220,102		Intesa Sanpaolo S.p.A.	421,574	0.6
			836,853	1.1
		Japan: 9.6%
13,100		Canon, Inc.	562,322	0.7
42,800		Daiichi Sankyo Co., Ltd.	817,113	1.1
55,000		Itochu Corp.	598,917	0.8
120,700		JX Holdings, Inc.	731,940	0.9
185,500		Mitsubishi UFJ Financial Group, Inc.	857,084	1.1
53,200		Mitsui & Co., Ltd.	904,368	1.2
209		NTT DoCoMo, Inc.	371,652	0.5
8,600		Secom Co., Ltd.	402,954	0.5
22,200		Seven & I Holdings Co., Ltd.	626,609	0.8
29,900		Sumitomo Mitsui Financial Group, Inc.	956,211	1.2
17,900		Toyota Motor Corp.	660,197	0.8
			7,489,367	9.6
		Luxembourg: 1.0%
36,959		ArcelorMittal	759,251	1.0
		Netherlands: 3.8%
16,880		Akzo Nobel NV	880,788	1.1
30,011		Royal Dutch Shell PLC	1,067,189	1.4
39,602		Koninklijke Philips Electronics NV	802,126	1.0
50,404		TNT NV	203,369	0.3
			2,953,472	3.8
		Portugal: 0.4%
120,668		Energias de Portugal S.A.	352,258	0.4
		Singapore: 1.9%
341,000		Singapore Telecommunications Ltd.	839,854	1.1
46,000		United Overseas Bank Ltd.	631,448	0.8
			1,471,302	1.9
		South Africa: 0.6%
8,710		Sasol Ltd.	445,363	0.6
		South Korea: 0.5%
11,910	@	Woongjin Coway Co., Ltd.	431,412	0.5
		Spain: 0.6%
29,921		Abertis Infraestructuras S.A.	505,017	0.6
		Sweden: 0.9%
73,124		Telefonaktiebolaget LM Ericsson	680,508	0.9
		Switzerland: 4.7%
17,762	@	Credit Suisse Group	462,158	0.6
7,015		Novartis AG	380,727	0.5
5,225		Roche Holding AG - Genusschein	886,445	1.2
23,831		Transocean Ltd.	1,127,206	1.4
3,356	@	Zurich Financial Services AG	807,687	1.0
			3,664,223	4.7
		Taiwan: 1.5%
15,000		HTC Corp.	246,663	0.3
64,949		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	914,482	1.2
			1,161,145	1.5
		United Kingdom: 8.9%
8,789		AstraZeneca PLC	423,303	0.5
23,992		BHP Billiton PLC	806,533	1.0
243,156		BT Group PLC	782,249	1.0
7,800		Ensco International PLC ADR	410,592	0.5
100,472		HSBC Holdings PLC	839,453	1.1

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
23,025		Imperial Tobacco Group PLC	$824,576	1.1
37,242		Land Securities Group PLC	396,148	0.5
74,372		Prudential PLC	822,627	1.1
100,473		Reed Elsevier PLC	832,461	1.1
39,777		Scottish & Southern Energy PLC	767,453	1.0
			6,905,395	8.9
		United States: 41.9%
15,278		Abbott Laboratories	827,304	1.1
9,300		Air Products & Chemicals, Inc.	818,679	1.1
16,400		Analog Devices, Inc.	641,732	0.8
25,673		Arthur J. Gallagher & Co.	855,938	1.1
38,398		AT&T, Inc.	1,129,285	1.5
6,000		Boeing Co.	445,080	0.6
20,800		Bristol-Myers Squibb Co.	670,592	0.9
27,246		Carnival Corp.	822,829	1.1
21,800		CenturyTel, Inc.	807,254	1.0
7,500		Chevron Corp.	773,100	1.0
22,903		ConAgra Foods, Inc.	610,823	0.8
25,100		Dow Chemical Co.	841,101	1.1
10,700		Eli Lilly & Co.	425,218	0.5
5,038		Everest Re Group Ltd.	430,245	0.6
18,612		Exelon Corp.	740,385	1.0
13,000		ExxonMobil Corp.	1,088,620	1.4
40,400		First Niagara Financial Group, Inc.	386,628	0.5
18,927		Freeport-McMoRan Copper & Gold, Inc.	874,617	1.1
61,061		General Electric Co.	1,142,451	1.5
18,600		Guess ?, Inc.	558,000	0.7
18,400		Home Depot, Inc.	816,776	1.0
13,161		Johnson & Johnson	867,442	1.1
24,388		JPMorgan Chase & Co.	909,672	1.2
5,759		Kimberly-Clark Corp.	412,114	0.5
11,500		KLA-Tencor Corp.	587,995	0.8
21,381		Kraft Foods, Inc.	818,892	1.1
22,800		Medtronic, Inc.	879,396	1.1
38,125		Microsoft Corp.	1,125,831	1.4
20,069		Molson Coors Brewing Co.	860,759	1.1
13,735		Nucor Corp.	611,070	0.8
47,271		People’s United Financial, Inc.	582,852	0.7
12,794		PepsiCo, Inc.	840,182	1.1
37,047		Pfizer, Inc.	792,806	1.0
43,311	L	Pitney Bowes, Inc.	821,610	1.1
14,900		PNC Financial Services Group, Inc.	877,908	1.1
29,342		PPL Corp.	815,414	1.0
9,398		Procter & Gamble Co.	592,450	0.8
10,248		Reynolds American, Inc.	402,029	0.5
17,693		Spectra Energy Corp.	557,153	0.7
39,200		Staples, Inc.	573,496	0.7
9,892		Travelers Cos., Inc.	576,704	0.7
14,000		UGI Corp.	376,740	0.5
10,300		United Technologies Corp.	807,005	1.0
20,958		Wells Fargo & Co.	612,183	0.8
10,600		Whirlpool Corp.	575,792	0.7
			32,584,152	41.9
		Total Common Stock
		(Cost $73,680,472)	73,553,642	94.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral(cc)(1): 1.2%
959,713		Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/12, 0.23%, due 02/01/12 (Repurchase Amount $959,719, collateralized by various U.S. Government Agency Obligations, 4.000%, Market Value plus accrued interest $978,910, due 04/20/41-09/15/41) (Cost $959,713)	$959,713	1.2
		Total Short-Term Investments
		(Cost $959,713)	959,713	1.2
		Total Investments in Securities (Cost $74,640,185)	$74,513,355	95.7
		Assets in Excess of Other Liabilities	3,309,396	4.3
		Net Assets	$77,822,751	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $75,644,161.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$5,058,937
		Gross Unrealized Depreciation	(6,189,743)
		Net Unrealized Depreciation	$(1,130,806)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	8.0%
Consumer Staples	8.4
Energy	10.6
Financials	18.2
Health Care	11.0
Industrials	12.0
Information Technology	7.4
Materials	7.2
Telecommunications	6.2
Utilities	5.5
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	4.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,011,963	$—	$1,011,963
Brazil	550,584	—	—	550,584
Canada	1,690,497	—	—	1,690,497
France	—	5,376,697	—	5,376,697
Germany	—	3,835,540	—	3,835,540
Hong Kong	848,643	—	—	848,643
Italy	—	836,853	—	836,853
Japan	—	7,489,367	—	7,489,367
Luxembourg	—	759,251	—	759,251
Netherlands	—	2,953,472	—	2,953,472
Portugal	—	352,258	—	352,258
Singapore	—	1,471,302	—	1,471,302
South Africa	—	445,363	—	445,363
South Korea	—	431,412	—	431,412
Spain	—	505,017	—	505,017
Sweden	—	680,508	—	680,508
Switzerland	1,127,206	2,537,017	—	3,664,223
Taiwan	914,482	246,663	—	1,161,145
United Kingdom	410,592	6,494,803	—	6,905,395
United States	32,584,152	—	—	32,584,152
Total Common Stock	38,126,156	35,427,486	—	73,553,642
Short-Term Investments	—	959,713	—	959,713
Total Investments, at value	$38,126,156	$36,387,199	$—	$74,513,355

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Argentina: 0.9%
29,600		YPF SA ADR	$1,036,000	0.9
		Canada: 11.1%
60,749		Barrick Gold Corp.	2,992,496	2.6
26,900		Centerra Gold, Inc.	532,527	0.5
69,408		GoldCorp, Inc.	3,358,653	3.0
55,000	@	Harry Winston Diamond Corp.	643,413	0.6
137,500	@	Lundin Mining Corp.	695,248	0.6
75,129		Teck Cominco Ltd. - Class B	3,179,459	2.8
65,789		Trican Well Services Ltd.	1,094,406	1.0
			12,496,202	11.1
		France: 1.0%
12,242		Technip S.A.	1,153,229	1.0
		Netherlands: 4.2%
66,373		Royal Dutch Shell PLC - Class A ADR	4,736,377	4.2
		Norway: 2.3%
105,000		Statoil ASA ADR	2,652,300	2.3
		United Kingdom: 5.0%
30,200		Antofagasta PLC	618,132	0.6
85,231		BG Group PLC	1,920,470	1.7
46,965		Ensco International PLC ADR	2,472,237	2.2
5,100		Randgold Resources Ltd. ADR	583,491	0.5
			5,594,330	5.0
		United States: 73.1%
46,200		Anadarko Petroleum Corp.	3,729,264	3.3
95,309		Arch Coal, Inc.	1,375,309	1.2
68,600	@	Basic Energy Services, Inc.	1,235,486	1.1
65,700	@	Cameron International Corp.	3,495,240	3.1
73,067		Chevron Corp.	7,531,746	6.7
33,980		Cimarex Energy Co.	1,983,752	1.8
22,400		Cliffs Natural Resources, Inc.	1,618,400	1.4
34,900		Devon Energy Corp.	2,226,969	2.0
17,300		Domtar Corp.	1,494,374	1.3
44,800	@	Energy XXI Bermuda Ltd.	1,470,784	1.3
41,300		EOG Resources, Inc.	4,383,582	3.9
37,000		EQT Corp.	1,869,240	1.7
111,564		ExxonMobil Corp.	9,342,369	8.3
76,000		Freeport-McMoRan Copper & Gold, Inc.	3,511,960	3.1
59,700	@	FX Energy, Inc.	329,544	0.3
133,728		Halliburton Co.	4,918,516	4.4
18,400		Hess Corp.	1,035,920	0.9
107,300	@	Key Energy Services, Inc.	1,553,704	1.4
19,900	@	Laredo Petroleum Holdings, Inc.	440,984	0.4
118,000		Marathon Oil Corp.	3,704,020	3.3
48,300		Murphy Oil Corp.	2,878,680	2.5
63,178		National Oilwell Varco, Inc.	4,673,909	4.1
53,800		Newmont Mining Corp.	3,307,624	2.9
11,900		Occidental Petroleum Corp.	1,187,263	1.0
29,500		Patterson-UTI Energy, Inc.	556,665	0.5
44,200		Range Resources Corp.	2,542,384	2.3
66,100	@	Rowan Cos., Inc.	2,248,061	2.0
56,260		Schlumberger Ltd.	4,229,064	3.7
64,000	@	Southwestern Energy Co.	1,992,960	1.8
36,100	@	Unit Corp.	1,633,525	1.4
			82,501,298	73.1
		Total Common Stock
		(Cost $94,427,003)	110,169,736	97.6
SHORT-TERM INVESTMENTS: 2.2%
		Mutual Funds: 2.2%
2,486,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,486,000)	2,486,000	2.2
		Total Short-Term Investments
		(Cost $2,486,000)	2,486,000	2.2
		Total Investments in Securities (Cost $96,913,003)	$112,655,736	99.8
		Assets in Excess of Other Liabilities	191,929	0.2
		Net Assets	$112,847,665	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $98,926,396.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$18,463,504
		Gross Unrealized Depreciation	(4,734,164)
		Net Unrealized Appreciation	$13,729,340

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Energy	77.7%
Materials	19.9
Short-Term Investments	2.2
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Argentina	$1,036,000	$—	$—	$1,036,000
Canada	12,496,202	—	—	12,496,202
France	—	1,153,229	—	1,153,229
Netherlands	4,736,377	—	—	4,736,377
Norway	2,652,300	—	—	2,652,300
United Kingdom	2,472,237	3,122,093	—	5,594,330
United States	82,501,298	—	—	82,501,298
Total Common Stock	105,894,414	4,275,322	—	110,169,736
Short-Term Investments	2,486,000	—	—	2,486,000
Total Investments, at value	$108,380,414	$4,275,322	$—	$112,655,736

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Brazil: 1.8%
30,885		Hypermarcas SA	$187,728	0.3
20,480		MRV Engenharia e Participacoes SA	157,656	0.3
58,232		PDG Realty SA Empreendimentos e Participacoes	235,967	0.4
16,423		Petroleo Brasileiro SA ADR	501,723	0.8
			1,083,074	1.8
		Canada: 1.9%
22,700		Suncor Energy, Inc.	781,946	1.3
28,000		Talisman Energy, Inc.	334,537	0.6
			1,116,483	1.9
		China: 8.1%
48,500		Anhui Conch Cement Co., Ltd.	163,400	0.3
191,000		Belle International Holdings	309,722	0.5
530,000		China Communications Construction Co., Ltd.	492,563	0.8
587,000		China Construction Bank	468,522	0.8
189,000		China Resources Enterprise	651,230	1.1
304,000	L	China Yurun Food Group Ltd.	502,706	0.8
137,000		Golden Eagle Retail Group Ltd.	313,744	0.5
662,000		Guangdong Investment Ltd.	383,158	0.7
30,975		Hengan International Group Co., Ltd.	276,389	0.5
600,000		Industrial and Commercial Bank of China Ltd.	419,039	0.7
1,158,000	L	Lonking Holdings Ltd	475,393	0.8
47,000		Ping An Insurance Group Co. of China Ltd.	371,693	0.6
			4,827,559	8.1
		Denmark: 0.8%
4,221		Novo-Nordisk A/S	501,575	0.8
		France: 2.8%
1,500		Christian Dior S.A.	212,601	0.3
5,095		LVMH Moet Hennessy Louis Vuitton S.A.	825,400	1.4
11,311		Veolia Environnement	128,855	0.2
11,538		Vinci S.A.	536,817	0.9
			1,703,673	2.8
		Germany: 1.5%
23,828	L	Aixtron AG	322,625	0.6
8,010		Bayer AG	562,675	0.9
			885,300	1.5
		Hong Kong: 1.2%
48,000	X	Chaoda Modern Agriculture Holdings Ltd.	5,106	0.0
80,000	@	Galaxy Entertainment Group Ltd.	173,477	0.3
1,464,000		Hengdeli Holdings Ltd.	562,380	0.9
			740,963	1.2
		India: 2.0%
14,322		Axis Bank Ltd.	310,646	0.5
45,000		Bharti Airtel Ltd.	332,258	0.6
122,000		Dabur India Ltd.	231,998	0.4
75,000		ITC Ltd.	308,988	0.5
			1,183,890	2.0
		Indonesia: 2.5%
99,753		Astra International Tbk PT	873,471	1.4
859,828		Bank Mandiri Persero TBK PT	639,269	1.1
			1,512,740	2.5
		Ireland: 0.9%
15,900		Ingersoll-Rand PLC	555,546	0.9
		Italy: 0.7%
43,000	@	Fiat Industrial SpA	422,571	0.7
		Japan: 6.1%
9,800		Daikin Industries Ltd.	284,775	0.5
70,000		Hitachi Ltd.	389,399	0.7
15,528		Honda Motor Co., Ltd.	535,896	0.9
1,300		Keyence Corp.	325,126	0.5
25,319		Kubota Corp.	228,976	0.4
23,000		Mitsubishi Estate Co., Ltd.	368,177	0.6
25,200		Mitsui & Co., Ltd.	428,385	0.7
26,000		Mitsui Fudosan Co., Ltd.	429,067	0.7
8,600		Sumitomo Mitsui Financial Group, Inc.	275,031	0.5
10,500		Toyota Motor Corp.	387,266	0.6
			3,652,098	6.1
		Macau: 0.3%
56,400	@	Sands China Ltd.	190,018	0.3
		Malaysia: 0.3%
170,000		AirAsia BHD	198,080	0.3
		Mexico: 0.4%
138,813	@	Empresas ICA S.A.B. de C.V.	226,206	0.4
		Netherlands: 5.7%
22,712		CSM	422,372	0.7
52,213		Koninklijke KPN NV	572,954	1.0
24,075		Royal Dutch Shell PLC	856,105	1.4
165,000		TNT NV	665,737	1.1
27,332		Unilever NV	910,847	1.5
			3,428,015	5.7
		Norway: 0.8%
29,138		Telenor ASA	475,276	0.8

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Peru: 0.5%
2,669		Credicorp Ltd.	$303,359	0.5
		Poland: 0.5%
30,000		Powszechna Kasa Oszczednosci Bank Polski S.A.	324,009	0.5
		Portugal: 0.6%
68,045		Portugal Telecom SGPS S.A.	338,291	0.6
		Russia: 1.5%
50,717		Gazprom OAO ADR	613,676	1.0
12,314	@	X5 Retail Group N.V. GDR	271,827	0.5
			885,503	1.5
		Singapore: 1.2%
103,000		Oversea-Chinese Banking Corp.	701,796	1.2
		South Korea: 1.4%
877		Samsung Electronics Co., Ltd.	863,568	1.4
		Sweden: 0.2%
14,896		Telefonaktiebolaget LM Ericsson	138,626	0.2
		Switzerland: 8.9%
35,000	@	ABB Ltd.	730,443	1.2
14,840		Compagnie Financiere Richemont S.A.	843,444	1.4
19,968	@	Credit Suisse Group	519,557	0.9
22,630		Nestle S.A.	1,298,601	2.2
26,000		Novartis AG	1,411,107	2.3
731	@	Syngenta AG	221,986	0.4
22,261		UBS AG - Reg	303,712	0.5
			5,328,850	8.9
		Taiwan: 0.6%
20,050		HTC Corp.	329,706	0.6
		United Kingdom: 10.1%
40,837		BG Group PLC	920,161	1.5
131,965		BP PLC	992,716	1.7
3,391		British American Tobacco PLC	156,149	0.3
8,500		Carnival PLC	254,236	0.4
22,292		Eurasian Natural Resources Corp.	243,242	0.4
131,885		HSBC Holdings PLC	1,101,911	1.8
25,701		Imperial Tobacco Group PLC	920,409	1.5
8,673		Rio Tinto PLC	522,472	0.9
24,735		Standard Chartered PLC	597,791	1.0
22,000		Xstrata PLC	374,468	0.6
			6,083,555	10.1
		United States: 33.3%
6,265		Abbott Laboratories	339,250	0.6
23,899	@	Adobe Systems, Inc.	739,674	1.2
2,210	@	Apple, Inc.	1,008,821	1.7
26,646		Blackstone Group LP	421,273	0.7
10,007	@	Celgene Corp.	727,509	1.2
14,800	@	Ciena Corp.	215,340	0.4
28,351		Citigroup, Inc.	870,943	1.4
3,789	@	Citrix Systems, Inc.	247,081	0.4
15,019	@	EMC Corp.	386,889	0.6
1,500	@	F5 Networks, Inc.	179,610	0.3
10,100		Freeport-McMoRan Copper & Gold, Inc.	466,721	0.8
1,718	@	Google, Inc. - Class A	996,629	1.7
11,000		Halliburton Co.	404,580	0.7
4,000	@	Informatica Corp.	169,200	0.3
9,000		JPMorgan Chase & Co.	335,700	0.6
19,460	@	Juniper Networks, Inc.	407,298	0.7
7,789		Mead Johnson Nutrition Co.	577,087	1.0
44,757		Microsoft Corp.	1,321,674	2.2
5,406		Monsanto Co.	443,562	0.7
7,836		Mosaic Co/The	438,581	0.7
38,098	@	NetApp, Inc.	1,437,819	2.4
6,138		Occidental Petroleum Corp.	612,388	1.0
12,371		Oracle Corp.	348,862	0.6
16,000		PepsiCo, Inc.	1,050,720	1.7
20,837	@	Quanta Services, Inc.	450,079	0.7
4,800	@	Red Hat, Inc.	222,576	0.4
9,000	@	Riverbed Technolgoy, Inc.	215,460	0.4
5,100		Schlumberger Ltd.	383,367	0.6
13,566	@	Southwestern Energy Co.	422,445	0.7
31,415	@	Symantec Corp.	540,024	0.9
9,341	@	Teradata Corp.	500,304	0.8
11,585	@	Thermo Fisher Scientific, Inc.	612,847	1.0
5,800	@,L	Universal Display Corp.	244,238	0.4
13,200	@,L	Veeco Instruments, Inc.	322,212	0.5
1,900	@	VMware, Inc.	173,413	0.3
45,500	@	Weatherford International Ltd.	761,670	1.3
15,000		Wells Fargo & Co.	438,150	0.7
9,125		Yum! Brands, Inc.	577,886	1.0
			20,011,882	33.3
		Total Common Stock
		(Cost $53,592,140)	58,012,212	96.6
EXCHANGE-TRADED FUNDS: 2.0%
15,784	@	SPDR S&P Biotech ETF	1,209,212	2.0
		Total Exchange-Traded Funds
		(Cost $785,806)	1,209,212	2.0
		Total Long-Term Investments
		(Cost $54,377,946)	59,221,424	98.6

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateral(cc)(1): 2.9%
738,952		Cantor Fitzgerald, Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $738,957, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $753,731, due 05/01/51-09/01/49)	$738,952	1.2
1,000,000		Citigroup, Inc., Repurchase Agreement dated 01/31/12, 0.20%, due 02/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 09/01/18-01/20/42)	1,000,000	1.7
			1,738,952	2.9
		Total Short-Term Investments
		(Cost $1,738,952)	1,738,952	2.9
		Total Investments in Securities (Cost $56,116,898)	$60,960,376	101.5
		Liabilities in Excess of Other Assets	(918,857)	(1.5)
		Net Assets	$60,041,519	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $56,546,890.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$9,135,413
		Gross Unrealized Depreciation	(4,721,927)
		Net Unrealized Appreciation	$4,413,486

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	10.6%
Consumer Staples	13.0
Energy	12.6
Financials	15.3
Health Care	6.8
Industrials	9.4
Information Technology	20.2
Materials	4.8
Telecommunications	3.0
Utilities	0.9
Other Long-Term Investments	2.0
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Brazil	$1,083,074	$—	$—	$1,083,074
Canada	1,116,483	—	—	1,116,483
China	—	4,827,559	—	4,827,559
Denmark	—	501,575	—	501,575
France	—	1,703,673	—	1,703,673
Germany	—	885,300	—	885,300
Hong Kong	—	735,857	5,106	740,963
India	—	1,183,890	—	1,183,890
Indonesia	—	1,512,740	—	1,512,740
Ireland	555,546	—	—	555,546
Italy	—	422,571	—	422,571
Japan	—	3,652,098	—	3,652,098
Macau	—	190,018	—	190,018
Malaysia	—	198,080	—	198,080
Mexico	226,206	—	—	226,206
Netherlands	—	3,428,015	—	3,428,015
Norway	—	475,276	—	475,276
Peru	303,359	—	—	303,359
Poland	—	324,009	—	324,009
Portugal	—	338,291	—	338,291
Russia	613,676	271,827	—	885,503
Singapore	—	701,796	—	701,796
South Korea	—	863,568	—	863,568
Sweden	—	138,626	—	138,626
Switzerland	—	5,328,850	—	5,328,850
Taiwan	—	329,706	—	329,706
United Kingdom	—	6,083,555	—	6,083,555
United States	20,011,882	—	—	20,011,882
Total Common Stock	23,910,226	34,096,880	5,106	58,012,212
Exchange-Traded Funds	1,209,212	—	—	1,209,212
Short-Term Investments	—	1,738,952	—	1,738,952
Total Investments, at value	$25,119,438	$35,835,832	$5,106	$60,960,376

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2012
Asset Table
Investments, at value
Common Stock	$5,097	$—	$—	$—	$—	$9	$—	$—	$5,106
Total Investments, at value	$5,097	$—	$—	$—	$—	$9	$—	$—	$5,106

As of January 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $9.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 9.9%
44,288,716		Dexus Property Group	$41,850,587	1.1
55,480,027		Goodman Group	37,728,810	1.0
10,452,320		GPT Group	34,279,555	0.9
37,051,100		Investa Office Fund	24,970,875	0.7
715,751		Lend Lease Corp., Ltd.	5,585,377	0.2
15,251,458		Mirvac Group	19,993,103	0.6
14,502,260		Stockland	51,726,416	1.4
10,377,134		Westfield Group	93,627,037	2.6
19,766,781		Westfield Retail Trust	52,977,923	1.4
			362,739,683	9.9
		Brazil: 0.2%
504,600		Sonae Sierra Brasil SA	6,899,550	0.2
		Canada: 3.1%
185,700		Boardwalk Real Estate Investment Trust	9,721,146	0.2
1,686,400		Brookfield Properties Co.	29,191,584	0.8
648,500		Calloway Real Estate Investment Trust	17,365,339	0.5
190,400		Canadian Real Estate Investment Trust	7,073,302	0.2
498,700		Primaris Retail Real Estate	10,727,993	0.3
1,589,900		RioCan Real Estate Investment Trust	41,194,377	1.1
			115,273,741	3.1
		China: 0.5%
10,715,000		Longfor Properties Co., Ltd.	14,072,115	0.4
8,711,900	L	Soho China Ltd.	5,714,090	0.1
			19,786,205	0.5
		France: 3.8%
240,659		ICADE	19,640,644	0.6
387,130		Klepierre	11,645,738	0.3
396,752		Mercialys	13,784,719	0.4
116,020		Societe Immobiliere de Location pour l’Industrie et le Commerce	11,779,787	0.3
421,806		Unibail	81,165,670	2.2
			138,016,558	3.8
		Germany: 0.7%
797,540	@	GSW Immobilien AG	24,727,658	0.7
		Hong Kong: 12.0%
7,257,763		Cheung Kong Holdings Ltd.	97,611,696	2.7
4,237,100		Great Eagle Holding Co.	10,437,010	0.3
3,158,600		Hang Lung Group Ltd.	20,077,965	0.6
11,966,245		Hang Lung Properties Ltd.	41,086,845	1.1
4,960,594		Hongkong Land Holdings Ltd.	25,491,431	0.7
5,928,000		Kerry Properties Ltd.	22,754,498	0.6
15,562,900		Link Real Estate Investment Trust	56,654,519	1.5
22,976,200		Sino Land Co.	38,271,906	1.0
8,543,000		Sun Hung Kai Properties Ltd.	118,198,321	3.2
1,892,346		Wharf Holdings Ltd.	10,756,739	0.3
			441,340,930	12.0
		Japan: 11.5%
7,037		Advance Residence Investment Corp.	12,711,407	0.3
561,700		Daito Trust Construction Co., Ltd.	53,035,950	1.4
715,000		Daiwa House Industry Co., Ltd.	9,044,871	0.2
2,342		Frontier Real Estate Investment Corp.	18,761,516	0.5
3,875		Japan Real Estate Investment Corp.	33,943,926	0.9
13,843		Japan Retail Fund Investment Corp.	20,122,022	0.6
3,487		Kenedix Realty Investment Corp.	10,262,859	0.3
6,250,230		Mitsubishi Estate Co., Ltd.	100,051,835	2.7
5,076,888		Mitsui Fudosan Co., Ltd.	83,781,744	2.3
2,058		Nippon Accommodations Fund, Inc.	13,588,033	0.4
2,287		Nippon Building Fund, Inc.	20,550,720	0.6
1,331,000		Nomura Real Estate Holdings, Inc.	20,724,358	0.6
3,382,000		Tokyo Tatemono Co., Ltd.	12,398,243	0.3
12,908		United Urban Investment Corp.	14,106,272	0.4
			423,083,756	11.5
		Netherlands: 0.5%
381,890		Corio NV	17,796,253	0.5
		Singapore: 4.3%
6,987,000		Ascendas Real Estate Investment Trust	10,348,564	0.3
28,134,000	L	CapitaCommercial Trust	23,978,104	0.7
22,040,350		CapitaLand Ltd.	45,954,160	1.2
19,216,991		CapitaMall Trust	26,072,149	0.7
3,464,900		Frasers Centrepoint Trust	3,947,598	0.1
25,489,600	@	Global Logistic Properties Ltd.	40,257,235	1.1
3,446,000		Keppel Land Ltd.	7,775,733	0.2
			158,333,543	4.3
		Sweden: 0.5%
879,724		Castellum AB	11,195,681	0.3
588,480		Hufvudstaden AB	6,201,783	0.2
			17,397,464	0.5
		Switzerland: 0.6%
43,120	@	PSP Swiss Property AG	3,602,933	0.1

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland (continued)
226,450	@	Swiss Prime Site AG	$17,194,881	0.5
			20,797,814	0.6
		United Kingdom: 4.3%
4,286,527		British Land Co. PLC	33,061,694	0.9
1,129,070		Derwent Valley Holdings PLC	29,815,762	0.8
2,674,260		Great Portland Estates PLC	15,205,536	0.4
5,384,561		Hammerson PLC	32,054,022	0.9
2,440,431		Land Securities Group PLC	25,959,164	0.7
5,220,030		Safestore Holdings Ltd.	8,769,181	0.2
3,833,921		Segro PLC	13,298,891	0.4
			158,164,250	4.3
		United States: 47.3%
782,508		AvalonBay Communities, Inc.	106,428,913	2.9
1,052,200		Boston Properties, Inc.	109,481,410	3.0
772,500		BRE Properties, Inc.	40,030,950	1.1
2,642,900		DDR Corp.	36,630,594	1.0
547,500		Douglas Emmett, Inc.	11,448,225	0.3
1,394,300		Equity Residential	83,030,565	2.3
370,100		Essex Property Trust, Inc.	53,294,400	1.4
389,900		Federal Realty Investment Trust	36,829,954	1.0
3,714,911		General Growth Properties, Inc.	58,621,295	1.6
1,417,929		HCP, Inc.	59,595,556	1.6
935,300		Health Care Real Estate Investment Trust, Inc.	53,508,513	1.5
340,600		Highwoods Properties, Inc.	11,270,454	0.3
4,921,035		Host Hotels & Resorts, Inc.	80,803,395	2.2
2,026,900		Kimco Realty Corp.	36,990,925	1.0
1,528,075		Liberty Property Trust	50,869,617	1.4
1,402,141		Macerich Co.	76,136,256	2.1
700,200		Pebblebrook Hotel Trust	15,530,436	0.4
670,500		Post Properties, Inc.	29,964,645	0.8
3,090,902		ProLogis, Inc.	98,012,502	2.7
601,824		Public Storage, Inc.	83,569,281	2.3
6,999	@	Rouse Properties, Inc.	86,508	0.0
1,448,850		Simon Property Group, Inc.	196,840,761	5.4
935,830		SL Green Realty Corp.	68,811,580	1.9
873,900		Starwood Hotels & Resorts Worldwide, Inc.	47,400,336	1.3
557,900		Tanger Factory Outlet Centers, Inc.	16,458,050	0.4
579,700		Taubman Centers, Inc.	38,857,291	1.1
2,397,555		UDR, Inc.	62,384,381	1.7
1,482,404		Ventas, Inc.	86,438,977	2.3
1,053,802		Vornado Realty Trust	85,231,506	2.3
			1,734,557,276	47.3
		Total Common Stock
		(Cost $2,977,044,216)	3,638,914,681	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Securities Lending Collateral(cc)(1): 0.0%
405,063		Cantor Fitzgerald, Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $405,066, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $413,164, due 05/01/51-09/01/49)	$405,063	0.0
1,000,000		Citigroup, Inc., Repurchase Agreement dated 01/31/12, 0.20%, due 02/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 09/01/18-01/20/42)	1,000,000	0.0
			1,405,063	0.0

Shares			Value	Percentage of Net Assets
Mutual Funds: 0.6%
20,437,398		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $20,437,398)	$20,437,398	0.6
		Total Short-Term Investments
		(Cost $21,842,461)	21,842,461	0.6
		Total Investments in Securities (Cost $2,998,886,677)	$3,660,757,142	99.8
		Assets in Excess of Other Liabilities	7,499,310	0.2
		Net Assets	$3,668,256,452	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $3,216,977,697.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$638,687,790
		Gross Unrealized Depreciation	(194,908,345)
		Net Unrealized Appreciation	$443,779,445

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	99.2%
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$362,739,683	$—	$362,739,683
Brazil	6,899,550	—	—	6,899,550
Canada	115,273,741	—	—	115,273,741
China	—	19,786,205	—	19,786,205
France	—	138,016,558	—	138,016,558
Germany	—	24,727,658	—	24,727,658
Hong Kong	—	441,340,930	—	441,340,930
Japan	—	423,083,756	—	423,083,756
Netherlands	—	17,796,253	—	17,796,253
Singapore	—	158,333,543	—	158,333,543
Sweden	—	17,397,464	—	17,397,464
Switzerland	—	20,797,814	—	20,797,814
United Kingdom	—	158,164,250	—	158,164,250
United States	1,734,557,276	—	—	1,734,557,276
Total Common Stock	1,856,730,567	1,782,184,114	—	3,638,914,681
Short-Term Investments	20,437,398	1,405,063	—	21,842,461
Total Investments, at value	$1,877,167,965	$1,783,589,177	$—	$3,660,757,142

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 3.1%
795,000		Downer EDI Ltd.	$3,046,871	0.6
396,700		Newcrest Mining Ltd.	14,199,242	2.5
			17,246,113	3.1
		Brazil: 2.7%
444,300	@	BrasilAgro - Companhia Brasileira de Propriedades Agricolas	2,593,785	0.4
780,941		Centrais Eletricas Brasileiras SA ADR	11,432,976	2.0
215,200		Profarma Distribuidora de Produtos Farmaceuticos SA	1,465,705	0.3
			15,492,466	2.7
		Canada: 12.2%
742,000	@	Bankers Petroleum Ltd.	3,966,411	0.7
425,000		Barrick Gold Corp.	20,935,500	3.7
1,018,500		Cameco Corp.	23,700,495	4.2
6,453,046	@	Eastern Platinum Ltd.	3,475,262	0.6
439,700	@	Gabriel Resources Ltd.	2,674,948	0.5
103,000		Kinross Gold Corp.	1,162,870	0.2
129,400		Nexen, Inc.	2,318,848	0.4
51,000		Niko Resources Ltd.	2,491,762	0.4
1,063,100	@	Uranium Participation Corp.	6,361,424	1.1
19,578		Westjet Airlines Ltd.	242,894	0.1
113,926	@	Westjet Airlines Ltd.	1,420,240	0.3
			68,750,654	12.2
		China: 0.1%
12,100,000	@,X	China Hongxing Sports Ltd.	553,126	0.1
		Egypt: 1.9%
1,242,000	@	Egyptian Financial Group-Hermes Holding	2,449,125	0.5
932,026		Oriental Weavers	4,635,007	0.8
1,376,087		Telecom Egypt	3,419,389	0.6
			10,503,521	1.9
		Finland: 0.8%
910,000	L	Nokia OYJ ADR	4,586,400	0.8
		France: 5.9%
105,485	L	Areva SA	2,563,651	0.5
749,100	L	Electricite de France SA	17,297,767	3.1
387,000		Thales S.A.	13,261,332	2.3
			33,122,750	5.9
		Greece: 0.6%
323,198		OPAP S.A.	3,309,130	0.6
		Hong Kong: 0.7%
282,000		Guoco Group Ltd.	2,926,794	0.5
2,056,000	L	United Laboratories International Holdings Ltd./The	1,297,409	0.2
			4,224,203	0.7
		Hungary: 0.4%
33,935		Egis PLC	2,495,617	0.4
		India: 0.2%
276,205		Pantaloon Retail India Ltd.	940,058	0.2
		Indonesia: 1.5%
6,840,000		Medco Energi Internasional Tbk PT	1,765,405	0.3
222,000		Telekomunikasi Indonesia Tbk PT ADR	6,804,300	1.2
			8,569,705	1.5
		Italy: 2.5%
939,800		ERG S.p.A.	10,756,120	1.9
609,850	L	Finmeccanica S.p.A.	2,752,268	0.5
930,000		Telecom Italia S.p.A. RNC	782,740	0.1
			14,291,128	2.5
		Japan: 18.0%
651,000		77 Bank Ltd.	3,005,191	0.5
178,000		Chugoku Marine Paints Ltd.	1,133,504	0.2
2,586,550		Chuo Mitsui Trust Holdings, Inc.	8,114,260	1.5
2,480,000		Daiwa Securities Group, Inc.	8,935,829	1.6
168,000		East Japan Railway Co.	10,903,868	1.9
237,800		Futaba Corp.	3,934,326	0.7
148,500		Japan Digital Laboratory Co.	1,640,930	0.3
1,116,000		Japan Steel Works Ltd.	9,040,555	1.6
522,000		Kamigumi Co., Ltd.	4,604,560	0.8
131,000		Kurita Water Industries Ltd.	3,568,624	0.6
355,000		Mitsui & Co., Ltd.	6,034,790	1.1
439,000		Mitsui Sumitomo Insurance Group Holdings, Inc.	9,023,139	1.6
244,700		Nippon Telegraph & Telephone Corp.	12,275,436	2.2
166,000		Organo Corp.	1,300,118	0.2
49,500		Sankyo Co., Ltd.	2,424,113	0.4
347,400		Sanshin Electronics Co., Ltd.	2,945,850	0.5
2,400		TKC Corp.	51,025	0.0
720,000		Toppan Printing Co., Ltd.	5,772,027	1.0
2,505		TV Asahi Corp.	4,397,328	0.8
59,000		West Japan Railway Co.	2,507,024	0.5
			101,612,497	18.0
		Lebanon: 0.8%
310,206	#	Solidere GDR	4,349,784	0.8
		Norway: 1.5%
6,575,000		Marine Harvest	3,573,941	0.6

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Norway (continued)
199,400	L	Statoil ASA ADR	$5,036,844	0.9
			8,610,785	1.5
		Russia: 5.2%
89,390,000	@	Federal Grid Co. Unified Energy System JSC	933,304	0.2
1,043,000		Gazprom OAO ADR	12,620,300	2.2
27,429,700		OGK-3 OJSC	883,167	0.2
3,850,000		Federal Hydrogenerating Co. JSC ADR	14,968,207	2.6
			29,404,978	5.2
		Slovenia: 0.5%
43,750		Krka dd Novo mesto	2,889,202	0.5
		South Africa: 3.5%
188,000		AngloGold Ashanti Ltd ADR	8,610,400	1.5
333,000		Gold Fields Ltd.	5,498,237	1.0
144,750		Impala Platinum Holdings Ltd.	3,169,538	0.5
8,008,796	@	Village Main Reef Ltd.	2,406,397	0.5
			19,684,572	3.5
		South Korea: 4.1%
490,000		Korea Electric Power Corp. ADR	6,041,700	1.1
559,600		KT Corp. ADR	8,332,444	1.5
9,988		LG Electronics, Inc.	734,524	0.1
558,583		SK Telecom Co., Ltd. ADR	7,825,748	1.4
			22,934,416	4.1
		Switzerland: 2.2%
163,750	@	Actelion Ltd. - Reg	6,283,493	1.1
132,200		Transocean Ltd.	6,253,060	1.1
			12,536,553	2.2
		Thailand: 0.3%
306,800		Bangkok Bank PCL	1,648,169	0.3
		Turkey: 2.1%
912,000	@	Turkcell Iletisim Hizmet AS ADR	11,755,680	2.1
		United Kingdom: 3.0%
2,733,830	@,L	Polyus Gold International Ltd. GDR	8,748,256	1.5
392,400		Stolt-Nielsen Ltd.	8,458,154	1.5
			17,206,410	3.0
		United States: 25.2%
23,350		Alliant Techsystems, Inc.	1,387,224	0.2
562,000	@	American International Group, Inc.	14,111,820	2.5
357,450		Arch Coal, Inc.	5,158,003	0.9
97,100		Archer-Daniels-Midland Co.	2,779,973	0.5
580,000		Best Buy Co., Inc.	13,891,000	2.5
233,400		Chesapeake Energy Corp.	4,960,815	0.9
272,000		Computer Sciences Corp.	7,025,760	1.2
381,000		Eli Lilly & Co.	15,140,940	2.7
142,900		Exelon Corp.	5,684,562	1.0
185,000	@	Ingram Micro, Inc.	3,511,300	0.6
47,750		Lockheed Martin Corp.	3,930,780	0.7
381,200		Microsoft Corp.	11,256,836	2.0
377,500		Newmont Mining Corp.	23,208,700	4.1
557,600		Old Republic International Corp.	5,509,088	1.0
952,000		Southwest Airlines Co.	9,120,160	1.6
433,923	@	Western Digital Corp.	15,773,101	2.8
			142,450,062	25.2
		Total Common Stock
		(Cost $569,807,054)	559,167,979	99.0
PREFERRED STOCK: 0.5%
		South Korea: 0.5%
105,840		LG Electronics, Inc.	2,465,620	0.5
		Total Preferred Stock
		(Cost $3,474,992)	2,465,620	0.5
		Total Long-Term Investments
		(Cost $573,282,046)	561,633,599	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Securities Lending Collateral(cc)(1): 2.3%
3,083,140		Barclays Bank PLC, Repurchase Agreement dated 01/31/12, 0.22%, due 02/01/12 (Repurchase Amount $3,083,159, collateralized by various U.S. Government Agency Obligations, 3.000%-6.000%, Market Value plus accrued interest $3,144,808, due 04/20/25-01/20/42)	$3,083,140	0.5
3,083,140		BNP Paribas Bank, Repurchase Agreement dated 01/31/12, 0.25%, due 02/01/12 (Repurchase Amount $3,083,161, collateralized by various U.S. Government Agency Obligations, 3.261%-6.000%, Market Value plus accrued interest $3,144,804, due 08/01/25-02/01/42)	3,083,140	0.5

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS (continued)
3,083,140		Cantor Fitzgerald, Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $3,083,162, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $3,144,803, due 05/01/51-09/01/49)	$3,083,140	0.6
649,082		Citigroup, Inc., Repurchase Agreement dated 01/31/12, 0.20%, due 02/01/12 (Repurchase Amount $649,086, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $662,064, due 09/01/18-01/20/42)	649,082	0.1
3,083,140		Mizuho Securities USA Inc., Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $3,083,162, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,144,803, due 01/18/17-06/25/43)	3,083,140	0.6
			12,981,642	2.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.2%
12,527,343		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $12,527,343)	$12,527,343	2.2
		Total Short-Term Investments
		(Cost $25,508,985)	25,508,985	4.5
		Total Investments in Securities (Cost $598,791,031)	$587,142,584	104.0
		Liabilities in Excess of Other Assets	(22,378,073)	(4.0)
		Net Assets	$564,764,511	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $603,701,743.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$44,555,569
		Gross Unrealized Depreciation	(61,114,728)
		Net Unrealized Depreciation	$(16,559,159)

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	6.0%
Consumer Staples	1.5
Energy	14.4
Financials	11.9
Health Care	5.2
Industrials	16.2
Information Technology	8.2
Materials	16.8
Telecommunications	9.1
Utilities	10.2
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(4.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$17,246,113	$—	$17,246,113
Brazil	15,492,466	—	—	15,492,466
Canada	68,750,654	—	—	68,750,654
China	—	—	553,126	553,126
Egypt	8,054,396	2,449,125	—	10,503,521
Finland	4,586,400	—	—	4,586,400
France	2,563,651	30,559,099	—	33,122,750
Greece	—	3,309,130	—	3,309,130
Hong Kong	—	4,224,203	—	4,224,203
Hungary	—	2,495,617	—	2,495,617
India	—	940,058	—	940,058
Indonesia	6,804,300	1,765,405	—	8,569,705
Italy	—	14,291,128	—	14,291,128
Japan	—	101,612,497	—	101,612,497
Lebanon	—	4,349,784	—	4,349,784
Norway	5,036,844	3,573,941	—	8,610,785
Russia	13,503,467	15,901,511	—	29,404,978
Slovenia	—	2,889,202	—	2,889,202
South Africa	11,016,797	8,667,775	—	19,684,572
South Korea	22,199,892	734,524	—	22,934,416
Switzerland	6,253,060	6,283,493	—	12,536,553
Thailand	—	1,648,169	—	1,648,169
Turkey	11,755,680	—	—	11,755,680
United Kingdom	8,748,256	8,458,154	—	17,206,410
United States	142,450,062	—	—	142,450,062
Total Common Stock	327,215,925	231,398,928	553,126	559,167,979
Preferred Stock	—	2,465,620	—	2,465,620
Short-Term Investments	12,527,343	12,981,642	—	25,508,985
Total Investments, at value	$339,743,268	$246,846,190	$553,126	$587,142,584

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2012
Asset Table
Investments, at value
Common Stock	$554,471	$—	$—	$—	$—	$(1,345)	$—	$—	$553,126
Total Investments, at value	$554,471	$—	$—	$—	$—	$(1,345)	$—	$—	$553,126

As of January 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(1,345).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		China: 47.7%
187,000		361 Degrees International Ltd.	$74,619	0.2
491,000		Agricultural Bank of China Ltd.	241,835	0.7
96,000		Anhui Conch Cement Co., Ltd.	323,431	1.0
1,659,400		Bank of China Ltd.	711,309	2.2
73,200		Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	98,201	0.3
273,000		China Coal Energy Co. - Class H	341,971	1.0
800,000		China Communications Construction Co., Ltd.	743,491	2.3
720,000		China Communications Services Corp., Ltd.	320,643	1.0
1,368,960		China Construction Bank	1,092,653	3.3
175,000		China High Speed Transmission Equipment Group Co., Ltd.	92,668	0.3
204,000		China Life Insurance Co., Ltd.	598,809	1.8
438,000		China Minsheng Banking Corp. Ltd	404,260	1.2
155,000		China Mobile Ltd.	1,584,070	4.8
90,000		China National Building Material Co., Ltd.	108,453	0.3
70,000		China Oilfield Services Ltd.	114,114	0.3
168,000		China Overseas Land & Investment Ltd.	311,697	0.9
748,000		China Petroleum & Chemical Corp.	902,540	2.7
1,145,000		China Power International Development Ltd.	290,959	0.9
56,000		China Resources Enterprise	192,957	0.6
101,000		China Shenhua Energy Co., Ltd.	443,570	1.4
330,000		China Shipping Development Co., Ltd.	229,107	0.7
416,000		China Telecom Corp., Ltd.	233,384	0.7
180,500	#,@	CITIC Securities Co. Ltd.	356,564	1.1
379,000		CNOOC Ltd.	772,099	2.4
282,000		Datang International Power Generation Co., Ltd.	94,073	0.3
900,000	@,X	Fook Woo Group Holdings Ltd.	158,988	0.5
881,000		GCL Poly Energy Holdings Ltd.	302,322	0.9
150,000		Guangzhou Automobile Group Co. Ltd.	162,702	0.5
15,000		Hengan International Group Co., Ltd.	133,845	0.4
1,495,140		Industrial and Commercial Bank of China Ltd.	1,044,205	3.2
50,300		Inner Mongolia Yitai Coal Co.	255,818	0.8
570,000		PetroChina Co., Ltd.	830,145	2.5
47,000		Ping An Insurance Group Co. of China Ltd.	371,693	1.1
147,000	X	Real Gold Mining Ltd.	83,970	0.3
262,000		Shenguan Holdings Group Ltd.	148,776	0.5
87,000		Shimao Property Holdings Ltd.	89,487	0.3
534,000		China National Materials Co. Ltd.	222,574	0.7
25,900		Tencent Holdings Ltd.	632,431	1.9
90,000		Xinjiang Goldwind Science & Technology Co. Ltd.	51,564	0.2
38,000		Yanzhou Coal Mining Co., Ltd.	90,673	0.3
75,000		Zhaojin Mining Industry Co. Ltd.	134,612	0.4
615,000		Zijin Mining Group Co., Ltd.	270,071	0.8
			15,661,353	47.7
		Hong Kong: 22.4%
151,400		AIA Group Ltd.	504,877	1.5
53,000		Cheung Kong Holdings Ltd.	712,812	2.2
128,000		China Everbright Ltd.	209,017	0.6
384,000		Chow Sang Sang Holdings International Ltd.	908,829	2.8
160,000		Cnpc Hong Kong Ltd.	251,958	0.8
41,000		Dah Chong Hong Holdings Ltd.	51,966	0.2
323,280		Dah Sing Banking Group Ltd.	326,396	1.0
530,000		Emperor Watch & Jewellery Ltd.	67,402	0.2
45,000	@	Galaxy Entertainment Group Ltd.	97,580	0.3
156,000	@	HKT Trust / HKT Ltd.	99,973	0.3
29,100		Hong Kong Exchanges and Clearing Ltd.	504,297	1.5
38,000		HongKong Electric Holdings	274,173	0.8
54,000		Hutchison Whampoa Ltd.	512,576	1.6
332,000		K Wah International Holdings Ltd.	93,675	0.3
96,500		Kerry Properties Ltd.	370,413	1.1
1,200,000		Kosmopolito Hotels International Ltd.	201,105	0.6
150,000		Li & Fung Ltd.	326,661	1.0
28,500		Lifestyle International Holdings Ltd.	66,687	0.2
50,000		MTR Corp.	166,477	0.5
788,000		Oriental Watch Holdings	354,365	1.1
162,200		Sino Land Co.	270,180	0.8
31,000		Sun Hung Kai Properties Ltd.	428,906	1.3
11,000		Television Broadcasts Ltd.	64,016	0.2

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
89,500		Wharf Holdings Ltd.	$508,748	1.5
			7,373,089	22.4
		Taiwan: 29.1%
224,000		Advanced Semiconductor Engineering, Inc.	235,550	0.7
484,000		AU Optronics Corp.	257,827	0.8
171,000		Cathay Financial Holding Co., Ltd.	195,221	0.6
363,522		China Life Insurance Co., Ltd.	338,656	1.0
242,000		Chinatrust Financial Holding Co., Ltd.	156,223	0.5
68,000		Chipbond Technology Corp.	78,402	0.2
93,000		Chunghwa Telecom Co., Ltd.	302,091	0.9
177,000		Compal Electronics, Inc.	198,374	0.6
914,745		E.Sun Financial Holding Co., Ltd.	430,624	1.3
459,000		Eva Airways Corp.	308,257	0.9
438,000		Evergreen Marine Corp.	244,956	0.8
234,110		Far Eastern New Century Corp.	287,780	0.9
56,000		Formosa Chemicals & Fibre Co.	160,838	0.5
32,000		Foxconn Technology Co., Ltd.	125,624	0.4
283,000		Fubon Financial Holding Co., Ltd.	315,241	1.0
391,256		Hon Hai Precision Industry Co., Ltd.	1,261,788	3.8
15,492		HTC Corp.	254,754	0.8
70,455		Huaku Development Co. Ltd	170,017	0.5
2,496		J Touch Corp.	3,271	0.0
483,000		King Yuan Electronics Co., Ltd.	187,843	0.6
6,000		Largan Precision Co. Ltd.	129,180	0.4
147,000		Lite-On Technology Corp.	186,464	0.6
28,000		MediaTek, Inc.	267,503	0.8
317,000		Mega Financial Holdings Co., Ltd.	217,333	0.7
32,000		MStar Semiconductor, Inc.	203,264	0.6
111,000		Synnex Technology International Corp.	273,955	0.8
117,000		Taiwan Fertilizer Co., Ltd.	303,623	0.9
573,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,520,093	4.6
7,000	@	TPK Holding Co. Ltd	101,664	0.3
841,000		United Microelectronics Corp.	443,587	1.4
708,159	@	Yuanta Financial Holding Co., Ltd.	400,372	1.2
			9,560,375	29.1
		Total Common Stock (Cost $28,453,581)	32,594,817	99.2
		Assets in Excess of Other Liabilities	277,609	0.8
		Net Assets	$32,872,426	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		Cost for federal income tax purposes is $29,711,315.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$5,425,848
		Gross Unrealized Depreciation	(2,542,346)
		Net Unrealized Appreciation	$2,883,502

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.3%
Consumer Staples	1.5
Energy	12.2
Financials	34.4
Industrials	9.4
Information Technology	20.2
Materials	4.5
Telecommunications	7.7
Utilities	2.0
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
China	$356,564	$15,061,831	$242,958	$15,661,353
Hong Kong	99,973	7,273,116	—	7,373,089
Taiwan	—	9,560,375	—	9,560,375
Total Common Stock	456,537	31,895,322	242,958	32,594,817
Total Investments, at value	$456,537	$31,895,322	$242,958	$32,594,817

#                      The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2012
Asset Table
Investments, at value
Common Stock	$83,824	$—	$—	$—	$—	$146	$158,988	$—	$242,958
Total Investments, at value	$83,824	$—	$—	$—	$—	$146	$158,988	$—	$242,958

As of January 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $146.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Australia: 8.7%
1,895		AGL Energy Ltd.	$29,340	0.0
6,291		AMP Ltd.	28,532	0.0
1,333		ASX Ltd.	42,432	0.0
12,200		Australia & New Zealand Banking Group Ltd.	277,492	0.3
12,240		Bendigo Bank Ltd.	107,669	0.1
26,560		BHP Billiton Ltd.	1,051,998	1.1
8,666		Brambles Ltd.	66,876	0.1
13,730		Caltex Australia Ltd.	185,422	0.2
1,274		Campbell Brothers Ltd.	70,329	0.1
50,312		CFS Retail Property Trust	91,678	0.1
3,682		Coca-Cola Amatil Ltd.	45,158	0.0
21,325		Commonwealth Bank of Australia	1,145,806	1.2
3,363		Computershare Ltd.	27,294	0.0
959		CSL Ltd.	31,641	0.0
8,294		Fortescue Metals Group Ltd.	44,379	0.0
60,229		Goodman Group	40,958	0.0
11,246		GPT Group	36,883	0.0
27,076		Iluka Resources Ltd.	526,158	0.6
17,045		Insurance Australia Group	52,667	0.1
12,925		Macquarie Group Ltd.	349,656	0.4
54,249		Metcash Ltd.	232,565	0.2
22,894		National Australia Bank Ltd.	579,478	0.6
4,123		Newcrest Mining Ltd.	147,576	0.2
49,825		OneSteel Ltd.	39,133	0.0
2,661		Orica Ltd.	69,918	0.1
3,286		Origin Energy Ltd.	47,944	0.1
11,754		QBE Insurance Group Ltd.	143,090	0.2
1,444		Ramsay Health Care Ltd.	29,114	0.0
6,211		Rio Tinto Ltd.	455,700	0.5
15,522		Sonic Healthcare Ltd.	185,132	0.2
16,750		Stockland	59,744	0.1
11,425		Suncorp-Metway Ltd.	101,894	0.1
17,365		TABCORP Holdings Ltd.	53,646	0.1
11,669		Tattersall’s Ltd.	31,433	0.0
48,282		Telstra Corp., Ltd.	170,652	0.2
7,544		Transurban Group	43,968	0.0
1,457		Wesfarmers Ltd.	46,840	0.1
6,769		Westfield Group	61,073	0.1
29,410		Westfield Retail Trust	78,823	0.1
31,452		Westpac Banking Corp.	705,067	0.7
5,975		Woodside Petroleum Ltd.	216,864	0.2
15,673		Woolworths Ltd.	412,282	0.4
5,091		WorleyParsons Ltd.	147,260	0.2
			8,311,564	8.7
		Austria: 0.7%
16,935		Immofinanz Immobilien Anlagen AG	54,550	0.1
11,969		OMV AG	392,758	0.4
3,166		Raiffeisen International Bank Holding AG	108,056	0.1
2,101		Voestalpine AG	69,056	0.1
			624,420	0.7
		Belgium: 0.9%
14,233	@	Anheuser-Busch InBev NV	18	0.0
1,476		Anheuser-Busch InBev NV	89,742	0.1
6,143		Groupe Bruxelles Lambert S.A.	445,338	0.5
4,433		KBC Groep NV	84,512	0.1
1,781		Mobistar S.A.	89,185	0.1
3,046		UCB S.A.	124,073	0.1
			832,868	0.9
		China: 0.2%
58,500		BOC Hong Kong Holdings Ltd.	154,258	0.2
44,000	@	Foxconn International Holdings Ltd.	30,253	0.0
			184,511	0.2
		Denmark: 1.0%
598		Carlsberg A/S	45,583	0.1
1,134		Coloplast A/S	167,415	0.2
4,916		Novo-Nordisk A/S	584,161	0.6
1,434		Novozymes A/S	40,457	0.0
6,915		TDC A/S	53,983	0.1
374	@	William Demant Holding	30,998	0.0
			922,597	1.0
		Finland: 0.4%
14,667		Nokia OYJ	73,665	0.1
4,302		Nokian Renkaat OYJ	154,015	0.2
7,574		Orion Oyj	147,149	0.1
2,481		UPM-Kymmene OYJ	31,898	0.0
			406,727	0.4
		France: 8.2%
399		Aeroports de Paris	29,494	0.0
16,640	@	Alcatel-Lucent	29,377	0.0
4,700		Arkema	380,982	0.4
19,619		AXA S.A.	298,730	0.3
8,075		BNP Paribas	343,463	0.4
11,804		Bouygues S.A.	368,657	0.4
1,910		Casino Guichard Perrachon S.A.	170,193	0.2
2,013		Christian Dior S.A.	285,311	0.3
3,090		Cie de Saint-Gobain	138,002	0.1
1,228		Cie Generale des Etablissements Michelin	84,258	0.1
5,300		CNP Assurances	71,491	0.1
19,849		Credit Agricole S.A.	122,660	0.1
8,208		Electricite de France SA	189,534	0.2
2,579		Eutelsat Communications	95,819	0.1
1,301		Fonciere Des Regions	86,069	0.1
7,769		France Telecom S.A.	116,792	0.1
352		Gecina S.A.	33,665	0.0
5,516		Groupe Danone	341,245	0.4
1,061		ICADE	86,590	0.1
12,445		Klepierre	374,373	0.4
1,773		Lafarge S.A.	72,545	0.1
1,494		L’Oreal S.A.	159,140	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		France (continued)
252		LVMH Moet Hennessy Louis Vuitton S.A.	$40,824	0.0
32,654		Natixis	100,589	0.1
2,438		Peugeot S.A.	45,112	0.1
187		PPR	29,529	0.0
1,161		Renault S.A.	49,666	0.1
6,582		Sanofi-Aventis	488,007	0.5
493		Schneider Electric S.A.	30,696	0.0
13,816		Scor S.A.	348,028	0.4
3,647		Societe BIC S.A.	325,112	0.3
24,486		Societe Generale	654,583	0.7
1,954		Sodexho Alliance S.A.	145,173	0.2
13,420		Suez Environnement S.A.	171,935	0.2
308		Technip S.A.	29,014	0.0
19,670		Total S.A.	1,042,540	1.1
746		Unibail	143,548	0.2
621		Vinci S.A.	28,893	0.0
9,624		Vivendi	201,905	0.2
			7,753,544	8.2
		Germany: 7.1%
421		Adidas AG	30,419	0.0
2,056		Allianz AG	226,647	0.2
12,197		BASF AG	940,865	1.0
2,812		Bayer AG	197,533	0.2
6,151		Bayerische Motoren Werke AG	527,838	0.6
15,234		Celesio AG	294,163	0.3
1,112		DaimlerChrysler AG	61,719	0.1
5,264		Deutsche Bank AG	224,290	0.2
827	@	Deutsche Boerse AG	48,838	0.0
3,524		Deutsche Lufthansa AG	48,932	0.1
30,335		Deutsche Post AG	505,844	0.5
22,501		Deutsche Telekom AG	253,504	0.3
2,606		E.ON AG	55,917	0.1
3,287		Fresenius AG	334,158	0.3
1,858		Henkel KGaA - Vorzug	114,799	0.1
5,935		Infineon Technologies AG	54,388	0.1
974		K+S AG	46,564	0.0
1,014	@	Kabel Deutschland Holding AG	52,971	0.1
4,420		Lanxess	289,001	0.3
188		Linde AG	29,896	0.0
1,341		Metro AG	51,760	0.1
2,156		Muenchener Rueckversicherungs AG	281,157	0.3
8,147		RWE AG	312,869	0.3
10,540		SAP AG	637,264	0.7
7,217		Siemens AG	681,544	0.7
5,805		Suedzucker AG	171,832	0.2
377		Volkswagen AG	61,148	0.1
2,338		Wacker Chemie AG	214,910	0.2
			6,750,770	7.1
		Greece: 0.4%
16,685	@	Coca-Cola Hellenic Bottling Co. S.A.	309,911	0.3
23,301		Hellenic Telecommunications Organization S.A.	86,168	0.1
			396,079	0.4
		Hong Kong: 2.5%
26,630		AIA Group Ltd.	88,804	0.1
2,700		ASM Pacific Technology Ltd.	34,743	0.0
102,000		Cathay Pacific Airways Ltd.	201,713	0.2
16,000		Cheung Kong Holdings Ltd.	215,188	0.2
28,000		Cheung Kong Infrastructure Holdings Ltd.	159,133	0.2
4,500		CLP Holdings Ltd.	36,821	0.0
30,000		First Pacific Co.	34,298	0.0
6,000		Henderson Land Development Co., Ltd.	32,517	0.0
6,608	@	HKT Trust / HKT Ltd.	4,235	0.0
2,600		Hong Kong Exchanges and Clearing Ltd.	45,057	0.1
24,500		HongKong Electric Holdings	176,770	0.2
3,000		Hutchison Whampoa Ltd.	28,476	0.0
9,000		Hysan Development Co., Ltd.	35,347	0.0
16,000		Li & Fung Ltd.	34,844	0.0
38,500		Link Real Estate Investment Trust	140,154	0.2
37,500		New World Development Ltd.	41,026	0.1
51,000		Noble Group Ltd.	54,436	0.1
84,000		NWS Holdings Ltd.	136,029	0.1
420,000		PCCW Ltd.	132,584	0.1
19,000		Sun Hung Kai Properties Ltd.	262,878	0.3
31,000		Swire Pacific Ltd.	344,523	0.4
20,300	@	Swire Properties Ltd.	51,147	0.1
10,000		Wharf Holdings Ltd.	56,843	0.1
			2,347,566	2.5
		India: 0.1%
4,458		Vedanta Resources PLC	84,267	0.1

		Ireland: 0.0%
2,112		CRH PLC	41,966	0.0

		Israel: 0.6%
7,945		Bank Hapoalim BM	27,593	0.0
13,810		Bank Leumi Le-Israel BM	44,865	0.1
23,093		Bezeq Israeli Telecommunication Corp., Ltd.	39,891	0.1
3,743		Israel Chemicals Ltd.	39,067	0.0
3,293		Mizrahi Tefahot Bank Ltd.	28,720	0.0
1,052	@	NICE Systems Ltd.	37,732	0.0
8,742		Teva Phaemaceutical Industries Ltd.	394,696	0.4
			612,564	0.6
		Italy: 3.2%
2,733		Assicurazioni Generali S.p.A.	42,717	0.0
24,268		Banca Carige S.p.A	48,014	0.1
205,215		Banca Monte dei Paschi di Siena S.p.A.	78,119	0.1
141,711		Enel S.p.A.	580,416	0.6
48,212		ENI S.p.A.	1,068,222	1.1
1,625		Exor SpA	37,558	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Italy (continued)
87,156	Fiat S.p.A	$524,544	0.6
98,166	Intesa Sanpaolo S.p.A.	188,023	0.2
27,963	Pirelli & C S.p.A.	259,161	0.3
889	Saipem S.p.A.	41,703	0.0
135,835	Telecom Italia S.p.A.	138,422	0.2
31,055	Telecom Italia S.p.A. RNC	26,138	0.0
		3,033,037	3.2
	Japan: 20.2%
800	ABC-Mart, Inc.	28,663	0.0
30,800	Aeon Co., Ltd.	406,750	0.4
15,200	Aeon Mall Co., Ltd.	337,423	0.4
3,800	Aisin Seiki Co., Ltd.	120,298	0.1
3,400	Asahi Group Holdings, Ltd	75,367	0.1
8,000	Canon, Inc.	343,402	0.4
48	Central Japan Railway Co.	413,205	0.4
10,000	Chiba Bank Ltd.	62,229	0.1
12,000	Chiyoda Corp.	140,259	0.1
1,900	Chubu Electric Power Co., Inc.	35,004	0.0
11,000	Chuo Mitsui Trust Holdings, Inc.	34,508	0.0
3,000	Credit Saison Co., Ltd.	61,211	0.1
3,000	Dai Nippon Printing Co., Ltd.	32,353	0.0
53	Dai-ichi Life Insurance Co., Ltd.	55,641	0.1
18,700	Daiichi Sankyo Co., Ltd.	357,010	0.4
11,400	Dainippon Sumitomo Pharma Co., Ltd.	131,767	0.1
3,700	Daito Trust Construction Co., Ltd.	349,356	0.4
9,000	Daiwa House Industry Co., Ltd.	113,852	0.1
1,700	Dena Co., Ltd.	43,131	0.0
4,000	Denso Corp.	119,142	0.1
3,400	East Japan Railway Co.	220,674	0.2
7,800	Eisai Co., Ltd.	323,316	0.3
7,300	Electric Power Development Co.	194,175	0.2
7,000	Fuji Heavy Industries Ltd.	47,692	0.1
23,000	Fukuoka Financial Group, Inc.	98,411	0.1
8,000	Gunma Bank Ltd.	43,678	0.0
5,800	Honda Motor Co., Ltd.	200,167	0.2
2,300	Idemitsu Kosan Co., Ltd.	249,353	0.3
12,000	Ishikawajima - Harima Heavy Industries Co., Ltd.	31,600	0.0
7	Inpex Holdings, Inc.	47,891	0.1
22,060	Itochu Corp.	240,220	0.3
5,000	Iyo Bank Ltd.	48,152	0.1
176	Japan Retail Fund Investment Corp.	255,832	0.3
16	Japan Tobacco, Inc.	79,007	0.1
16,200	JX Holdings, Inc.	98,239	0.1
9,000	Kajima Corp.	30,478	0.0
11,200	Kansai Electric Power Co., Inc.	180,675	0.2
6,100	Kao Corp.	160,795	0.2
18,000	Kawasaki Heavy Industries Ltd.	53,073	0.1
13	KDDI Corp.	82,556	0.1
19,000	Kirin Brewery Co., Ltd.	233,789	0.2
91,000	Kobe Steel Ltd.	149,668	0.2
2,000	Koito Manufacturing Co., Ltd.	32,327	0.0
5,100	Komatsu Ltd.	143,826	0.2
1,600	Konami Corp.	42,419	0.0
19,000	Konica Minolta Holdings, Inc.	138,579	0.1
2,900	Kyocera Corp.	247,796	0.3
33,000	Marubeni Corp.	228,225	0.2
54,000	Mazda Motor Corp.	89,562	0.1
814	Miraca Holdings, Inc.	30,542	0.0
44,500	Mitsubishi Chemical Holdings Corp.	250,454	0.3
13,700	Mitsubishi Corp.	313,296	0.3
11,000	Mitsubishi Estate Co., Ltd.	176,085	0.2
44,000	Mitsubishi Gas Chemical Co., Inc.	248,951	0.3
30,000	Mitsubishi Logistics Corp.	346,606	0.4
1,800	Mitsubishi Tanabe Pharma Corp.	25,438	0.0
73,497	Mitsubishi UFJ Financial Group, Inc.	339,586	0.4
2,330	Mitsubishi UFJ Lease & Finance Co., Ltd.	97,739	0.1
17,392	Mitsui & Co., Ltd.	295,654	0.3
20,000	Mitsui Chemicals, Inc.	63,380	0.1
2,452	Mitsui Fudosan Co., Ltd.	40,464	0.0
100,000	Mitsui OSK Lines Ltd.	378,878	0.4
4,600	Mitsui Sumitomo Insurance Group Holdings, Inc.	94,548	0.1
92,884	Mizuho Financial Group, Inc.	140,663	0.2
11,800	Namco Bandai Holdings, Inc.	168,258	0.2
14,000	Nippon Electric Glass Co., Ltd.	122,082	0.1
1,500	Nippon Paper Group, Inc.	32,222	0.0
5,200	Nippon Telegraph & Telephone Corp.	260,859	0.3
55,000	Nippon Yusen KK	139,755	0.1
13,966	Nishi-Nippon City Bank Ltd.	41,011	0.0
5,600	Nissan Motor Co., Ltd.	53,051	0.1
1,600	NOK Corp.	29,977	0.0
15,000	Nomura Holdings, Inc.	55,300	0.1
25,500	Nomura Real Estate Holdings, Inc.	397,048	0.4
11,500	Nomura Research Institute Ltd.	262,301	0.3
31	NTT Data Corp.	101,893	0.1
102	NTT DoCoMo, Inc.	181,381	0.2
42	NTT Urban Development Corp.	30,835	0.0
6,000	Oracle Corp. Japan	210,252	0.2
900	Oriental Land Co., Ltd.	95,765	0.1
1,610	ORIX Corp.	150,885	0.2
3,100	Rinnai Corp.	215,630	0.2
1,100	Rohm Co., Ltd.	54,518	0.1
6,200	Sankyo Co., Ltd.	303,626	0.3
900	Secom Co., Ltd.	42,170	0.0
3,200	Sega Sammy Holdings, Inc.	69,590	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
9,300		Seven & I Holdings Co., Ltd.	$262,498	0.3
45,000		Sharp Corp.	388,129	0.4
1,000		Shikoku Electric Power Co.	29,005	0.0
1,700		Shin-Etsu Chemical Co., Ltd.	88,529	0.1
2,400		Shionogi & Co., Ltd.	32,075	0.0
1,600		Shiseido Co., Ltd.	29,451	0.0
14,000		Showa Denko KK	30,601	0.0
10,600		Softbank Corp.	296,226	0.3
6,000		Sumco Corp.	51,485	0.1
42,200		Sumitomo Corp.	608,253	0.6
8,000		Sumitomo Metal Mining Co., Ltd.	115,529	0.1
5,900		Sumitomo Mitsui Financial Group, Inc.	188,684	0.2
7,200		T&D Holdings, Inc.	73,422	0.1
47,000		Taiyo Nippon Sanso Corp.	328,394	0.3
6,351		Takeda Pharmaceutical Co., Ltd.	276,108	0.3
3,200		TDK Corp.	152,831	0.2
26,700		Tohoku Electric Power Co., Inc.	251,776	0.3
1,749		Tokio Marine Holdings, Inc.	43,907	0.0
1,600		Tokyo Electron Ltd.	91,209	0.1
7,000		Tokyu Land Corp.	29,164	0.0
4,000		Toppan Printing Co., Ltd.	32,067	0.0
7,000		Toshiba Corp.	29,773	0.0
7,400		Toyoda Gosei Co., Ltd.	120,714	0.1
31,600		Toyota Boshoku Corp.	341,922	0.4
1,700		Toyota Industries Corp.	48,887	0.1
17,790		Toyota Motor Corp.	656,140	0.7
19,100		Toyota Tsusho Corp.	362,836	0.4
7,600		Trend Micro, Inc.	241,705	0.3
600		Uni-Charm Corp.	31,563	0.0
1,101		Yahoo! Japan Corp.	336,883	0.4
6,710		Yamada Denki Co., Ltd.	429,309	0.5
10,400		Yamaha Corp.	95,899	0.1
2,000		Yamazaki Baking Co., Ltd.	26,522	0.0
			19,234,935	20.2
		Luxembourg: 0.4%
12,413		ArcelorMittal	255,001	0.3
4,971		SES S.A.	117,570	0.1
1,439		Tenaris S.A.	28,277	0.0
			400,848	0.4
		Macau: 0.2%
52,000	@	Sands China Ltd.	175,194	0.2

		Mexico: 0.4%
12,797		Fresnillo PLC	350,673	0.4

		Netherlands: 4.6%
598		Akzo Nobel NV	31,203	0.0
3,775		ASML Holding NV	162,283	0.2
690		Corio NV	32,154	0.0
3,269		Delta Lloyd NV	59,913	0.1
13,435		European Aeronautic Defence and Space Co. NV	451,719	0.5
2,373		Koninklijke DSM NV	121,972	0.1
47,970		Koninklijke KPN NV	526,394	0.6
9,807		Reed Elsevier NV	117,045	0.1
25,305		Royal Dutch Shell PLC - Class A	897,738	0.9
33,869		Royal Dutch Shell PLC - Class B	1,237,810	1.3
13,224		Koninklijke Philips Electronics NV	267,848	0.3
14,366		Unilever NV	478,752	0.5
1,615		Wolters Kluwer NV	29,340	0.0
			4,414,171	4.6
		New Zealand: 0.3%
67,149		Auckland International Airport Ltd.	135,914	0.1
107,874		Telecom Corp. of New Zealand Ltd.	188,110	0.2
			324,024	0.3
		Norway: 1.1%
13,193		DnB NOR ASA	139,188	0.2
35,796		Orkla ASA	290,415	0.3
3,418		SeaDrill Ltd.	127,272	0.1
1,089		Statoil ASA	27,418	0.0
15,157		Telenor ASA	247,229	0.3
4,765		Yara International ASA	192,165	0.2
			1,023,687	1.1
		Portugal: 0.2%
23,595		Banco Espirito Santo S.A.	39,040	0.0
6,337	@	Jeronimo Martins	105,878	0.1
8,353		Portugal Telecom SGPS S.A.	41,528	0.1
			186,446	0.2
		Singapore: 1.7%
8,000		DBS Group Holdings Ltd.	85,863	0.1
62,000		Golden Agri-Resources Ltd.	36,106	0.0
9,000		Jardine Cycle & Carriage Ltd.	366,567	0.4
9,000		Keppel Corp., Ltd.	77,458	0.1
26,000		Olam International Ltd.	53,492	0.1
17,000		Oversea-Chinese Banking Corp.	115,830	0.1
12,000		SembCorp Industries Ltd.	45,384	0.0
25,000		Singapore Airlines Ltd.	220,166	0.2
12,000		Singapore Telecommunications Ltd.	29,555	0.0
11,000		United Overseas Bank Ltd.	150,998	0.2
72,000		United Overseas Land Ltd.	262,793	0.3
18,000		Wilmar International Ltd.	76,375	0.1
160,000		Yangzijiang Shipbuilding Holdings Ltd.	139,990	0.1
			1,660,577	1.7
		Spain: 4.5%
11,982		ACS Actividades de Construccion y Servicios S.A.	370,251	0.4
5,213		Amadeus IT Holding S.A.	89,439	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Spain (continued)
128,415		Banco Santander Central Hispano S.A.	$1,002,775	1.1
38,552		Banco Bilbao Vizcaya Argentaria S.A.	338,262	0.4
26,964		Criteria Caixacorp S.A.	135,672	0.1
8,059		Fomento de Construcciones y Contratas S.A.	189,642	0.2
32,197		Ferrovial SA	377,235	0.4
73,625		Iberdrola S.A.	434,904	0.5
2,635		Inditex S.A.	230,262	0.2
3,497		Indra Sistemas S.A.	46,124	0.0
70,985		Corp. Mapfre S.A.	236,417	0.2
4,061		Red Electrica de Espana	187,015	0.2
12,123		Repsol YPF S.A.	334,284	0.4
15,933		Telefonica S.A.	278,064	0.3
			4,250,346	4.5
		Sweden: 2.8%
5,283		Atlas Copco AB - Class A	125,973	0.1
21,092		Boliden AB	361,793	0.4
22,039		Telefonaktiebolaget LM Ericsson	205,100	0.2
6,315		Getinge AB	171,805	0.2
2,078		Hexagon AB	35,960	0.0
1,066		Millicom International Cellular S.A.	105,534	0.1
6,854		Nordea Bank AB	57,535	0.1
27,285		Ratos AB	344,514	0.4
2,357		Sandvik AB	34,934	0.0
36,230		Securitas AB	341,339	0.4
21,253		Skanska AB	372,099	0.4
1,327		SKF AB - B Shares	31,441	0.0
1,393		Svenska Handelsbanken AB	41,899	0.1
2,479		Swedbank AB	35,682	0.0
872		Swedish Match AB	30,404	0.0
18,085		Tele2 AB - B Shares	345,828	0.4
3,198		Volvo AB - B Shares	41,514	0.0
			2,683,354	2.8
		Switzerland: 7.6%
2,073	@	ABB Ltd.	43,263	0.0
1,021		Aryzta AG	47,196	0.0
402		Baloise Holding AG	30,871	0.0
4,427		Compagnie Financiere Richemont S.A.	251,612	0.3
7,025	@	Credit Suisse Group	182,787	0.2
1,826	@	Geberit AG - Reg	377,912	0.4
36,787		Nestle S.A.	2,110,988	2.2
29,316		Novartis AG	1,591,077	1.7
688		Pargesa Holding SA	48,311	0.1
323		Partners Group	56,545	0.1
5,247		Roche Holding AG - Genusschein	890,177	0.9
15		Sika AG	31,026	0.0
54,260		STMicroelectronics NV	362,128	0.4
492		Swatch Group AG - BR	208,159	0.2
1,733		Swiss Re Ltd.	94,306	0.1
97	@	Syngenta AG	29,456	0.0
553	#	Synthes, Inc.	94,266	0.1
17,835		UBS AG - Reg	243,327	0.3
2,293	@	Zurich Financial Services AG	551,855	0.6
			7,245,262	7.6
		United Kingdom: 19.2%
15,269		3i Group PLC	44,496	0.1
2,471		Admiral Group PLC	36,641	0.0
32,144		Amec PLC	509,952	0.5
10,672		Anglo American PLC	442,923	0.5
22,011		AstraZeneca PLC	1,060,112	1.1
43,502		Aviva PLC	239,903	0.3
46,760		Barclays PLC	156,789	0.2
17,097		BG Group PLC	385,239	0.4
20,978		BHP Billiton PLC	705,212	0.7
152,055		BP PLC	1,143,844	1.2
27,849		British American Tobacco PLC	1,282,393	1.4
9,337		British Land Co. PLC	72,016	0.1
118,405		BT Group PLC	380,917	0.4
10,367		Burberry Group PLC	219,698	0.2
81,837	@	Cairn Energy PLC	364,688	0.4
6,342		Capita Group PLC	61,534	0.1
15,273		Centrica PLC	70,716	0.1
24,917		Compass Group PLC	231,586	0.2
37,853		Diageo PLC	837,833	0.9
16,815		Experian Group Ltd.	228,135	0.2
34,148		GlaxoSmithKline PLC	759,578	0.8
141,712		HSBC Holdings PLC	1,184,017	1.3
16,515		ICAP PLC	87,523	0.1
18,240		Imperial Tobacco Group PLC	653,215	0.7
5,407		Inmarsat PLC	34,158	0.0
8,659		Invensys PLC	27,648	0.0
5,485		Investec PLC	32,520	0.0
6,074		J Sainsbury PLC	27,644	0.0
10,657		Johnson Matthey PLC	345,335	0.4
18,313		Kingfisher PLC	73,940	0.1
55,775		Legal & General Group PLC	101,497	0.1
97,945	@	Lloyds TSB Group PLC	47,365	0.1
2,900		London Stock Exchange Group PLC	39,836	0.0
57,018		Man Group PLC	104,235	0.1
6,827		Marks & Spencer Group PLC	35,218	0.0
65,238		National Grid PLC	649,623	0.7
1,586		Next PLC	65,544	0.1
19,617		Old Mutual PLC	45,224	0.1
22,520		Pearson PLC	416,986	0.4
10,333		Prudential PLC	114,293	0.1
12,755		Reckitt Benckiser PLC	679,495	0.7
45,805		Reed Elsevier PLC	379,514	0.4
35,227		Resolution Ltd.	151,776	0.2
9,914		Rio Tinto PLC	597,231	0.6
9,896		Rolls-Royce Holdings PLC	114,912	0.1
71,034		Royal & Sun Alliance Insurance Group	118,735	0.1
10,610		SABMiller PLC	403,276	0.4
18,691		Sage Group PLC	86,476	0.1
4,279		Scottish & Southern Energy PLC	82,558	0.1
3,203		Shire PLC	106,330	0.1
11,742		Smith & Nephew PLC	113,793	0.1
4,718		Smiths Group PLC	71,506	0.1
10,029		Standard Chartered PLC	242,379	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
21,879		Tesco PLC	$110,326	0.1
1,304		Tullow Oil PLC	28,642	0.0
3,965		Unilever PLC	128,136	0.1
395,766		Vodafone Group PLC	1,067,442	1.1
2,536		Weir Group PLC	78,350	0.1
6,150		WM Morrison Supermarkets PLC	27,745	0.0
4,869		Wolseley PLC	168,883	0.2
12,526		Xstrata PLC	213,209	0.2
			18,290,740	19.2
		Total Common Stock (Cost $83,164,521)	92,542,737	97.2
PREFERRED STOCK: 0.6%
		Germany: 0.6%
2,982		Volkswagen AG	530,024	0.6
		Total Preferred Stock
		(Cost $480,104)	530,024	0.6
		Total Long-Term Investments
		(Cost $83,644,625)	93,072,761	97.8
SHORT-TERM INVESTMENTS: 2.0%
		Mutual Funds: 2.0%
1,926,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,926,000)	1,926,000	2.0
		Total Short-Term Investments
		(Cost $1,926,000)	1,926,000	2.0
		Total Investments in Securities (Cost $85,570,625)	$94,998,761	99.8
		Assets in Excess of Other Liabilities	190,235	0.2
		Net Assets	$95,188,996	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
		Cost for federal income tax purposes is $88,924,432.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$11,260,466
		Gross Unrealized Depreciation	(5,186,137)
		Net Unrealized Appreciation	$6,074,329

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	10.4%
Consumer Staples	11.0
Energy	9.0
Financials	22.5
Health Care	9.0
Industrials	11.4
Information Technology	4.6
Materials	9.9
Telecommunications	5.9
Utilities	4.1
Short-Term Investments	2.0
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$8,311,564	$—	$8,311,564
Austria	—	624,420	—	624,420
Belgium	18	832,850	—	832,868
China	—	184,511	—	184,511
Denmark	—	922,597	—	922,597
Finland	—	406,727	—	406,727
France	—	7,753,544	—	7,753,544
Germany	—	6,750,770	—	6,750,770
Greece	309,911	86,168	—	396,079
Hong Kong	55,382	2,292,184	—	2,347,566
India	—	84,267	—	84,267
Ireland	—	41,966	—	41,966
Israel	—	612,564	—	612,564
Italy	—	3,033,037	—	3,033,037
Japan	—	19,234,935	—	19,234,935
Luxembourg	—	400,848	—	400,848
Macau	—	175,194	—	175,194
Mexico	—	350,673	—	350,673
Netherlands	—	4,414,171	—	4,414,171
New Zealand	—	324,024	—	324,024
Norway	—	1,023,687	—	1,023,687
Portugal	—	186,446	—	186,446
Singapore	—	1,660,577	—	1,660,577
Spain	—	4,250,346	—	4,250,346
Sweden	—	2,683,354	—	2,683,354
Switzerland	—	7,245,262	—	7,245,262
United Kingdom	36,641	18,254,099	—	18,290,740
Total Common Stock	401,952	92,140,785	—	92,542,737
Preferred Stock	—	530,024	—	530,024
Short-Term Investments	1,926,000	—	—	1,926,000
Total Investments, at value	$2,327,952	$92,670,809	$—	$94,998,761
Other Financial Instruments+
Futures	100,383	—	—	100,383
Forward Foreign Currency Contracts	—	32,740	—	32,740
Total Assets	$2,428,335	$92,703,549	$—	$95,131,884

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

At January 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Index Plus International Equity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First Boston	Japanese Yen	54,522,384	Buy	02/09/12	$709,523	$715,395	$5,872
							$5,872

Bank of America	EU Euro	641,628	Sell	02/09/12	$866,159	$839,291	$26,868
							$26,868

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2012 (Unaudited) (continued)

ING Index Plus International Equity Fund Open Futures Contracts on January 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	20	03/16/12	$1,485,600	$100,383
			$1,485,600	$100,383

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2012:

Derivatives Fair Value*
Equity contracts	$100,383
Foreign exchange contracts	32,740
Total	$133,123

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 5.2%
12,217		BHP Billiton Ltd.	$483,895	1.4
17,561		Woodside Petroleum Ltd.	637,381	1.8
25,062		WorleyParsons Ltd.	724,933	2.0
			1,846,209	5.2
		Belgium: 1.7%
9,716		Anheuser-Busch InBev NV	590,741	1.7

		Brazil: 3.0%
25,383	L	Cia Energetica de Minas Gerais ADR	513,752	1.5
26,702		Itau Unibanco Holding SA ADR	532,972	1.5
			1,046,724	3.0
		Canada: 6.5%
10,567		Bank of Nova Scotia	542,298	1.5
25,241		Cameco Corp.	587,358	1.7
43,265		Manulife Financial Corp.	507,066	1.4
19,279		Suncor Energy, Inc.	665,126	1.9
			2,301,848	6.5
		Chile: 1.1%
6,258		Sociedad Quimica y Minera de Chile SA ADR	367,595	1.1

		China: 9.8%
478,000		Agile Property Holdings Ltd.	531,268	1.5
597,000		China Longyuan Power Group Corp.	453,465	1.3
246,000		China Unicom Ltd.	452,769	1.3
839,000		Industrial and Commercial Bank of China Ltd.	585,957	1.6
15,820	@	New Oriental Education & Technology Group ADR	376,832	1.1
65,000		Ping An Insurance Group Co. of China Ltd.	514,044	1.4
23,100		Tencent Holdings Ltd.	564,060	1.6
			3,478,395	9.8
		Denmark: 1.2%
3,547		Novo-Nordisk A/S	421,485	1.2

		France: 2.3%
26,135		AXA S.A.	397,947	1.1
6,510		Groupe Danone	402,738	1.2
			800,685	2.3
		Germany: 7.4%
7,121		Adidas AG	514,515	1.5
27,620	L	Aixtron AG	373,968	1.1
6,815		Bayer AG	478,730	1.3
4,937		Bayerische Motoren Werke AG	423,660	1.2
7,484	@	Deutsche Boerse AG	441,965	1.2
4,183	L	Wacker Chemie AG	384,503	1.1
			2,617,341	7.4
		Hong Kong: 3.2%
320,000		China Resources Land Ltd.	563,806	1.6
264,850		Li & Fung Ltd.	576,774	1.6
			1,140,580	3.2
		India: 3.2%
15,139		HDFC Bank Ltd. ADR	469,763	1.3
35,495		Vedanta Resources PLC	670,942	1.9
			1,140,705	3.2
		Israel: 2.6%
13,063	@	Nice Systems Ltd. ADR	469,746	1.3
10,103		Teva Pharmaceutical Industries Ltd. ADR	455,948	1.3
			925,694	2.6
		Italy: 3.2%
79,900	@	Prada SpA	381,208	1.1
16,234		Saipem S.p.A.	761,535	2.1
			1,142,743	3.2
		Japan: 12.0%
16,900		Canon, Inc.	725,438	2.1
3,000		Fanuc Ltd.	505,103	1.4
24,200		Komatsu Ltd.	682,469	1.9
557		Rakuten, Inc.	563,804	1.6
2,400		SMC Corp.	416,893	1.2
9,000		Terumo Corp.	432,205	1.2
24,900		Toyota Motor Corp.	918,375	2.6
			4,244,287	12.0
		Mexico: 1.4%
16,393	@	Wal-Mart de Mexico SA de CV ADR	505,396	1.4

		Norway: 2.1%
45,970		Telenor ASA	749,826	2.1

		South Korea: 2.9%
1,476	@	Hyundai Mobis	363,875	1.0
1,351		Samsung Electronics Co., Ltd. GDR	666,943	1.9
			1,030,818	2.9
		Spain: 1.3%
25,567	@	Grifols SA	467,389	1.3

		Sweden: 1.4%
4,908		Millicom International Cellular S.A.	485,892	1.4

		Switzerland: 8.0%
27,657	@	ABB Ltd.	577,196	1.6
10,441		Adecco S.A.	497,168	1.4
7,246		Compagnie Financiere Richemont S.A.	411,833	1.2
8,008	@	Holcim Ltd.	458,310	1.3
7,520		Nestle S.A.	431,528	1.2

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland (continued)
2,736		Roche Holding AG - Genusschein	$464,175	1.3
			2,840,210	8.0
		Taiwan: 3.4%
50,000		Hiwin Technologies Corp.	461,979	1.3
224,200		Hon Hai Precision Industry Co., Ltd.	723,038	2.1
			1,185,017	3.4
		United Kingdom: 16.1%
15,327		Anglo American PLC	636,121	1.8
41,438		ARM Holdings PLC	398,813	1.1
31,239		BG Group PLC	703,894	2.0
31,177		British Sky Broadcasting PLC	339,491	0.9
12,651		HSBC Holdings PLC ADR	529,191	1.5
53,315		Prudential PLC	589,716	1.7
57,208		Rolls-Royce Holdings PLC	664,296	1.9
17,477		Schroders PLC	399,705	1.1
21,411		Standard Chartered PLC	517,457	1.5
100,626		Tesco PLC	507,410	1.4
24,849		Xstrata PLC	422,962	1.2
			5,709,056	16.1
		Total Common Stock
		(Cost $34,958,850)	35,038,636	99.0
EXCHANGE-TRADED FUNDS: 0.8%
3,892		iShares MSCI EAFE Index Fund	202,929	0.6
1,515		Vanguard Emerging Markets ETF	64,115	0.2
		Total Exchange-Traded Funds
		(Cost $268,485)	267,044	0.8
		Total Long-Term Investments
		(Cost $35,227,335)	35,305,680	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Securities Lending Collateral(cc)(1): 1.9%
678,810

Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/12, 0.23%, due 02/01/12 (Repurchase Amount $678,814, collateralized by various U.S. Government Agency Obligations, 4.000%, Market Value plus accrued interest $692,388, due 04/20/41-09/15/41)

		(Cost $678,810)	$678,810	1.9
		Total Short-Term Investments
		(Cost $678,810)	678,810	1.9
		Total Investments in Securities (Cost $35,906,145)	$35,984,490	101.7
		Liabilities in Excess of Other Assets	(586,342)	(1.7)
		Net Assets	$35,398,148	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $36,983,275.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$2,678,041
		Gross Unrealized Depreciation	(3,676,826)
		Net Unrealized Depreciation	$(998,785)

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	13.8%
Consumer Staples	6.9
Energy	11.5
Financials	19.9
Health Care	7.6
Industrials	10.7
Information Technology	11.2
Materials	9.8
Telecommunications	4.8
Utilities	2.8
Other Long-Term Investments	0.8
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,846,209	$—	$1,846,209
Belgium	—	590,741	—	590,741
Brazil	513,752	532,972	—	1,046,724
Canada	2,301,848	—	—	2,301,848
Chile	—	367,595	—	367,595
China	376,832	3,101,563	—	3,478,395
Denmark	—	421,485	—	421,485
France	—	800,685	—	800,685
Germany	—	2,617,341	—	2,617,341
Hong Kong	—	1,140,580	—	1,140,580
India	469,763	670,942	—	1,140,705
Israel	925,694	—	—	925,694
Italy	—	1,142,743	—	1,142,743
Japan	—	4,244,287	—	4,244,287
Mexico	505,396	—	—	505,396
Norway	—	749,826	—	749,826
South Korea	—	1,030,818	—	1,030,818
Spain	—	467,389	—	467,389
Sweden	—	485,892	—	485,892
Switzerland	—	2,840,210	—	2,840,210
Taiwan	—	1,185,017	—	1,185,017
United Kingdom	529,191	5,179,865	—	5,709,056
Total Common Stock	5,622,476	29,416,160	—	35,038,636
Exchange-Traded Funds	267,044	—	—	267,044
Short-Term Investments	—	678,810	—	678,810
Total Investments, at value	$5,889,520	$30,094,970	$—	$35,984,490

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.2%
		Australia: 0.8%
68,362		BHP Billiton Ltd.	$2,707,706	0.8
		Belgium: 0.6%
49,010		Umicore	2,282,979	0.6
		Brazil: 4.1%
19,200		Banco do Estado do Rio Grande do Sul	221,099	0.1
250,869		BM&F Bovespa S.A.	1,577,982	0.4
22,189		CETIP SA - Balcao Organizado de Ativos e Derivativos	342,258	0.1
176,400		Cia de Concessoes Rodoviarias	1,227,692	0.3
65,096		Embraer SA ADR	1,784,933	0.5
124,000		Itau Unibanco Holding SA ADR	2,475,040	0.7
147,100		JSL SA	617,968	0.2
34,400		Localiza Rent a Car SA	564,867	0.2
96,249		Natura Cosmeticos S.A.	2,061,377	0.6
378,700		PDG Realty SA Empreendimentos e Participacoes	1,534,567	0.4
61,500		Petroleo Brasileiro SA ADR	1,878,825	0.5
32,113		Raia Drogasil SA	266,506	0.1
			14,553,114	4.1
		Canada: 3.9%
39,801		Canadian National Railway Co.	3,002,044	0.8
100,016		Canadian Natural Resources Ltd.	3,961,938	1.1
52,100		Cenovus Energy, Inc.	1,901,206	0.5
48,400		Kinross Gold Corp.	546,896	0.2
89,695		Potash Corp. of Saskatchewan	4,192,344	1.2
41,700		Talisman Energy, Inc.	498,221	0.1
			14,102,649	3.9
		Chile: 0.3%
51,800		Enersis SA ADR	948,458	0.3
		China: 5.5%
491,640		China Life Insurance Co., Ltd.	1,443,131	0.4
1,083,000		China Merchants Bank Co., Ltd.	2,382,168	0.7
751,000		China Pacific Insurance Group Co., Ltd.	2,494,096	0.7
120,000	#,@	CITIC Securities Co. Ltd.	237,051	0.1
1,901,065		CNOOC Ltd.	3,872,852	1.1
586,000		Dongfeng Motor Group Co., Ltd.	1,095,004	0.3
169,500		Hengan International Group Co., Ltd.	1,512,444	0.4
3,120,344		Industrial and Commercial Bank of China Ltd.	2,179,246	0.6
192,000		Shandong Weigao Group Medical Polymer Co., Ltd.	176,883	0.0
592,615		Sinopharm Group Co.	1,405,080	0.4
83,185		Tencent Holdings Ltd.	2,031,228	0.6
246,000		Xinao Gas Holdings Ltd.	747,357	0.2
			19,576,540	5.5
		Denmark: 1.5%
30,750		DSV A/S	629,531	0.2
38,550		Novo-Nordisk A/S	4,580,841	1.3
			5,210,372	1.5
		Finland: 0.3%
4,176		Kone OYJ	227,944	0.0
26,777		Nokian Renkaat OYJ	958,635	0.3
			1,186,579	0.3
		France: 9.4%
25,405		Accor S.A.	773,843	0.2
26,600		Air Liquide	3,357,026	0.9
22,555		Cie Generale des Etablissements Michelin	1,547,591	0.4
42,470		Cie Generale D’Optique Essilor International S.A.	3,115,176	0.9
67,641		Groupe Danone	4,184,580	1.2
28,500		LVMH Moet Hennessy Louis Vuitton S.A.	4,617,053	1.3
37,279		Pernod-Ricard S.A.	3,585,945	1.0
54,597		Publicis Groupe	2,751,678	0.8
63,545		Safran S.A.	1,982,315	0.6
37,437		Schneider Electric S.A.	2,330,933	0.6
13,064		Technip S.A.	1,230,663	0.3
17,563		Unibail	3,379,546	0.9
14,200		Vallourec	961,154	0.3
			33,817,503	9.4
		Germany: 8.7%
58,317		Adidas AG	4,213,587	1.2
40,292		Allianz AG	4,441,675	1.2
43,770		Beiersdorf AG	2,632,565	0.7
34,867	@	Continental AG	2,795,806	0.8
50,711		Fresenius Medical Care AG & Co. KGaA	3,625,496	1.0
5,670	@	GSW Immobilien AG	175,798	0.0
382,857		Infineon Technologies AG	3,508,488	1.0
111,651		SAP AG	6,750,587	1.9
33,180		Siemens AG	3,133,383	0.9
			31,277,385	8.7
		Hong Kong: 2.6%
1,278,400		AIA Group Ltd.	4,263,111	1.2
187,500		Hong Kong Exchanges and Clearing Ltd.	3,249,334	0.9
400,000		Shangri-La Asia Ltd.	830,169	0.3

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
60,000		Sun Hung Kai Properties Ltd.	$830,142	0.2
			9,172,756	2.6
		Ireland: 0.5%
137,000	@	Elan Corp. PLC ADR	1,864,570	0.5
		Israel: 2.3%
39,650	@	Check Point Software Technologies	2,231,898	0.6
136,123		Teva Pharmaceutical Industries Ltd. ADR	6,143,231	1.7
			8,375,129	2.3
		Italy: 1.0%
801,493		Snam Rete Gas S.p.A.	3,613,315	1.0
		Japan: 10.7%
24,920		Acom Co., Ltd.	450,642	0.1
58,200		Canon, Inc.	2,498,253	0.7
1,163		Dai-ichi Life Insurance Co., Ltd.	1,220,961	0.3
43,000		Daiichi Sankyo Co., Ltd.	820,932	0.2
26,100		Daito Trust Construction Co., Ltd.	2,464,373	0.7
40,000		Eisai Co., Ltd.	1,658,032	0.5
19,100		FamilyMart Co., Ltd.	774,812	0.2
26,165		Fanuc Ltd.	4,405,336	1.2
14,500		Fast Retailing Co., Ltd.	2,890,130	0.8
164		Inpex Holdings, Inc.	1,122,019	0.3
94,500		JS Group Corp.	1,957,853	0.5
375		KDDI Corp.	2,381,413	0.7
180,930		Komatsu Ltd.	5,102,445	1.4
1,047,400		Mitsubishi UFJ Financial Group, Inc.	4,839,407	1.4
129,000		Mitsui Fudosan Co., Ltd.	2,128,833	0.6
102,300		Toyota Motor Corp.	3,773,082	1.1
			38,488,523	10.7
		Malaysia: 0.1%
355,000		AirAsia BHD	413,639	0.1
		Mexico: 0.8%
963,395	@	Wal-Mart de Mexico SA de CV	2,975,015	0.8
		Netherlands: 0.7%
20,100		ASML Holding NV	864,099	0.3
21,173		Unilever NV	705,597	0.2
41,400	@	Yandex NV	843,318	0.2
			2,413,014	0.7
		Norway: 0.4%
88,325		Telenor ASA	1,440,686	0.4
		Russia: 0.1%
16,078	@	X5 Retail Group N.V. GDR	354,916	0.1
		South Africa: 0.1%
122,930		Aquarius Platinum Ltd.	331,562	0.1
		South Korea: 1.9%
13,815		Hyundai Motor Co.	2,713,779	0.8
4,011		Samsung Electronics Co., Ltd.	3,949,567	1.1
			6,663,346	1.9
		Sweden: 2.6%
73,372		Assa Abloy AB	1,996,495	0.5
102,093		Hennes & Mauritz AB	3,344,928	0.9
106,512		SKF AB - B Shares	2,523,605	0.7
31,700		Svenska Handelsbanken AB	953,484	0.3
46,723		Volvo AB - B Shares	606,518	0.2
			9,425,030	2.6
		Switzerland: 9.2%
23,144		Adecco S.A.	1,102,046	0.3
12,982		Compagnie Financiere Richemont S.A.	737,843	0.2
118,100	@	Credit Suisse Group	3,072,899	0.9
2,881	@	Givaudan	2,695,312	0.8
21,246		Glencore International PLC	138,123	0.0
48,889		Julius Baer Group Ltd.	1,992,363	0.6
17,602		Kuehne & Nagel International AG	2,217,607	0.6
70,900		Nestle S.A.	4,068,530	1.1
60,408		Novartis AG	3,278,544	0.9
25,468		Roche Holding AG - Genusschein	4,320,761	1.2
951		SGS S.A.	1,711,983	0.5
2,920		Swatch Group AG - BR	1,235,415	0.4
52,505		Swiss Re Ltd.	2,857,202	0.8
247,000		UBS AG - Reg	3,369,872	0.9
			32,798,500	9.2
		Taiwan: 1.7%
39,271		HTC Corp.	645,780	0.2
505,000		Synnex Technology International Corp.	1,246,370	0.3
1,331,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,530,967	1.0
582,220		WPG Holdings Ltd	814,931	0.2
			6,238,048	1.7
		Turkey: 0.4%
438,394		Turkiye Garanti Bankasi A/S	1,578,586	0.4
		United Kingdom: 21.8%
182,707		ARM Holdings PLC	1,758,432	0.5
51,256		AstraZeneca PLC	2,468,634	0.7
212,843		Barclays PLC	713,673	0.2
381,500		BG Group PLC	8,596,160	2.4
549,896		BP PLC	4,136,629	1.2
151,136		British American Tobacco PLC	6,959,521	1.9
80,973		Carnival PLC	2,421,907	0.7
83,691		CRH PLC	1,664,781	0.5

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
50,300		Ensco International PLC ADR	$2,647,792	0.8
74,722		Imperial Tobacco Group PLC	2,675,960	0.7
32,799		Intercontinental Hotels Group PLC	668,845	0.2
700,831		Kingfisher PLC	2,829,669	0.8
467,609		National Grid PLC	4,656,327	1.3
123,259		Pearson PLC	2,282,293	0.6
79,529		Reckitt Benckiser PLC	4,236,734	1.2
46,486		Rio Tinto PLC	2,800,372	0.8
497,686		Rolls-Royce Holdings PLC	5,779,101	1.6
60,200		SABMiller PLC	2,288,142	0.6
243,763		Standard Chartered PLC	5,891,217	1.6
1,119,659		Tesco PLC	5,645,920	1.6
2,549,640		Vodafone Group PLC	6,876,772	1.9
			77,998,881	21.8
		United States: 2.2%
36,500		Carnival Corp.	1,102,300	0.3
48,252		Covidien PLC	2,484,978	0.7
5,100	@	Michael Kors Holdings Ltd.	157,845	0.1
53,121		Schlumberger Ltd.	3,993,106	1.1
			7,738,229	2.2
		Total Common Stock
		(Cost $348,133,038)	337,547,030	94.2
PREFERRED STOCK: 0.9%
		Germany: 0.9%
18,975		Volkswagen AG	3,372,638	0.9
		Total Preferred Stock
		(Cost $3,194,208)	3,372,638	0.9
WARRANTS: 0.2%
		Telecommunications: 0.2%
87,481		Bharti Airtel Ltd.	645,671	0.2
		Total Warrants
		(Cost $684,990)	645,671	0.2
		Total Long-Term Investments
		(Cost $352,012,236)	341,565,339	95.3
SHORT-TERM INVESTMENTS: 3.9%
		Mutual Funds: 3.9%
13,889,502		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $13,889,502)	13,889,502	3.9
		Total Short-Term Investments
		(Cost $13,889,502)	13,889,502	3.9
		Total Investments in Securities (Cost $365,901,738)	$355,454,841	99.2
		Assets in Excess of Other Liabilities	2,941,628	0.8
		Net Assets	$358,396,469	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
		Cost for federal income tax purposes is $369,428,736.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$8,918,205
		Gross Unrealized Depreciation	(22,892,100)
		Net Unrealized Depreciation	$(13,973,895)

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	13.8%
Consumer Staples	12.4
Energy	9.4
Financials	17.0
Health Care	10.0
Industrials	13.4
Information Technology	8.6
Materials	5.9
Telecommunications	3.2
Utilities	1.6
Short-Term Investments	3.9
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$2,707,706	$—	$2,707,706
Belgium	—	2,282,979	—	2,282,979
Brazil	12,078,074	2,475,040	—	14,553,114
Canada	14,102,649	—	—	14,102,649
Chile	948,458	—	—	948,458
China	237,051	19,339,489	—	19,576,540
Denmark	—	5,210,372	—	5,210,372
Finland	—	1,186,579	—	1,186,579
France	—	33,817,503	—	33,817,503
Germany	—	31,277,385	—	31,277,385
Hong Kong	—	9,172,756	—	9,172,756
Ireland	1,864,570	—	—	1,864,570
Israel	8,375,129	—	—	8,375,129
Italy	—	3,613,315	—	3,613,315
Japan	—	38,488,523	—	38,488,523
Malaysia	—	413,639	—	413,639
Mexico	2,975,015	—	—	2,975,015
Netherlands	1,707,417	705,597	—	2,413,014
Norway	—	1,440,686	—	1,440,686
Russia	—	354,916	—	354,916
South Africa	—	331,562	—	331,562
South Korea	—	6,663,346	—	6,663,346
Sweden	—	9,425,030	—	9,425,030
Switzerland	—	32,798,500	—	32,798,500
Taiwan	—	6,238,048	—	6,238,048
Turkey	—	1,578,586	—	1,578,586
United Kingdom	2,647,792	75,351,089	—	77,998,881
United States	7,738,229	—	—	7,738,229
Total Common Stock	52,674,384	284,872,646	—	337,547,030
Preferred Stock	—	3,372,638	—	3,372,638
Warrants	—	645,671	—	645,671
Short-Term Investments	13,889,502	—	—	13,889,502
Total Investments, at value	$66,563,886	$288,890,955	$—	$355,454,841
Other Financial Instruments+
Forward Foreign Currency Contracts	—	418,719	—	418,719
Total Assets	$66,563,886	$289,309,674	$—	$355,873,560
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(45,179)	$—	$(45,179)
Total Liabilities	$—	$(45,179)	$—	$(45,179)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of January 31, 2012 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2012:

	Beginning Balance 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 1/31/2012
Asset Table
Investments, at value
Common Stock	$43,686	$—	$—	$—	$—	$—	$—	$(43,686)	$—
Total Investments, at value	$43,686	$—	$—	$—	$—	$—	$—	$(43,686)	$—

As of January 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At January 31, 2012 , the following forward foreign currency contracts were outstanding for the ING International Core Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street	EU Euro	2,593,950	Sell	02/23/12	$3,347,959	$3,393,138	$(45,179)
State Street	EU Euro	6,499,600	Sell	05/09/12	$8,923,756	$8,505,037	$418,719
							$373,540

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Australia: 4.8%
59,113		Amcor Ltd.	$441,712	0.3
377,886		Aristocrat Leisure Ltd.	994,259	0.7
52,499		Asciano Group	261,842	0.2
237,193		Billabong International Ltd.	471,978	0.3
149,673		Brambles Ltd.	1,155,041	0.8
31,828		Cochlear Ltd.	2,003,902	1.3
2,056		CSL Ltd.	67,836	0.0
145,652		Seek Ltd.	813,629	0.5
29,642		Woolworths Ltd.	779,739	0.5
12,310		WorleyParsons Ltd.	356,074	0.2
			7,346,012	4.8
		Belgium: 1.7%
14,194		Anheuser-Busch InBev NV	863,008	0.6
14,603		Colruyt S.A.	553,108	0.3
16,433		Groupe Bruxelles Lambert S.A.	1,191,315	0.8
			2,607,431	1.7
		Brazil: 3.7%
75,200		Banco Santander Brasil SA ADR	685,824	0.5
81,700		BM&F Bovespa S.A.	513,898	0.3
87,000		Itau Unibanco Holding SA ADR	1,736,520	1.1
13,900		Lojas Renner SA	469,380	0.3
124,100		PDG Realty SA Empreendimentos e Participacoes	502,878	0.3
52,000		Petroleo Brasileiro SA ADR	1,452,360	0.9
16,900		Vale SA ADR	409,149	0.3
			5,770,009	3.7
		Canada: 1.7%
23,600		Eldorado Gold Corp.	357,519	0.3
16,800		Potash Corp. of Saskatchewan	785,232	0.5
11,300		Shoppers Drug Mart Corp.	467,687	0.3
10,100		Suncor Energy, Inc.	348,450	0.2
12,000		Tim Hortons, Inc.	584,741	0.4
			2,543,629	1.7
		China: 4.8%
8,200	@	Baidu.com ADR	1,045,664	0.7
64,500		Beijing Enterprises Holdings Ltd.	373,660	0.2
184,000		Belle International Holdings	298,371	0.2
293,000		BOC Hong Kong Holdings Ltd.	772,611	0.5
791,000		China Construction Bank	631,347	0.4
123,500		China Railway Construction Corp. Ltd	80,081	0.1
6,100	@	Ctrip.com International Ltd. ADR	152,805	0.1
1,419,000		GOME Electrical Appliances Holdings Ltd.	336,484	0.2
20,000		Hengan International Group Co., Ltd.	178,459	0.1
32,112	L	Mindray Medical International Ltd. ADR	955,653	0.6
17,700	@	New Oriental Education & Technology Group ADR	421,614	0.3
447,000		Parkson Retail Group Ltd.	534,935	0.3
34,500		Ping An Insurance Group Co. of China Ltd.	272,839	0.2
175,100	@	Shanghai Pharmaceuticals Holding Co. Ltd.	289,738	0.2
2,100	@	Sina Corp.	147,567	0.1
23,500		Tencent Holdings Ltd.	573,828	0.4
286,000		Want Want China Holdings Ltd.	264,979	0.2
			7,330,635	4.8
		Denmark: 3.9%
33,715		Carlsberg A/S	2,569,971	1.7
27,936	@	Jyske Bank	823,854	0.5
13,972		Novo-Nordisk A/S	1,660,273	1.1
33,800		Novozymes A/S	953,590	0.6
			6,007,688	3.9
		Finland: 1.2%
28,575		Kone OYJ	1,559,745	1.0
72,307		Nokia OYJ	363,162	0.2
			1,922,907	1.2
		France: 5.0%
11,652		Accor S.A.	354,923	0.2
4,622		Air Liquide	583,315	0.4
52,721		AXA S.A.	802,761	0.5
10,191		BioMerieux	858,249	0.6
8,968		Eutelsat Communications	333,192	0.2
8,033		Groupe Danone	496,958	0.3
26,421		Legrand S.A.	912,265	0.6
6,147		Neopost S.A.	434,602	0.3
6,823		Pernod-Ricard S.A.	656,319	0.4
13,823		Schneider Electric S.A.	860,659	0.6
26,848		Total S.A.	1,422,985	0.9
			7,716,228	5.0
		Germany: 3.2%
15,721		Adidas AG	1,135,892	0.7
7,676		Brenntag AG	804,646	0.5
43,171		Celesio AG	833,617	0.5
9,221	@	Deutsche Boerse AG	544,543	0.3
6,073		Fresenius AG	617,385	0.4
6,733		Henkel KGaA - Vorzug	416,007	0.3
2,491		Linde AG	396,121	0.3
7,804		Software AG	254,891	0.2
			5,003,102	3.2
		Hong Kong: 3.5%
188,600		AIA Group Ltd.	628,929	0.4
416,000		Cafe de Coral Holdings Ltd.	950,101	0.6
136,000		Hang Lung Properties Ltd.	466,964	0.3

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
33,400		Hong Kong Exchanges and Clearing Ltd.	$578,815	0.4
145,500		Kerry Properties Ltd.	558,499	0.4
998,000		Li & Fung Ltd.	2,173,383	1.4
			5,356,691	3.5
		India: 2.0%
153,642	@	Adani Power Ltd.	248,281	0.2
16,174		Axis Bank Ltd. GDR	351,021	0.2
33,826		Housing Development Finance Corp.	476,740	0.3
9,600		Infosys Technologies Ltd. ADR	527,904	0.4
70,901		Jaiprakash Associates Ltd.	99,812	0.1
56,149		Mahindra & Mahindra Ltd. GDR	778,292	0.5
9,513	#	Reliance Industries Ltd. GDR	315,304	0.2
89,909		Zee Telefilms Ltd.	232,317	0.1
			3,029,671	2.0
		Indonesia: 0.3%
247,338		Bank Mandiri Persero TBK PT	183,892	0.1
234,000	@	Sarana Menara Nusantara PT	298,031	0.2
			481,923	0.3
		Ireland: 0.3%
8,400		Accenture PLC	481,656	0.3
		Israel: 0.5%
122,943	@,L	Protalix BioTherapeutics, Inc.	698,316	0.5
		Italy: 0.4%
3,413		Exor S.p.A.	78,883	0.0
23,967	@	Fiat Industrial SpA	235,530	0.2
58,200	@	Prada SpA	277,676	0.2
			592,089	0.4
		Japan: 13.3%
61,300		Asahi Group Holdings, Ltd	1,358,824	0.9
5,100		Fast Retailing Co., Ltd.	1,016,529	0.7
16,500		Honda Motor Co., Ltd.	569,442	0.4
223		Inpex Holdings, Inc.	1,525,672	1.0
654		Jupiter Telecommunications Co.	652,408	0.4
54,200		Kao Corp.	1,428,700	0.9
22,000		Kirin Brewery Co., Ltd.	270,703	0.2
27,300		Mitsubishi Corp.	624,305	0.4
31,600		Mitsui & Co., Ltd.	537,181	0.4
37,000		Mitsui Fudosan Co., Ltd.	610,595	0.4
39,400		Mitsui Sumitomo Insurance Group Holdings, Inc.	809,822	0.5
77,100		Namco Bandai Holdings, Inc.	1,099,379	0.7
9,400		Nippon Telegraph & Telephone Corp.	471,553	0.3
49,200		Olympus Corp.	831,285	0.5
907		Rakuten, Inc.	918,080	0.6
14,600		Rohm Co., Ltd.	723,606	0.5
27,600		Sankyo Co., Ltd.	1,351,627	0.9
13,300		Shimano, Inc.	658,063	0.4
4,500		SMC Corp.	781,674	0.5
16,700		Softbank Corp.	466,695	0.3
40,100		Sony Financial Holdings, Inc.	668,527	0.4
58,500		THK Co., Ltd.	1,260,861	0.8
11,400		Tokyo Electron Ltd.	649,862	0.4
17,000		Trend Micro, Inc.	540,655	0.4
48,000		Yamaha Motor Co., Ltd.	637,119	0.4
			20,463,167	13.3
		Kazakhstan: 0.5%
47,750		KazMunaiGas Exploration Production GDR	754,306	0.5
		Mexico: 0.2%
10,377		Fresnillo PLC	284,358	0.2
		Netherlands: 1.3%
8,583		ASML Holding NV	368,975	0.2
45,597	@	Qiagen NV	744,761	0.5
25,019		Royal Dutch Shell PLC - Class B	914,369	0.6
			2,028,105	1.3
		Norway: 0.9%
22,313		Acergy S.A.	452,306	0.3
26,583		SeaDrill Ltd.	989,842	0.6
			1,442,148	0.9
		Portugal: 0.3%
27,409	@	Jeronimo Martins	457,949	0.3
		Russia: 0.2%
11,968	@	X5 Retail Group N.V. GDR	264,189	0.2
		Singapore: 1.4%
91,000		CapitaMall Trust	123,462	0.1
61,000		DBS Group Holdings Ltd.	654,704	0.4
102,775		United Overseas Bank Ltd.	1,410,805	0.9
			2,188,971	1.4
		South Africa: 0.5%
157,002		Clicks Group Ltd.	795,226	0.5
		South Korea: 1.6%
1,566	@	Hyundai Mobis	386,062	0.3
1,175		NHN Corp.	221,509	0.1
3,649		Samsung Electronics Co., Ltd. GDR	1,801,387	1.2
			2,408,958	1.6
		Spain: 1.6%
41,982		Banco Santander Central Hispano S.A.	327,832	0.2
19,881		Corporacion Financiera Alba SA	825,098	0.5
205,700	@	Distribuidora Internacional de Alimentacion SA	952,192	0.6
22,055		Telefonica S.A.	384,905	0.3
			2,490,027	1.6
		Sweden: 4.6%
10,998		Assa Abloy AB	299,262	0.2

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Sweden (continued)
22,712		Atlas Copco AB - Class A	$541,566	0.3
108,362		Atlas Copco AB - Class B	2,296,488	1.5
36,035		Investor AB	730,822	0.5
59,002		Scania AB - B Shares	1,019,194	0.7
71,929		Svenska Handelsbanken AB	2,163,506	1.4
			7,050,838	4.6
		Switzerland: 8.8%
21,907	@	ABB Ltd.	457,195	0.3
15,816		Compagnie Financiere Richemont S.A.	898,916	0.6
28,327	@	Credit Suisse Group	737,053	0.5
5,220	@	Geberit AG - Reg	1,080,338	0.7
4,193		Julius Baer Group Ltd.	170,876	0.1
4,523		Kuehne & Nagel International AG	569,835	0.4
5,572	@	Mettler Toledo International, Inc.	977,886	0.6
44,175		Nestle S.A.	2,534,941	1.6
17,598		Roche Holding AG - Genusschein	2,985,580	2.0
10,543		Schindler Holding AG	1,226,915	0.8
223		SGS S.A.	401,443	0.3
4,507	@	Sonova Holding AG - Reg	462,119	0.3
72,502		UBS AG - Reg	989,160	0.6
			13,492,257	8.8
		Taiwan: 1.3%
87,890		Hon Hai Precision Industry Co., Ltd. GDR	571,830	0.4
193,000		Synnex Technology International Corp.	476,336	0.3
69,400		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	977,152	0.6
			2,025,318	1.3
		Thailand: 0.1%
35,400		Kasikornbank PCL	147,096	0.1
		Turkey: 1.0%
7,428		BIM Birlesik Magazalar AS	228,697	0.1
373,131		Turkiye Garanti Bankasi A/S	1,343,585	0.9
			1,572,282	1.0
		United Arab Emirates: 0.2%
28,729		DP World Ltd.	314,008	0.2
		United Kingdom: 20.8%
43,000		Amec PLC	682,179	0.4
17,030		Anglo American PLC	706,801	0.5
24,178		Antofagasta PLC	494,874	0.3
44,633	@	ASOS PLC	1,211,483	0.8
86,112		BG Group PLC	1,940,321	1.3
76,427		BHP Billiton PLC	2,569,227	1.7
46,151		British Sky Broadcasting PLC	502,545	0.3
191,000	@	Cairn Energy PLC	851,147	0.6
43,589		Capita Group PLC	422,928	0.3
75,236		Compass Group PLC	699,265	0.5
49,625		Experian Group Ltd.	673,281	0.4
23,745		GlaxoSmithKline PLC	528,177	0.3
114,000		Hargreaves Lansdown PLC	742,786	0.5
55,987		HSBC Holdings PLC	467,777	0.3
36,000		Imperial Tobacco Group PLC	1,289,239	0.8
50,356		Intertek Group PLC	1,678,382	1.1
152,999		John Wood Group PLC	1,589,821	1.0
49,000		Johnson Matthey PLC	1,587,823	1.0
63,000		Kazakhmys PLC	1,132,680	0.7
46,368		Lonmin PLC	756,773	0.5
232,652	@	Mitchells & Butlers PLC	942,636	0.6
46,000		Pearson PLC	851,747	0.6
75,000		Reed Elsevier PLC	621,407	0.4
61,756		Rightmove PLC	1,251,710	0.8
53,660		Rolls-Royce Holdings PLC	623,097	0.4
7,161		SABMiller PLC	272,182	0.2
66,559		Serco Group PLC	533,555	0.3
77,122		Standard Chartered PLC	1,863,870	1.2
113,892		Tesco PLC	574,304	0.4
24,486		Tullow Oil PLC	537,831	0.4
40,200		Unilever PLC	1,299,136	0.8
34,000		Weir Group PLC	1,050,428	0.7
92,972		WPP PLC	1,094,534	0.7
			32,043,946	20.8
		United States: 2.7%
17,000		Carnival Corp.	513,400	0.3
72,497	@,L	Central European Distribution Corp.	297,238	0.2
39,688		Coca-Cola Enterprises, Inc.	1,063,241	0.7
15,800	@	Liberty Global, Inc.	724,904	0.5
21,500	@	NII Holdings, Inc.	432,365	0.3
4,440	@,X	Peixe Urbano, Inc.	146,169	0.1
700	@	Priceline.com, Inc.	370,636	0.2
8,700		Schlumberger Ltd.	653,979	0.4
			4,201,932	2.7
		Total Common Stock
		(Cost $161,517,828)	151,313,068	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Securities Lending Collateral(cc)(1): 1.0%
598,096		Cantor Fitzgerald, Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $598,100, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $610,058, due 05/01/51-09/01/49)	$598,096	0.4

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,000,000		Citigroup, Inc., Repurchase Agreement dated 01/31/12, 0.20%, due 02/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 09/01/18-01/20/42)	$1,000,000	0.6
			1,598,096	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
738,205		T. Rowe Price Reserve Investment Fund
		(Cost $738,205)	$738,205	0.5
		Total Short-Term Investments
		(Cost $2,336,301)	2,336,301	1.5
		Total Investments in Securities (Cost $163,854,129)	$153,649,369	99.8
		Assets in Excess of Other Liabilities	297,256	0.2
		Net Assets	$153,946,625	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $164,093,924.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$6,097,035
		Gross Unrealized Depreciation	(16,541,590)
		Net Unrealized Depreciation	$(10,444,555)

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.7%
Consumer Staples	12.6
Energy	9.5
Financials	16.7
Health Care	9.4
Industrials	16.1
Information Technology	6.3
Materials	7.6
Telecommunications	1.2
Utilities	0.2
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$7,346,012	$—	$7,346,012
Belgium	—	2,607,431	—	2,607,431
Brazil	4,033,489	1,736,520	—	5,770,009
Canada	2,543,629	—	—	2,543,629
China	2,723,303	4,607,332	—	7,330,635
Denmark	—	6,007,688	—	6,007,688
Finland	—	1,922,907	—	1,922,907
France	—	7,716,228	—	7,716,228
Germany	—	5,003,102	—	5,003,102
Hong Kong	—	5,356,691	—	5,356,691
India	527,904	2,501,767	—	3,029,671
Indonesia	298,031	183,892	—	481,923
Ireland	481,656	—	—	481,656
Israel	698,316	—	—	698,316
Italy	—	592,089	—	592,089
Japan	—	20,463,167	—	20,463,167
Kazakhstan	—	754,306	—	754,306
Mexico	—	284,358	—	284,358
Netherlands	—	2,028,105	—	2,028,105
Norway	—	1,442,148	—	1,442,148
Portugal	—	457,949	—	457,949
Russia	—	264,189	—	264,189
Singapore	—	2,188,971	—	2,188,971
South Africa	—	795,226	—	795,226
South Korea	—	2,408,958	—	2,408,958
Spain	—	2,490,027	—	2,490,027
Sweden	—	7,050,838	—	7,050,838
Switzerland	3,963,466	9,528,791	—	13,492,257
Taiwan	977,152	1,048,166	—	2,025,318
Thailand	—	147,096	—	147,096
Turkey	—	1,572,282	—	1,572,282
United Arab Emirates	—	314,008	—	314,008
United Kingdom	—	32,043,946	—	32,043,946
United States	4,055,763	—	146,169	4,201,932
Total Common Stock	20,302,709	130,864,190	146,169	151,313,068
Short-Term Investments	738,205	1,598,096	—	2,336,301
Total Investments, at value	$21,040,914	$132,462,286	$146,169	$153,649,369

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2012
Asset Table
Investments, at value
Common Stock	$5,661	$—	$—	$—	$—	$—	$146,169	$(5,661)	$146,169
Total Investments, at value	$5,661	$—	$—	$—	$—	$—	$146,169	$(5,661)	$146,169

As of January 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Australia: 17.8%
707,900		CFS Retail Property Trust	$1,289,930	0.3
2,997,700		Challenger Diversified Property Group	1,557,421	0.3
792,800		Charter Hall Group	1,798,924	0.4
795,900		Charter Hall Retail REIT	2,749,797	0.6
6,494,657		Dexus Property Group	6,137,121	1.3
443,000		FKP Property Group	298,109	0.1
9,199,122		Goodman Group	6,255,799	1.4
1,426,134		GPT Group	4,677,166	1.0
5,799,600		Investa Office Fund	3,908,685	0.8
128,600		Lend Lease Corp., Ltd.	1,003,533	0.2
5,393,417		Mirvac Group	7,070,219	1.5
3,404,900		Stockland	12,144,540	2.6
2,624,676		Westfield Group	23,680,974	5.1
3,872,390		Westfield Retail Trust	10,378,583	2.2
			82,950,801	17.8
		Austria: 0.8%
264,300		Atrium European Real Estate Ltd.	1,214,455	0.3
753,218		Immofinanz Immobilien Anlagen AG	2,426,194	0.5
			3,640,649	0.8
		Brazil: 0.4%
124,700		BR Malls Participacoes S.A.	1,361,051	0.3
32,500		Sonae Sierra Brasil SA	444,383	0.1
			1,805,434	0.4
		Canada: 4.9%
25,900		Boardwalk Real Estate Investment Trust	1,355,830	0.3
559,850		Brookfield Properties Co.	9,691,003	2.1
106,700		Cominar Real Estate Investment Trust	2,307,027	0.5
365,300		RioCan Real Estate Investment Trust	9,464,939	2.0
			22,818,799	4.9
		China: 1.0%
533,000		China Overseas Land & Investment Ltd.	988,894	0.2
3,236,000		KWG Property Holding Ltd.	1,342,128	0.3
1,855,000		Longfor Properties Co., Ltd.	2,436,190	0.5
			4,767,212	1.0
		Finland: 0.3%
372,810		Citycon Oyj	1,220,651	0.3
		France: 7.1%
10,170		Fonciere Des Regions	672,809	0.1
14,883		Gecina S.A.	1,423,381	0.3
58,245		ICADE	4,753,486	1.0
106,305		Klepierre	3,197,893	0.7
62,030		Mercialys	2,155,165	0.5
14,038		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,425,312	0.3
101,208		Unibail	19,474,866	4.2
			33,102,912	7.1
		Germany: 1.2%
74,690		Deutsche Wohnen AG	993,487	0.2
117,080	@	GSW Immobilien AG	3,630,055	0.8
177,510	@	Prime Office REIT-AG	898,033	0.2
			5,521,575	1.2
		Hong Kong: 21.8%
1,721,965		Cheung Kong Holdings Ltd.	23,159,192	5.0
1,599,000		China Resources Land Ltd.	2,817,268	0.6
3,798,895		Hang Lung Properties Ltd.	13,043,742	2.8
250,000		Henderson Land Development Co., Ltd.	1,354,873	0.3
1,136,694		Hongkong Land Holdings Ltd.	5,841,227	1.3
1,870,600		Kerry Properties Ltd.	7,180,257	1.5
2,750,400		Link Real Estate Investment Trust	10,012,439	2.1
4,688,200		Sino Land Co.	7,809,227	1.7
1,902,800		Sun Hung Kai Properties Ltd.	26,326,556	5.7
664,285		Wharf Holdings Ltd.	3,776,022	0.8
			101,320,803	21.8
		Italy: 0.1%
1,179,920		Beni Stabili S.p.A.	585,916	0.1
		Japan: 21.7%
3,300		Advance Residence Investment Corp.	5,961,012	1.3
183,600		Aeon Mall Co., Ltd.	4,075,719	0.9
114,200		Daito Trust Construction Co., Ltd.	10,782,812	2.3
604		Japan Real Estate Investment Corp.	5,290,872	1.2
4,723		Japan Retail Fund Investment Corp.	6,865,297	1.5
1,814		Kenedix Realty Investment Corp.	5,338,923	1.2
1,338,400		Mitsubishi Estate Co., Ltd.	21,424,712	4.6
1,186,477		Mitsui Fudosan Co., Ltd.	19,579,930	4.2
305		Nippon Accommodations Fund, Inc.	2,013,776	0.4
578		Nippon Building Fund, Inc.	5,193,842	1.1
252,100		Sumitomo Realty & Development Co., Ltd.	4,804,369	1.0
1,149,000		Tokyo Tatemono Co., Ltd.	4,212,177	0.9
4,823		United Urban Investment Corp.	5,270,728	1.1
			100,814,169	21.7
		Netherlands: 1.3%
117,581		Corio NV	5,479,330	1.2

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Netherlands (continued)
17,170		Eurocommercial Properties NV	$594,843	0.1
			6,074,173	1.3
		Singapore: 8.1%
2,527,000		Ascendas Real Estate Investment Trust	3,742,783	0.8
3,112,900		CapitaCommercial Trust	2,653,069	0.6
5,188,400		CapitaLand Ltd.	10,817,821	2.3
4,642,683		CapitaMall Trust	6,298,838	1.4
2,300,000		CapitaMalls Asia Ltd.	2,415,279	0.5
170,900		City Developments Ltd.	1,336,670	0.3
3,221,600	@	Global Logistic Properties Ltd.	5,088,064	1.1
4,793,000		Mapletree Commercial Trust	3,289,770	0.7
2,067,400		Mapletree Industrial Trust	1,837,143	0.4
			37,479,437	8.1
		Sweden: 1.8%
212,316		Castellum AB	2,702,009	0.6
114,430		Fabege AB	1,000,328	0.2
270,173		Hufvudstaden AB	2,847,258	0.6
117,770		Wihlborgs Fastigheter AB	1,612,434	0.4
			8,162,029	1.8
		Switzerland: 1.6%
50,083	@	PSP Swiss Property AG	4,184,733	0.9
42,874	@	Swiss Prime Site AG	3,255,524	0.7
			7,440,257	1.6
		United Kingdom: 8.9%
650,430		British Land Co. PLC	5,016,723	1.1
431,660		Capital Shopping Centres Group PLC	2,202,088	0.5
53,077		Derwent Valley Holdings PLC	1,401,624	0.3
663,960		Great Portland Estates PLC	3,775,201	0.8
1,070,488		Hammerson PLC	6,372,561	1.4
1,250,680		Hansteen Holdings PLC	1,448,128	0.3
928,181		Land Securities Group PLC	9,873,175	2.1
521,000		London & Stamford Property PLC	862,626	0.2
1,862,351	@	LXB Retail Properties PLC	3,228,153	0.7
1,138,457		Safestore Holdings Ltd.	1,912,506	0.4
655,749		Segro PLC	2,274,625	0.5
58,210		Shaftesbury PLC	459,724	0.1
576,900		ST Modwen Properties PLC	1,132,710	0.2
369,410		Workspace Group PLC	1,318,490	0.3
			41,278,334	8.9
		Total Common Stock
		(Cost $406,440,166)	458,983,151	98.8
		Assets in Excess of Other Liabilities	5,575,171	1.2
		Net Assets	$464,558,322	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $464,431,981.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$45,070,282
		Gross Unrealized Depreciation	(50,519,112)
		Net Unrealized Depreciation	$(5,448,830)

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	98.8%
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$82,950,801	$—	$82,950,801
Austria	—	3,640,649	—	3,640,649
Brazil	1,805,434	—	—	1,805,434
Canada	22,818,799	—	—	22,818,799
China	—	4,767,212	—	4,767,212
Finland	—	1,220,651	—	1,220,651
France	—	33,102,912	—	33,102,912
Germany	—	5,521,575	—	5,521,575
Hong Kong	—	101,320,803	—	101,320,803
Italy	—	585,916	—	585,916
Japan	—	100,814,169	—	100,814,169
Netherlands	—	6,074,173	—	6,074,173
Singapore	—	37,479,437	—	37,479,437
Sweden	—	8,162,029	—	8,162,029
Switzerland	—	7,440,257	—	7,440,257
United Kingdom	4,546,643	36,731,691	—	41,278,334
Total Common Stock	29,170,876	429,812,275	—	458,983,151
Total Investments, at value	$29,170,876	$429,812,275	$—	$458,983,151

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 7.3%
188,508	@	Acrux Ltd.	$682,942	0.3
152,060		Aditya Birla Minerals Ltd.	143,392	0.1
179,421		Amcor Ltd.	1,340,693	0.5
88,937		Ansell Ltd.	1,404,765	0.5
78,067	@	Aston Resources Ltd.	793,475	0.3
425,481		Australian Pharmaceutical Industries Ltd.	135,448	0.1
78,901	@	Australian Worldwide Exploration Ltd.	125,553	0.0
89,000		Beach Petroleum Ltd.	139,590	0.1
85,795	@	Boom Logistics Ltd	24,534	0.0
131,080		Caltex Australia Ltd.	1,770,220	0.7
158,149		Computershare Ltd.	1,283,513	0.5
13,994		Credit Corp. Group Ltd.	69,816	0.0
1,447,319	@	Dart Energy Ltd.	667,840	0.3
23,203	@	Dragon Mining Ltd.	30,727	0.0
348,756		Emeco Holdings Ltd.	379,142	0.1
255,121		Exco Resources Ltd	51,418	0.0
382,183		John Fairfax Holdings Ltd.	300,206	0.1
146,194		FlexiGroup Ltd./Australia	311,700	0.1
940,260	@	Focus Minerals Ltd.	55,747	0.0
55,226		Iluka Resources Ltd.	1,073,187	0.4
6,408		McPherson’s Ltd.	11,720	0.0
1,960		Melbourne IT Ltd.	3,324	0.0
63,657	@	Mesoblast Ltd.	436,165	0.2
71,681	@	Mineral Deposits Ltd.	432,739	0.2
634,931		Mirvac Group	832,330	0.3
406,858		Myer Holdings Ltd.	923,740	0.4
63,778		NIB Holdings Ltd./Australia	98,812	0.0
181,222	@	Northern Star Resources Ltd	184,389	0.1
254,978	@	OceanaGold Corp.	643,240	0.2
60,778	@	Pan Australian Resources Ltd.	225,956	0.1
25,557	@	Pan Pacific Petroleum NL	3,926	0.0
28,485		Programmed Maintenance Services Ltd.	61,961	0.0
397,784	@	Ramelius Resources Ltd.	438,798	0.2
36,239		RCR Tomlinson Ltd.	61,479	0.0
143,539	@	Resolute Mining Ltd.	311,527	0.1
641,529	@	Roc Oil Co. Ltd.	231,314	0.1
429,443	@	Saracen Mineral Holdings Ltd.	391,682	0.2
487,169		Sigma Pharmaceuticals Ltd.	310,567	0.1
73,317		Sims Group Ltd.	1,175,916	0.4
137,868	@	St Barbara Ltd.	342,045	0.1
589,494	@	Starpharma Holdings Ltd.	754,130	0.3
37,394	@	Sunland Group Ltd.	29,327	0.0
277,170		Transfield Services Ltd.	588,291	0.2
17,821		Troy Resources NL	87,439	0.0
44,436		WDS Ltd.	29,013	0.0
			19,393,738	7.3
		Austria: 1.7%
20,000		Kapsch TrafficCom AG	1,592,642	0.6
14,000		Mayr Melnhof Karton AG	1,316,942	0.5
3,098		POLYTEC Holding AG	27,422	0.0
29,000		Rosenbauer International AG	1,463,096	0.6
			4,400,102	1.7
		Belgium: 1.0%
208,437	@	AGFA-Gevaert NV	376,674	0.1
2,612		Cie d’Entreprises CFE	140,103	0.0
6,182		Kinepolis Group NV	458,613	0.2
44,377		Recticel SA	304,277	0.1
43,126		Tessenderlo Chemie NV	1,473,802	0.6
			2,753,469	1.0
		Bermuda: 0.0%
6,361	@	Global Sources Ltd.	38,675	0.0

		Brazil: 0.9%
40,193		BR Properties SA	438,231	0.2
42,948		Brasil Telecom SA ADR	805,704	0.3
80,000	@	Brazil Pharma SA	398,352	0.2
35,805		Cyrela Brazil Realty SA	331,573	0.1
86,595		PDG Realty SA Empreendimentos e Participacoes	350,900	0.1
			2,324,760	0.9
		Canada: 3.5%
7,716		Aastra Technologies Ltd.	129,972	0.1
4,455		Aecon Group, Inc.	49,984	0.0
1,900	@	Atrium Innovations, Inc.	22,360	0.0
3,400		Boyd Group Income Fund	43,064	0.0
16,748	@	Brick Ltd./The	50,109	0.0
11,500		Calfrac Well Services Ltd.	297,507	0.1
4,400		Canaccord Capital, Inc.	34,403	0.0
8,500	@	Canfor Corp.	99,437	0.1
37,032		Canfor Pulp Products, Inc.	480,858	0.2
3,241		Carfinco Financial Group, Inc.	23,305	0.0
52,000		Cascades, Inc.	233,370	0.1
3,700		Cash Store Financial Services, Inc./The	25,203	0.0
5,300		CCL Industries, Inc.	167,716	0.1
300	@	Celestica, Inc.	2,555	0.0
2,365		Cervus Equipment Corp.	38,469	0.0
14,261		Chemtrade Logistics Income Fund	220,450	0.1
8,900		Cogeco Cable, Inc.	428,713	0.2
2,100		Cogeco, Inc.	97,408	0.1
1,400		Corby Distilleries Ltd.	22,046	0.0
12,200	@	Cott Corp.	85,413	0.0
1,800		DirectCash Payments, Inc.	37,698	0.0
43,500		Dorel Industries, Inc.	1,075,027	0.4
20,900	@	Dundee Corp.	504,210	0.2

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Canada (continued)
7,500		Enghouse Systems Ltd.	$102,847	0.1
43,725	@	Essential Energy Services Ltd	89,395	0.0
11,527	@	FirstService Corp.	340,623	0.1
46,500	@	Flint Energy Services Ltd.	685,419	0.3
9,800	@	Garda World Security Corp.	78,580	0.0
204,060	@	Guide Exploration Ltd.	527,092	0.2
11,700		Horizon North Logistics, Inc.	59,859	0.0
24,347		InnVest Real Estate Investment Trust	120,193	0.1
2,300		K-Bro Linen, Inc.	50,349	0.0
8,300	@	La Mancha Resources, Inc.	26,240	0.0
29,500	@	Mart Resources, Inc.	25,596	0.0
3,000	@	Martinrea International, Inc.	26,538	0.0
21,600		Nevsun Resources Ltd	141,961	0.1
5,600		Newalta Corp.	77,966	0.0
11,946		Niko Resources Ltd.	583,659	0.2
55,900		Noranda Income Fund	328,922	0.1
7,234	@	Pace Oil & Gas Ltd.	42,566	0.0
20,376	@	Primero Mining Corp.	65,028	0.0
1,400		Quebecor, Inc.	49,580	0.0
5,662	@	Richmont Mines, Inc.	70,039	0.0
41,500	@	Scorpio Mining Corp.	89,813	0.0
44,500	@	Shore Gold, Inc.	16,643	0.0
72,400	@	Tembec, Inc.	270,769	0.1
5,200		Temple Real Estate Investment Trust	27,434	0.0
3,200		Torstar Corp.	27,637	0.0
19,300		Transcontinental, Inc.	247,337	0.1
10,100	@	US Silver Corp.	23,167	0.0
12,090		Wajax Corp.	502,795	0.2
10,760		West Fraser Timber Co., Ltd.	518,416	0.2
			9,385,740	3.5
		China: 2.7%
202,000		Baofeng Modern International Holdings Co. Ltd	33,064	0.0
1,693,000	@,L,X	China Gaoxian Fibre Fabric Holdings Ltd.	25,573	0.0
322,000		China Taisan Technology Group Holdings Ltd	31,495	0.0
56,793		China Yuchai International Ltd.	885,403	0.3
32,815	@	Concord Medical Services Holding Ltd. ADR	118,462	0.0
367,449	@	Dapai International Holdings Co,. Ltd.	11,043	0.0
1,858,000		Evergreen International Holdings Ltd	450,092	0.2
2,366,000		GZI Transport Ltd.	1,025,694	0.4
293,040		Hopefluent Group Holdings Ltd.	58,469	0.0
49,600		Jiangling Motors Corp. Ltd.	102,647	0.1
3,580,000		Leoch International Technology Ltd.	862,341	0.3
431,000		Li Heng Chemical Fibre Technologies Ltd	52,881	0.0
29,490		NAM TAI Electronics, Inc.	174,286	0.1
419,500		Parkson Retail Group Ltd.	502,026	0.2
238,000	@	People’s Food Holdings Ltd.	130,556	0.1
154,000		Qingling Motors Co., Ltd.	42,483	0.0
314,000		QingMei Group Holdings Ltd.	38,142	0.0
88,000	@,X	RREEF China Commercial Trust	—	—
172,400		Shanda Games Ltd. ADR	613,744	0.2
1,776,000		SinoCom Software Group Ltd.	151,111	0.1
135,000		SinoMedia Holding Ltd.	43,615	0.0
837,000		SunVic Chemical Holdings Ltd.	351,644	0.1
3,400,000		West China Cement Ltd.	564,962	0.2
1,094,000		Yanlord Land Group Ltd.	996,793	0.4
			7,266,526	2.7
		Denmark: 0.7%
8,323		East Asiatic Co., Ltd. A/S	190,737	0.1
21,000	@	Jyske Bank	619,306	0.3
433		PER Aarsleff A/S	33,215	0.0
3,000		Ringkjoebing Landbobank A/S	345,333	0.1
35,000		Sydbank A/S	596,969	0.2
			1,785,560	0.7
		Egypt: 0.0%
11,431	@	Orascom Telecom Holding SAE GDR	34,979	0.0
11,431	@	Orascom Telecom Media and Technology Holding SAE	10,331	0.0
			45,310	0.0
		Finland: 0.1%
15,981		Hk-Ruokatalo Oyj	130,438	0.1
19,720	@	Oriola-KD OYJ	51,137	0.0
			181,575	0.1
		France: 3.9%
11,538		Alten Ltd.	319,378	0.1
15,181		Arkema	1,230,571	0.5
1,506		Assystem	27,133	0.0
4,862		Bonduelle S.C.A.	424,206	0.2
354		Bongrain SA	22,065	0.0
40,000		Bourbon SA	1,363,715	0.5
1,456		Cegid Group	30,453	0.0
51,000	@	Club Mediterranee	1,021,676	0.4
4,346		Devoteam SA	67,006	0.0
160,000		Groupe Eurotunnel S.A.	1,320,748	0.5
15,247		Groupe Steria SCA	296,805	0.1
9,100		IPSOS	290,829	0.1
132,103		Lectra	819,056	0.3
43,000		Medica SA	692,037	0.3
41,587		NetGem SA	135,295	0.0
4,204	@	Parrot SA	113,905	0.0
4,000		Pierre & Vacances	145,230	0.1
39,517		Rallye SA	1,281,434	0.5
3,522		Sequana Capital	24,969	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		France (continued)
3,247		Sopra Group SA	$186,829	0.1
2,277		Trigano SA	39,361	0.0
61,722	@	UbiSoft Entertainment	484,387	0.2
			10,337,088	3.9
		Germany: 6.9%
8,754	@	Aareal Bank AG	200,175	0.1
7,416		Amadeus Fire AG	290,834	0.1
3,424		Aurelius AG	132,526	0.1
31,742		Aurubis AG	1,791,203	0.7
36,534		Bechtle AG	1,302,211	0.5
18,975		CANCOM AG	214,716	0.1
3,949		Carl Zeiss Meditec AG	83,486	0.0
23,770		Cewe Color Holding AG	1,011,876	0.4
5,757		Deutsche Lufthansa AG	79,938	0.0
18,414		Draegerwerk AG & Co. KGaA	1,640,955	0.6
2,336		Duerr AG	119,446	0.0
3,487		Elmos Semiconductor AG	38,493	0.0
109,352		Freenet AG	1,471,230	0.5
6,144		Gesco AG	546,892	0.2
1,142	L	Hornbach Holding AG	77,080	0.0
32,638		Jungheinrich AG	1,009,719	0.4
1,858		Koenig & Bauer AG	27,959	0.0
10,000		MTU Aero Engines Holding AG	699,268	0.3
6,065	@	Patrizia Immobilien AG	30,235	0.0
40,000	@	Prime Office REIT-AG	202,362	0.1
34,000		Rheinmetall AG	1,829,008	0.7
87,000	@	RIB Software AG	441,220	0.2
130,000	@	SAF-Holland SA	788,118	0.3
640		STO AG	89,239	0.0
12,000		Stratec Biomedical Systems AG	474,114	0.2
52,261		Takkt AG	719,153	0.3
15,000	@	Tipp24 SE	648,675	0.2
70,000	@	Tom Tailor Holding AG	1,136,592	0.4
22,634		TUI AG	165,339	0.1
38,000		Wirecard AG	684,708	0.3
6,000	@	XING AG	363,368	0.1
			18,310,138	6.9
		Hong Kong: 3.9%
222,000		Asia Standard International Group	33,757	0.0
466,000		Bossini International Hldg	34,817	0.0
1,578,000		Champion Technology Holdings Ltd.	19,907	0.0
5,605,840	@,X	China Billion Resources Ltd.	62,887	0.0
7,486	@	China Engine Group Ltd	24,364	0.0
114,000		China Overseas Grand Oceans Group Ltd.	105,452	0.0
34,000		Chong Hing Bank Ltd.	61,423	0.0
204,000		Comba Telecom Systems Holdings Ltd	142,518	0.1
1,170,000		CSI Properties Ltd.	35,939	0.0
665,280		Dah Sing Banking Group Ltd.	671,692	0.3
279,500		Dickson Concepts International Ltd.	155,531	0.1
1,076,000	@	DMX Technologies Group Ltd.	238,927	0.1
140,000		Dragon Hill Wuling Automobile Holdings Ltd.	10,474	0.0
148,000		Eagle Nice International Holdings Ltd.	32,471	0.0
138,000	@	eSun Holdings Ltd.	18,998	0.0
5,538,000		EVA Precision Industrial Holdings Ltd.	993,386	0.4
614,000		First Pacific Co.	701,962	0.3
1,744,000		Fountain SET Hldgs	233,602	0.1
108,000		Glorious Sun Enterprises Ltd.	34,042	0.0
603,000		Goldlion Holdings Ltd.	232,943	0.1
253,600		HKR International Ltd.	92,547	0.0
740,000	@	Huafeng Group Holdings Ltd.	14,949	0.0
176,000		Hung Hing Printing Group Ltd.	34,848	0.0
1,125,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	459,410	0.2
106,000	@	Jinhui Holdings Ltd.	16,655	0.0
25,211	@	Jinhui Shipping & Transportation Ltd.	45,095	0.0
536,000		King Fook Holdings	77,206	0.0
22,000		Kingmaker Footwear Holdings Ltd.	2,858	0.0
3,680,000		Lai Fung Holdings Ltd.	91,486	0.0
482,000		Lippo China Resources Ltd.	10,421	0.0
18,000		Lippo Ltd.	5,541	0.0
1,323,000	X	Loudong General Nice Resources China Holdings Ltd.	104,062	0.1
502,000		Midland Holdings Ltd.	269,169	0.1
831,828	@	Next Media Ltd.	75,996	0.0
50,400		Oriental Watch Holdings	22,665	0.0
1,134,000		Pacific Andes Holdings Ltd.	202,598	0.1
278,000		Pacific Andes International Holdings Ltd.	26,507	0.0
1,240,000	@	Pacific Century Premium Developments Ltd.	219,050	0.1
176,000		Pacific Textile Holdings Ltd.	108,611	0.1
147,000		Pico Far East Holdings Ltd.	30,487	0.0
2,185,000		Polytec Asset Holdings Ltd.	242,131	0.1
541,500		Ports Design Ltd.	886,313	0.3
263,000		Prosperity REIT	55,598	0.0
184,693	@	RCG Holdings Ltd./Hong Kong	20,737	0.0
1,080,000		Regal Hotels International Holdings Ltd.	371,455	0.2
404,000		Road King Infrastructure	235,312	0.1
156,000		Sincere Watch Hong Kong Ltd.	33,845	0.0
1,282,000		Singamas Container Holdings Ltd.	288,784	0.1
8,606,000	@	Sinolink Worldwide Holdings	698,879	0.3

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
34,000		Soundwill Holdings Ltd.	$40,936	0.0
26,599	@	Strong Petrochemical Holdings Ltd.	2,976	0.0
37,779		Sundart International Holdings Ltd.	6,477	0.0
265,500		SUNeVision Holdings Ltd.	33,535	0.0
1,021,500		Techtronic Industries Co.	1,133,977	0.4
74,000		Texhong Textile Group Ltd.	17,716	0.0
746,000		Tomson Group Ltd.	197,058	0.1
274,000		Tradelink Electronic Commerce Ltd.	34,552	0.0
3,341		Transport International Holdings Ltd.	7,141	0.0
228,000		Varitronix International Ltd.	96,642	0.0
938,000	@	VST Holdings Ltd.	142,684	0.1
			10,302,001	3.9
		India: 0.9%
9,163		Aditya Birla Nuvo Ltd.	151,394	0.1
137,251		Allahabad Bank	447,539	0.2
42,651		Bank Of Maharashtra	41,149	0.0
27,030		Binani Industries Ltd.	59,784	0.0
465,814		Dena Bank	638,066	0.3
25,620		Geodesic Ltd.	24,188	0.0
28,318		Geometric Ltd.	33,885	0.0
13,026		Gujarat Narmada Valley Fertilizers Co. Ltd	22,076	0.0
43,010		Gujarat State Fertilisers & Chemicals Ltd.	325,919	0.1
122,020		JBF Industries Ltd.	269,321	0.1
21,190		Jindal Poly Films Ltd	91,079	0.0
12,439		JK Tyre & Industries Ltd.	19,052	0.0
24,808		Varun Industries Ltd.	115,300	0.1
9,477	@	Wockhardt Ltd.	72,433	0.0
7,522		Zuari Industries Ltd.	68,022	0.0
			2,379,207	0.9
		Indonesia: 0.6%
443,000	@	Asia Pacific Fibers Tbk PT	21,102	0.0
16,224,000		Ciputra Property TBK PT	1,008,014	0.4
6,646,000	@	Darma Henwa Tbk PT	61,881	0.0
261,500	@	Lippo Cikarang Tbk PT	53,333	0.0
1,698,500		Multipolar Corp. Tbk PT	28,977	0.0
148,348		United Tractors Tbk PT	466,915	0.2
			1,640,222	0.6
		Ireland: 1.7%
60,000		DCC Plc	1,452,846	0.5
170,000		Grafton Group Plc	584,604	0.2
370,000		IFG Group PLC	542,054	0.2
45,000		Irish Continental Group PLC	865,272	0.4
81,966		James Hardie Industries SE	616,751	0.2
300		Smurfit Kappa Group PLC	2,508	0.0
49,700	@	Smurfit Kappa PLC	416,979	0.2
			4,481,014	1.7
		Israel: 0.3%
31,355		Africa Israel Investments Ltd.	109,711	0.1
2,331		Formula Systems 1985 Ltd.	36,328	0.0
3,271		Hot Telecommunication System Ltd.	40,151	0.0
55,000	@	Oridion Systems Ltd.	630,364	0.2
			816,554	0.3
		Italy: 2.8%
45,000		Amplifon S.p.A.	202,789	0.1
66,040		Autostrada Torino-Milano S.p.A.	614,614	0.2
160,000		Azimut Holding S.p.A.	1,362,711	0.5
383,072		Banca Popolare di Milano SCRL	200,712	0.1
19,483	@	Buongiorno S.p.A.	26,595	0.0
172,726		Cairo Communication S.p.A.	636,508	0.2
31,060		Danieli & Co. Officine Meccaniche SpA	774,945	0.3
16,665	@	Delclima	11,553	0.0
16,665		De’Longhi SpA	164,477	0.1
2,421		Engineering Ingegneria Informatica SpA	71,347	0.0
42,301		Exor S.p.A.	977,685	0.4
64,421		Indesit Co. SpA	371,936	0.1
1,475		Italmobiliare SpA	36,137	0.0
160,415		KME Group	64,649	0.0
80,000	@	Natuzzi SpA ADR	240,000	0.1
66,000		Prysmian S.p.A.	993,465	0.4
30,000		Safilo Group SpA	214,611	0.1
210,000	@	Sorin S.p.A.	381,562	0.2
			7,346,296	2.8
		Japan: 20.6%
1,139		Accordia Golf Co., Ltd.	881,945	0.3
22,452		Adores, Inc.	23,033	0.0
1,900		Aeon Fantasy Co., Ltd.	33,143	0.0
4,300		Ahresty Corp.	22,179	0.0
18,900		Aica Kogyo Co., Ltd.	264,870	0.1
16,400		Airport Facilities Co., Ltd.	74,421	0.0
171,500		Allied Telesis Holdings KK	164,639	0.1
3,900		Arc Land Sakamoto Co., Ltd.	71,397	0.0
47,700		Arcs Co., Ltd.	932,151	0.4
17,500		Argo Graphics, Inc.	242,142	0.1
35,200		Asahi Diamond Industrial Co., Ltd.	453,030	0.2
14,200		Belluna Co., Ltd.	113,739	0.1
31,000		Best Denki Co., Ltd.	79,091	0.0
570,000		Chori Co., Ltd.	720,194	0.3
6,500		Chubu Steel Plate Co., Ltd.	36,084	0.0
47,000		Chuetsu Pulp & Paper Co., Ltd.	91,348	0.0
69,000		Daido Steel Co., Ltd.	452,946	0.2
223,000		Daiwa Industries Ltd.	1,229,526	0.5
30,091		DTS Corp.	393,408	0.2
4,300		Dydo Drinco, Inc.	175,751	0.1
12,000		Excel Co., Ltd.	123,300	0.1
14,900		Exedy Corp.	455,974	0.2
1,216		Faith, Inc.	149,425	0.1
3,100		F-Tech, Inc.	40,328	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
14,000	@	Fuji Kiko Co., Ltd.	$38,607	0.0
22,927		Fuji Soft, Inc.	446,038	0.2
48,800		Fujikura Kasei Co., Ltd.	248,480	0.1
1,600		Fujimori Kogyo Co., Ltd.	24,031	0.0
42		Fujishoji Co., Ltd.	48,550	0.0
6,800		Fujitsu Frontech Ltd.	44,674	0.0
1,200		Fukuda Denshi Co., Ltd.	36,685	0.0
20,100		Furuno Electric Co., Ltd.	101,028	0.0
58,900		Futaba Industrial Co., Ltd.	354,958	0.1
33		Gendai Agency, Inc.	30,640	0.0
35,200		Glory Ltd.	766,326	0.3
13,600		Happinet Corp.	125,429	0.1
6,800		HI-LEX CORP	108,461	0.0
27,800		Hitachi Transport System Ltd.	473,700	0.2
9,200		H-One Co. Ltd.	66,702	0.0
6,200		Icom, Inc.	162,879	0.1
19,600		Iida Home Max	158,234	0.1
2,900		Imasen Electric Industrial	35,888	0.0
87,809		Inabata & Co., Ltd.	557,684	0.2
94,700		Ines Corp.	695,811	0.3
161		Infocom Corp.	182,718	0.1
5,400		Information Services International-Dentsu Ltd.	50,024	0.0
9,300		J Trust Co. Ltd.	87,256	0.0
306,000		JFE Shoji Holdings, Inc.	1,385,146	0.5
43,000		Jidosha Buhin Kogyo Co., Ltd.	237,238	0.1
24,000		JMS Co., Ltd.	77,012	0.0
40,100		JSP Corp.	648,936	0.3
10,400	@	Justsystems Corp.	21,813	0.0
1,566,000	@	Kanematsu Corp.	1,689,694	0.6
12,000		Kasai Kogyo Co., Ltd.	63,489	0.0
2,200		Kita-Nippon Bank Ltd.	58,699	0.0
46,000		Koito Manufacturing Co., Ltd.	743,512	0.3
44,800		Kojima Co., Ltd.	302,568	0.1
58,000		Kumagai Gumi Co., Ltd.	65,463	0.0
183,000		Kureha Corp.	884,404	0.3
51,600		Kuroda Electric Co., Ltd.	552,477	0.2
28,100		Kyoden Co., Ltd.	49,860	0.0
36,000		Kyodo Printing Co., Ltd.	100,782	0.0
26,200		Lintec Corp.	500,561	0.2
192,000		Marudai Food Co., Ltd.	698,950	0.3
16,400		MCJ Co. Ltd.	30,173	0.0
108,627		Mimasu Semiconductor Industry Co., Ltd.	994,785	0.4
8,600		Miura Co., Ltd.	244,964	0.1
68,100		Modec, Inc.	1,219,275	0.5
54,000		Musashi Seimitsu Industry Co., Ltd.	1,247,418	0.5
12,900		Nabtesco Corp.	275,128	0.1
1,300		Nafco Co., Ltd.	22,852	0.0
67,483		Namura Shipbuilding Co., Ltd.	270,234	0.1
57,900		NEC Networks & System Integration Corp.	846,201	0.3
40,700		Nichi-iko Pharmaceutical Co., Ltd.	954,644	0.4
9,000		Nichireki Co., Ltd.	49,913	0.0
25,600		Nidec Copal Corp.	279,284	0.1
9,300		Nifco, Inc.	249,012	0.1
78,000		Nihon Parkerizing Co., Ltd.	1,034,393	0.4
138,000		Nippo Corp.	1,541,604	0.6
44,786		Nippon Road Co., Ltd.	191,548	0.1
2,000		Nippon Seisen Co., Ltd.	9,766	0.0
218,000		Nippon Soda Co., Ltd.	1,077,926	0.4
87,000		Nippon Steel Trading Co., Ltd.	256,268	0.1
115,000		Nippon Thompson Co., Ltd.	685,247	0.3
39,824	@	NIS Group Co., Ltd.	2,084	0.0
388,000		Nishimatsu Construction Co., Ltd.	857,282	0.3
7,600		Nisshin Fudosan Co.	45,745	0.0
55,000		Nitta Corp.	1,027,982	0.4
156,000		Nittetsu Mining Co., Ltd.	710,682	0.3
4,967		Nojima Corp.	39,805	0.0
57,000		Obayashi Road Corp.	190,804	0.1
4,000		Onoken Co., Ltd.	34,251	0.0
10,100		OSAKA Titanium Technologies Co.	456,801	0.2
19,000		Pacific Industrial Co., Ltd.	91,258	0.0
5		Pilot Corp.	9,927	0.0
116,000		Prima Meat Packers Ltd.	210,425	0.1
4,000		Rokko Butter Co. Ltd.	23,067	0.0
2,700		Saison Information Systems Co. Ltd.	36,735	0.0
15,000		San-Ai Oil Co., Ltd.	71,111	0.0
59,000		Sanki Engineering Co., Ltd.	320,391	0.1
12,654		Sanshin Electronics Co., Ltd.	107,302	0.0
6,000		Sekisui Jushi Corp.	61,085	0.0
2,700		Senshu Electric Co. Ltd	34,461	0.0
36,000		Shinko Plantech Co., Ltd.	297,103	0.1
19,000		Shinmaywa Industries Ltd.	91,580	0.0
224,000		Shinsho Corp.	560,303	0.2
13,400		Ship Healthcare Holdings, Inc.	292,491	0.1
32,500		Sumida Corp.	208,784	0.1
122,000		Sumikin Bussan Corp.	344,136	0.1
53,500		Sumitomo Densetsu Co., Ltd.	359,032	0.1
11,000		Sumitomo Precision Products	71,655	0.0
25,800		Tachi-S Co., Ltd.	495,043	0.2
82,000		Taihei Kogyo Co., Ltd.	460,269	0.2
25,882		Taiho Kogyo Co., Ltd.	243,235	0.1
8,100		Takara Leben Co., Ltd.	48,335	0.0
130,000		Takasago International Corp.	624,074	0.2
10,000		Takiron Co., Ltd.	34,593	0.0
79,000		TBK Co., Ltd.	400,145	0.2
1,700		Tera Probe, Inc.	17,209	0.0
151,000		Toa Corp.	331,926	0.1
138,000		TOA Road Corp.	415,306	0.2
346,000		Tokai Tokyo Financial Holdings	1,054,167	0.4
139,000		Tokyo Tekko Co., Ltd.	612,146	0.2

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
156,000	@	Tonichi Carlife Group, Inc.	$451,904	0.2
8,000		Totetsu Kogyo Co., Ltd.	82,578	0.0
6,800		Towa Corp.	38,519	0.0
113,800		Toyo Kohan Co., Ltd.	427,981	0.2
170,179		Toyo Securities Co., Ltd.	248,023	0.1
16,700		Toyo Tanso Co., Ltd.	682,625	0.3
1,900		Trans Cosmos, Inc.	25,196	0.0
64,300		Trusco Nakayama Corp.	1,302,480	0.5
21,400		Tsumura & Co.	639,105	0.3
9,200		Tsuruha Holdings, Inc.	494,416	0.2
24,300		Tsutsumi Jewelry Co., Ltd.	581,875	0.2
64,934		Unipres Corp.	2,031,865	0.8
200		Vital KSK Holdings, Inc.	1,675	0.0
10,900		VT Holdings Co. Ltd.	61,679	0.0
18,200		Warabeya Nichiyo Co., Ltd.	259,485	0.1
8,800		Waseda Academy Co., Ltd.	85,251	0.0
10,304		Watabe Wedding Corp.	97,765	0.0
12,700		Yamaichi Electronics Co., Ltd.	29,082	0.0
113,400		Yamazen Corp.	884,026	0.3
48,300		Yonekyu Corp.	483,895	0.2
7,400		Yorozu Corp.	178,546	0.1
1,018,000		Yuasa Trading Co., Ltd.	1,674,903	0.6
38,200		Yushin Precision Equipment Co., Ltd.	718,611	0.3
			54,404,321	20.6
		Malaysia: 1.0%
68,300		Coastal Contracts Bhd	51,589	0.0
101,900		DRB-Hicom Bhd	94,607	0.0
23,300		Esso Malaysia Bhd	27,862	0.0
26,900		Hong Leong Financial Group Bhd	104,899	0.1
64,600		Kian JOO CAN Factory BHD	47,523	0.0
853,572		Kulim Malaysia BHD	1,234,083	0.5
239,900		Kumpulan Fima BHD	160,731	0.1
1,028,900		Lion Industries Corp. Bhd	499,797	0.2
429,400		Media Prima Bhd	360,902	0.1
33,900		MNRB Holdings Bhd	27,850	0.0
59,400		Paramount Corp. Bhd	33,556	0.0
			2,643,399	1.0
		Mexico: 0.0%
600		Grupo Herdez S.A.B. de C.V.	1,174	0.0
45,900	@	Grupo Simec SAB de CV	117,619	0.0
			118,793	0.0
		Netherlands: 3.3%
12,331		BE Semiconductor Industries NV	90,676	0.0
110,000		Delta Lloyd NV	2,016,027	0.8
6,498		DOCdata NV	113,598	0.0
10,000		Fugro NV	659,220	0.2
69,500		Imtech NV	2,150,196	0.8
270,000	@	LBi International NV	709,352	0.3
10,565		Mediq NV	168,217	0.1
91,090	@	SNS Reaal NV	218,230	0.1
39,500		Ten Cate NV	1,228,443	0.5
1,891		Unit 4 Agresso NV	44,264	0.0
35,720	@,L	VistaPrint NV	1,278,062	0.5
			8,676,285	3.3
		New Zealand: 0.9%
192,086	@	Chorus Ltd.	517,021	0.2
328,324		Fletcher Building Ltd.	1,765,772	0.6
35,411		Fletcher Building Ltd.	189,103	0.1
			2,471,896	0.9
		Norway: 1.2%
4,045		Aktiv Kapital ASA	20,344	0.0
3,328		Cermaq ASA	45,904	0.0
18,666	@	Dockwise Ltd.	314,697	0.1
286,000	@	Morpol ASA	487,472	0.2
213,950	@,L	Norske Skogindustrier ASA	252,185	0.1
29,430		Northern Offshore Ltd.	65,473	0.0
200,000	@	Pronova BioPharma AS	225,382	0.1
46,555	@	Songa Offshore SE	180,359	0.1
5,800		Sparebanken Ost	33,612	0.0
117,000	@	Statoil Fuel & Retail ASA	866,895	0.3
140,000		Storebrand ASA	693,198	0.3
			3,185,521	1.2
		Pakistan: 0.1%
1,100,563	@	Bank Alfalah Ltd.	148,486	0.1
274,568		Pakistan Telecommunication Co., Ltd.	33,883	0.0
			182,369	0.1
		Philippines: 0.2%
12,290		Globe Telecom, Inc.	333,493	0.2
120,700		Nickel Asia Corp.	66,807	0.0
			400,300	0.2
		Poland: 0.1%
59,002	@	Netia SA	104,027	0.0
101,700		Tauron Polska Energia SA	170,701	0.1
			274,728	0.1
		Russia: 0.2%
120,000	@	Exillon Energy PLC	473,771	0.2

		Singapore: 3.5%
47,000		Allco Commercial Real Estate Investment Trust	28,733	0.0
599,000	@	Biosensors International Group Ltd.	771,031	0.3
12,392		Broadway Industrial Group Ltd.	3,258	0.0
92,173		Cape PLC	569,073	0.2
163,000		CSE Global Ltd.	117,601	0.1
101,000		Falcon Energy Group Ltd.	19,597	0.0
994,000		First Resources Ltd.	1,291,937	0.5
239,618	@	Flextronics International Ltd.	1,646,175	0.6
1,028,000		GuocoLeisure Ltd.	550,376	0.2
37,881		Hiap Seng Engineering Ltd.	10,211	0.0
148,000		Ho Bee Investment Ltd.	132,189	0.1
274,000		Hong Leong Asia Ltd.	372,930	0.2
259,000		InnoTek Ltd.	88,629	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Singapore (continued)
22,000		Jardine Cycle & Carriage Ltd.	$896,052	0.3
1,223,000		LC Development Ltd.	152,328	0.1
394,000		Lian Beng Group Ltd.	117,367	0.1
7,160		Low Keng Huat Singapore Ltd	2,019	0.0
940,680		Mapletree Industrial Trust	835,912	0.3
216,000		Meiban Group Ltd.	67,020	0.0
28,050		Miclyn Express Offshore Ltd.	57,788	0.0
169,000		PEC Ltd.	103,175	0.0
15,000		QAF Ltd.	7,547	0.0
372,000		Saizen REIT	41,700	0.0
36,000		Sunningdale Tech Ltd.	3,773	0.0
230,000		Super Group Ltd/Singapore	253,997	0.1
358,000		Tiong Woon Corp. Holding Ltd.	74,890	0.0
473,000		UMS Holdings Ltd.	176,276	0.1
243,000		United Overseas Land Ltd.	886,927	0.3
			9,278,511	3.5
		South Africa: 0.1%
78,314		Telkom SA Ltd.	295,145	0.1

		South Korea: 3.8%
358		Amorepacific Corp.	82,058	0.0
2,300	@	Asia Cement Co. Ltd.	82,329	0.0
87,980		BS Financial Group, Inc.	994,736	0.4
1,062	@	Dae Han Flour Mills Co. Ltd.	168,146	0.1
22,050	@	Daeduck GDS Co., Ltd.	189,232	0.1
8,020		Daegu Department Store	98,071	0.0
10,130	@	Daesang Holdings Co. Ltd.	39,364	0.0
12,718	@	Daou Data Corp.	44,559	0.0
38,870	@	Daou Technology, Inc.	469,524	0.2
13,520	@	Dongbu Corp.	59,746	0.0
2,145	@	Dongil Industries Co. Ltd.	110,701	0.1
2,150		Global & Yuasa Battery Co. Ltd.	86,664	0.0
4,210	@	Green Cross Holdings Corp.	50,776	0.0
4,620	@	Halla Engineering & Construction Corp.	58,315	0.0
31,760	@	Hanil E-Wha Co., Ltd.	268,507	0.1
27,840	@	Hankook Tire Co. Ltd	1,110,332	0.4
2,090	@	Hankuk Paper Manufacturing Co. Ltd.	41,523	0.0
6,520		Hanwha Securities Co.	31,605	0.0
8,558		Humax Co. Ltd	97,021	0.0
16,350	@	Hyundai Development Co.	330,217	0.1
379	@	Ilshin Spinning Co. Ltd.	26,899	0.0
6,885		Jeonbuk Bank	30,508	0.0
2,800	@	KISCO Corp.	64,258	0.0
1,361	@	KISWIRE Ltd.	53,703	0.0
7,250	@	Kolon Corp.	142,395	0.1
580	@	Korea Flange Co. Ltd.	7,506	0.0
34,417	@	Korea Real Estate Investment Trust Co.	28,063	0.0
16,570	@	KTCS Corp.	33,152	0.0
39,460	@	Kwang Dong Pharmaceutical Co. Ltd.	154,020	0.1
4,017		Kyungdong Pharm Co. Ltd.	39,277	0.0
7,920		Mando Corp.	1,281,891	0.5
11,961		Muhak Co. Ltd.	126,615	0.1
151	@	Namyang Dairy Products Co., Ltd.	115,466	0.0
6,912	@	Neowiz Corp.	144,083	0.1
27,811	@	People & Telecommunication, Inc.	71,245	0.0
1,541	@	Samchully Co. Ltd.	124,052	0.1
844	@	Samyang Genex Co. Ltd.	45,426	0.0
18,630		SBS Media Holdings Co. Ltd.	58,894	0.0
19,787	@	SeAH Steel Corp.	1,486,523	0.6
14,320	@	Sebang Co., Ltd.	202,515	0.1
3,880		Sewon Precision Industry Co. Ltd.	39,924	0.0
1,170	@	Sindo Ricoh Co. Ltd	55,179	0.0
10,230		Tae Kyung Industrial Co. Ltd	30,838	0.0
123		Taekwang Industrial Co. Ltd	144,412	0.1
24,416	@	Taewoong Co. Ltd.	650,194	0.3
51,550	@	Taeyoung Engineering & Construction Co. Ltd.	262,833	0.1
9,217	@	Ubiquoss, Inc.	36,945	0.0
3,232	@	Unid Co. Ltd.	158,146	0.1
1,080		YESCO Co. Ltd.	24,061	0.0
2,020	@	Youngone Corp.	93,442	0.0
			10,145,891	3.8
		Spain: 0.2%
30,000	@	Codere SA	260,463	0.1
8,000		Pescanova SA	275,883	0.1
1,797		Unipapel SA	27,760	0.0
			564,106	0.2
		Sweden: 1.2%
2,538		Bilia AB	45,598	0.0
25,099		Billerud AB	220,862	0.1
237,000		Byggmax Group AB	1,212,087	0.5
14,833		Duni AB	129,657	0.1
60,000		FinnvedenBulten AB	392,996	0.1
318,560	@	Global Health Partner AB	368,274	0.1
7,640		Industrial & Financial Systems	108,100	0.0
4,875		Nolato AB	42,736	0.0
54,424		Rottneros AB	18,551	0.0
32,825		Saab AB	703,676	0.3
			3,242,537	1.2
		Switzerland: 3.9%
545		AFG Arbonia-Forster Holding	12,136	0.0
449		Bossard Holding AG	61,078	0.0
3,140	@	Charles Voegele Holding AG	64,266	0.0
968		Emmi AG	201,137	0.1
3,834	@	Forbo Holding AG	2,307,851	0.9
42,000	@	Gategroup Holding AG	1,188,071	0.5
4,430	@	Helvetia Holding AG	1,490,182	0.6

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland (continued)
10,680		Highlight Communications AG	$50,858	0.0
242		Inficon Holding AG	47,058	0.0
2,500		Kuoni Reisen Holding	741,105	0.3
4,258	@	Micronas Semiconductor Holding AG	35,781	0.0
9,972	@	OC Oerlikon Corp. AG	68,406	0.0
18,000	@	Orior AG	919,066	0.3
4,398	@	Swiss Life Holding	437,258	0.2
16,200	@	Temenos Group AG	292,530	0.1
17,000		Uster Technologies AG	756,159	0.3
6,054		Valora Holding AG	1,401,948	0.5
95		Vetropack Holding AG	183,704	0.1
640		Zehnder Group AG	40,056	0.0
			10,298,650	3.9
		Taiwan: 1.2%
24,000		Apex International Co. Ltd.	29,235	0.0
17,000		Audix Corp.	16,073	0.0
71,000		Chin-Poon Industrial Co.	50,783	0.0
27,921	@	ChipMOS Technologies (Bermuda) Ltd.	229,232	0.1
38,000		Creative Sensor, Inc.	19,487	0.0
65,140		Founding Construction & Development Co. Ltd.	39,944	0.0
683,000		Gigabyte Technology Co., Ltd.	551,895	0.2
90,851		Global Brands Manufacture Ltd.	44,562	0.0
106,090		Hold-Key Electric Wire & Cable Co. Ltd.	37,534	0.0
633,865		Inventec Co., Ltd.	267,964	0.1
385,000		King Yuan Electronics Co., Ltd.	149,730	0.1
51,480		Lingsen Precision Industries Ltd.	26,627	0.0
164,000		Long Bon International Co., Ltd.	65,501	0.0
269,896		Mercuries & Associates Ltd.	286,409	0.1
449,856		New Asia Construction & Development Corp.	121,040	0.1
33,000	@	Princo Corp.	5,243	0.0
616,000		Sigurd Microelectronics Corp.	436,205	0.2
2,070		Sinon Corp.	868	0.0
44,000		STATS ChipPAC Taiwan Semiconductor Corp.	36,802	0.0
225,000		ThaiLin Semiconductor Corp.	65,322	0.0
63,640	@	TYC Brother Industrial Co., Ltd.	25,623	0.0
514,041		Walsin Technology Corp.	147,696	0.1
94,000		Wellypower Optronics Corp.	50,395	0.0
2,785,000	@	Winbond Electronics Corp.	453,902	0.2
			3,158,072	1.2
		Thailand: 1.1%
66,700		AJ Plast PCL	35,680	0.0
36,100		Bangchak Petroleum PCL	23,749	0.0
123,000		Bangkok Expressway PCL	74,335	0.0
1,941,300		Krung Thai Bank PCL	957,681	0.4
170,100		LPN Development PCL	76,257	0.0
7,624,400		Quality Houses PCL	386,062	0.2
26,800		Shin Corp. PCL	43,272	0.0
45,600		Siam City Cement PCL	508,689	0.2
369,200		Total Access Communication PCL	798,634	0.3
			2,904,359	1.1
		Turkey: 0.2%
12,652		Pinar Entegre Et ve Un Sanayi AS	43,217	0.0
15,455		Soda Sanayii AS	28,507	0.0
31,339		Ulker Biskuvi Sanayi AS	94,184	0.1
238,657	@	Vestel Elektronik Sanayi	275,987	0.1
			441,895	0.2
		United Arab Emirates: 0.3%
140,000		Lamprell PLC	661,457	0.3

		United Kingdom: 15.6%
44,805		888 Holdings PLC	37,067	0.0
50,000		A.G.BARR PLC	945,972	0.4
105,716		Albemarle & Bond Holdings	568,894	0.2
203,156		Anglo Pacific Group PLC	931,287	0.4
26,483		Anite PLC	41,272	0.0
52,332	@	Barratt Developments PLC	90,267	0.0
199,213		Beazley PLC	440,760	0.2
50,000	@	Berkeley Group Holdings PLC	999,985	0.4
46,806		Bodycote PLC	225,357	0.1
62,010	@	Capital & Regional PLC	29,962	0.0
41,160		Catlin Group Ltd.	263,100	0.1
14,780		City of London Investment Group PLC	81,734	0.0
2,979		Clarkson PLC	54,078	0.0
61,287		Computacenter PLC	384,423	0.1
10,354		Costain Group PLC	31,905	0.0
135,000		CSR Plc	493,878	0.2
140,399		Dairy Crest Group PLC	694,599	0.3
119,079		Davis Service Group PLC	865,580	0.3
37,500		De La Rue PLC	553,986	0.2
590,825		Debenhams PLC	631,873	0.2
120,000		Dechra Pharmaceuticals PLC	994,642	0.4
10,052		Derwent Valley Holdings PLC	265,447	0.1
250,000		Devro PLC	1,049,511	0.4
80,000		Dignity PLC	984,387	0.4
130,000		Diploma PLC	808,079	0.3
249,497		Drax Group PLC	2,091,864	0.8
64,018		DS Smith PLC	229,329	0.1
7,086		E2V Technologies PLC	13,383	0.0
350,000		Elementis Plc	847,558	0.3
47,768		F&C Asset Management PLC	49,968	0.0
143,467		Fiberweb PLC	124,341	0.0
3,518		Fidessa Group PLC	92,079	0.0
42,797		Game Group Plc	3,534	0.0
36,506	@	Gem Diamonds Ltd.	120,991	0.0

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
4,009		Go-Ahead Group PLC	$80,265	0.0
289,939		Grainger PLC	453,232	0.2
150,000		Halma PLC	837,924	0.3
157,605	@	Healthcare Locums PLC	7,947	0.0
16,541		Highland Gold Mining Ltd.	45,998	0.0
478,542		Home Retail Group	811,007	0.3
94,981		IG Group Holdings PLC	709,338	0.3
33,222		Intermediate Capital Group PLC	144,176	0.1
105,572		International Personal Finance PLC	317,177	0.1
159,041		Interserve PLC	729,046	0.3
254,900		Investec PLC	1,515,504	0.6
4,745		John Menzies PLC	42,096	0.0
70,000		John Wood Group PLC	727,374	0.3
155,877	@	Johnston Press PLC	15,168	0.0
85,000		Keller Group PLC	473,200	0.2
26,923		Kesa Electricals PLC	28,638	0.0
50,000		Kier Group PLC	1,057,191	0.4
102,949		Logica PLC	123,340	0.0
49,349		Lookers Plc	38,882	0.0
2,230		May Gurney Integrated Services PLC	10,124	0.0
298,015	@	Mcbride PLC	549,445	0.2
22,275		Micro Focus International PLC	148,636	0.1
113,310		Millennium & Copthorne Hotels PLC	795,666	0.3
100,000		Morgan Crucible Co.	493,684	0.2
15,223		Morgan Sindall PLC	159,283	0.1
1,602		MPG Printing Ltd.	—	—
179,423	@	Northgate Plc	642,016	0.2
109,206		Paragon Group of Cos PLC	305,091	0.1
50,000		Pennon Group PLC	548,621	0.2
5,906		Persimmon PLC	49,093	0.0
1,678,800	@	Polo Resources Ltd.	80,657	0.0
316,008	@	Premier Foods PLC	59,869	0.0
160,000	@	Premier Oil PLC	1,038,801	0.4
150,000		PZ Cussons PLC	721,992	0.3
181,009		QinetiQ PLC	369,164	0.1
250,000		Regus PLC	363,338	0.1
186,088		Resolution Ltd.	801,765	0.3
90,000		Ricardo Plc	487,157	0.2
117,586		RM PLC	144,527	0.1
35,303		Savills PLC	187,082	0.1
70,000		SDL PLC	716,746	0.3
654,202		Senior Plc	1,858,674	0.7
424,545		Shanks Group PLC	658,866	0.2
450,000		SIG Plc	707,991	0.3
25,717		Smiths News PLC	38,444	0.0
11,510		Synergy Health PLC	153,792	0.1
1,050,000	@	Taylor Wimpey PLC	702,904	0.3
185,761		Thomas Cook Group PLC	39,613	0.0
54,385		Travis Perkins PLC	753,279	0.3
52,313	@	Trinity Mirror PLC	38,126	0.0
311,435		TT electronics PLC	820,301	0.3
30,000		Ultra Electronics Holdings PLC	725,250	0.3
65,346		Unite Group Plc	183,574	0.1
29,632	@	Valiant Petroleum PLC	194,364	0.1
50,000		Vitec Group PLC	439,154	0.2
115,055		WH Smith PLC	1,001,830	0.4
8,897		Workspace Group PLC	31,755	0.0
			41,219,269	15.6
		United States: 0.5%
420,057	@	Golden Star Resources Ltd.	907,323	0.3
43,806	@	Orbotech Ltd.	457,773	0.2
			1,365,096	0.5
		Total Common Stock
		(Cost $251,032,867)	259,594,346	98.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
		Securities Lending Collateral(cc)(1): 0.6%
666,609		Cantor Fitzgerald, Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $666,614, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $679,941, due 05/01/51-09/01/49)	$666,609	0.2
1,000,000		Citigroup, Inc., Repurchase Agreement dated 01/31/12, 0.20%, due 02/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 09/01/18-01/20/42)	1,000,000	0.4
			1,666,609	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
1,794,520		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,794,520)	$1,794,520	0.7
		Total Short-Term Investments
		(Cost $3,461,129)	3,461,129	1.3
		Total Investments in Securities (Cost $254,493,996)	$263,055,475	99.4
		Assets in Excess of Other Liabilities	1,620,134	0.6
		Net Assets	$264,675,609	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security

	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $256,046,964.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$46,734,548
		Gross Unrealized Depreciation	(39,726,037)
		Net Unrealized Appreciation	$7,008,511

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	17.8%
Consumer Staples	6.4
Energy	5.2
Financials	12.8
Health Care	5.2
Industrials	23.5
Information Technology	10.8
Materials	13.4
Telecommunications	1.8
Utilities	1.2
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$29,013	$19,364,725	$—	$19,393,738
Austria	—	4,400,102	—	4,400,102
Belgium	458,613	2,294,856	—	2,753,469
Bermuda	38,675	—	—	38,675
Brazil	2,324,760	—	—	2,324,760
Canada	9,385,740	—	—	9,385,740
China	1,922,451	5,318,502	25,573	7,266,526
Denmark	—	1,785,560	—	1,785,560
Egypt	34,979	10,331	—	45,310
Finland	—	181,575	—	181,575
France	819,056	9,518,032	—	10,337,088
Germany	756,498	17,553,640	—	18,310,138
Hong Kong	20,737	9,895,265	385,999	10,302,001
India	—	2,379,207	—	2,379,207
Indonesia	—	1,640,222	—	1,640,222
Ireland	1,991,930	2,489,084	—	4,481,014
Israel	630,364	186,190	—	816,554
Italy	316,202	7,030,094	—	7,346,296
Japan	—	54,404,321	—	54,404,321
Malaysia	—	2,643,399	—	2,643,399
Mexico	118,793	—	—	118,793
Netherlands	1,391,660	7,284,625	—	8,676,285
New Zealand	517,021	1,954,875	—	2,471,896
Norway	521,084	2,664,437	—	3,185,521
Pakistan	148,486	33,883	—	182,369
Philippines	—	400,300	—	400,300
Poland	—	274,728	—	274,728
Russia	—	473,771	—	473,771
Singapore	2,256,948	7,021,563	—	9,278,511
South Africa	—	295,145	—	295,145
South Korea	115,466	10,030,425	—	10,145,891
Spain	27,760	536,346	—	564,106
Sweden	108,100	3,134,437	—	3,242,537
Switzerland	1,102,770	9,195,880	—	10,298,650
Taiwan	229,232	2,928,840	—	3,158,072
Thailand	—	2,904,359	—	2,904,359
Turkey	94,184	347,711	—	441,895
United Arab Emirates	—	661,457	—	661,457
United Kingdom	3,491,306	37,727,963	—	41,219,269
United States	1,365,096	—	—	1,365,096
Total Common Stock	30,216,924	228,965,850	411,572	259,594,346
Short-Term Investments	1,794,520	1,666,609	—	3,461,129
Total Investments, at value	$32,011,444	$230,632,459	$411,572	$263,055,475

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2012
Asset Table
Investments, at value
Common Stock	$178,430	$—	$—	$—	$—	$(46,395)	$323,112	$(43,575)	$411,572
Total Investments, at value	$178,430	$—	$—	$—	$—	$(46,395)	$323,112	$(43,575)	$411,572

As of January 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $47.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 3.9%
232,116		Alumina Ltd.	$315,563	1.1
22,000		Newcrest Mining Ltd.	787,455	2.8
			1,103,018	3.9
		Belgium: 1.9%
17,591		Belgacom S.A.	549,679	1.9

		Brazil: 2.0%
28,198		Centrais Eletricas Brasileiras SA ADR	412,819	1.4
22,800		Embraer SA	157,376	0.6
			570,195	2.0
		Canada: 14.1%
21,252		Barrick Gold Corp.	1,046,873	3.7
37,347		Cameco Corp.	869,065	3.0
65,355		Kinross Gold Corp.	737,858	2.6
39,212		Nexen, Inc.	702,679	2.4
6,593		Niko Resources Ltd.	322,121	1.1
30,427		Talisman Energy, Inc.	362,690	1.3
			4,041,286	14.1
		Finland: 1.8%
104,439		Nokia OYJ ADR	526,373	1.8

		France: 10.2%
8,470		Alstom	324,401	1.1
9,493		Areva SA	230,713	0.8
23,225		Carrefour S.A.	531,727	1.9
17,393		Electricite de France SA	401,629	1.4
11,307		Sanofi-Aventis	838,330	2.9
6,329		Societe Generale	169,193	0.6
12,543		Thales S.A.	429,811	1.5
			2,925,804	10.2
		Germany: 3.0%
4,124		Allianz AG	454,618	1.6
4,311		Siemens AG	407,113	1.4
			861,731	3.0
		Indonesia: 1.0%
8,941		Telekomunikasi Indonesia Tbk PT ADR	274,042	1.0

		Italy: 2.1%
722,344		Telecom Italia S.p.A. RNC	607,965	2.1

		Japan: 30.6%
108,390		Chuo Mitsui Trust Holdings, Inc.	340,030	1.2
29,800		Coca-Cola West Co., Ltd.	513,302	1.8
74,000		Dai Nippon Printing Co., Ltd.	798,036	2.8
13,800		Daiichi Sankyo Co., Ltd.	263,462	0.9
22,300		Fuji Photo Film Co., Ltd.	529,861	1.9
41,000		Japan Steel Works Ltd.	332,135	1.2
12,800		Mabuchi Motor Co., Ltd.	550,075	1.9
33,500		Mitsui Sumitomo Insurance Group Holdings, Inc.	688,554	2.4
2,800		Nintendo Co., Ltd.	380,259	1.3
32,622		Nippon Telegraph & Telephone Corp. ADR	816,529	2.9
30,700		Panasonic Corp.	248,536	0.9
8,400		Rohm Co., Ltd.	416,321	1.5
7,800		Sankyo Co., Ltd.	381,981	1.3
46,000		Sekisui House Ltd.	432,558	1.5
14,700		Seven & I Holdings Co., Ltd.	414,917	1.4
30,000		Shiseido Co., Ltd.	552,215	1.9
6,410		Toyota Motor Corp. ADR	471,007	1.6
32,000		Wacoal Holdings Corp.	418,812	1.5
4,800		West Japan Railway Co.	203,961	0.7
			8,752,551	30.6
		Netherlands: 3.1%
51,524		TNT Express NV	432,691	1.5
25,683		Wolters Kluwer NV	466,585	1.6
			899,276	3.1
		Norway: 1.2%
623,957		Marine Harvest	339,161	1.2

		Russia: 1.5%
36,432		Gazprom OAO ADR	440,827	1.5

		South Africa: 4.8%
16,892		AngloGold Ashanti Ltd ADR	773,653	2.7
35,536		Gold Fields Ltd.	586,743	2.1
			1,360,396	4.8
		South Korea: 4.7%
43,950		Korea Electric Power Corp. ADR	541,904	1.9
57,022		SK Telecom Co., Ltd. ADR	798,878	2.8
			1,340,782	4.7
		Switzerland: 1.7%
36,000	@	UBS AG	489,240	1.7

		United Kingdom: 9.1%
14,783		AstraZeneca PLC	711,991	2.5
31,884		GlaxoSmithKline PLC	709,219	2.5
180,203		Home Retail Group	305,398	1.0
92,452	@	Polyus Gold International Ltd. GDR	295,847	1.1
210,535		Vodafone Group PLC	567,845	2.0
			2,590,300	9.1
		United States: 1.3%
12,526		Axis Capital Holdings Ltd.	385,550	1.3
		Total Common Stock (Cost $29,913,686)	28,058,176	98.0

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.8%
512,964		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $512,964)	$512,964	1.8
		Total Short-Term Investments (Cost $512,964)	512,964	1.8
		Total Investments in Securities (Cost $30,426,650)	$28,571,140	99.8
		Assets in Excess of Other Liabilities	44,261	0.2
		Net Assets	$28,615,401	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
		Cost for federal income tax purposes is $31,702,619.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$2,567,395
		Gross Unrealized Depreciation	(5,698,874)
		Net Unrealized Depreciation	$(3,131,479)

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	9.4%
Consumer Staples	8.2
Energy	10.1
Financials	8.8
Health Care	8.8
Industrials	12.7
Information Technology	6.5
Materials	16.1
Telecommunications	12.7
Utilities	4.7
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$1,103,018	$—	$1,103,018
Belgium	—	549,679	—	549,679
Brazil	570,195	—	—	570,195
Canada	4,041,286	—	—	4,041,286
Finland	526,373	—	—	526,373
France	230,713	2,695,091	—	2,925,804
Germany	—	861,731	—	861,731
Indonesia	274,042	—	—	274,042
Italy	—	607,965	—	607,965
Japan	1,287,536	7,465,015	—	8,752,551
Netherlands	—	899,276	—	899,276
Norway	—	339,161	—	339,161
Russia	440,827	—	—	440,827
South Africa	773,653	586,743	—	1,360,396
South Korea	1,340,782	—	—	1,340,782
Switzerland	489,240	—	—	489,240
United Kingdom	295,847	2,294,453	—	2,590,300
United States	385,550	—	—	385,550
Total Common Stock	10,656,044	17,402,132	—	28,058,176
Short-Term Investments	512,964	—	—	512,964
Total Investments, at value	$11,169,008	$17,402,132	$—	$28,571,140

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended  January 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 0.6%
186,200		CTC Media, Inc.	$1,865,724	0.6

		Consumer Staples: 8.2%
159,700		Magnit OAO	17,376,373	5.6
20,940	@	Magnit OJSC	2,233,254	0.7
100,000	#,@	MHP SA GDR	1,327,291	0.4
66,000	@	Synergy Co.	1,248,737	0.4
152,400	@	X5 Retail Group N.V. GDR	3,364,172	1.1
			25,549,827	8.2
		Energy: 41.9%
55,900		Eurasia Drilling Co. Ltd. GDR	1,472,857	0.5
3,940,300		Gazprom OAO	23,942,348	7.7
404,300		Lukoil OAO ADR	23,671,765	7.6
196,800		NovaTek OAO GDR	26,630,469	8.5
1,828,400		Rosneft Oil Co. GDR	13,500,580	4.3
723,100	L	Surgutneftegas OJSC ADR	6,781,543	2.2
14,432,300		Surgutneftegas OJSC	8,927,677	2.9
302,833		Tatneft ADR	10,581,160	3.4
563,900		TNK-BP Holding	1,624,390	0.5
7,000		Transneft	13,347,036	4.3
			130,479,825	41.9
		Financials: 18.3%
366,100		Bank St Petersburg OJSC	1,143,813	0.4
445,000		Bank St Petersburg OJSC	1,601,618	0.5
1,041,480		LSR Group GDR	4,979,880	1.6
190,700	#,@	Nomos - Bank GDR	2,269,330	0.7
10,612,821		Sberbank of Russian Federation	31,650,982	10.2
3,257,400		VTB Bank OJSC GDR	15,280,340	4.9
			56,925,963	18.3
		Industrials: 0.5%
120,000		Global Ports Investment Ltd. GDR	1,572,000	0.5

		Information Technology: 1.0%
90,600	@	Mail.ru Group Ltd. GDR	2,996,320	1.0

		Materials: 14.9%
100,000	L	Mechel ADR	454,000	0.1
305,200		Mechel OAO ADR	3,384,668	1.1
244,187		MMC Norilsk Nickel ADR	4,699,072	1.5
31,100		MMC Norilsk Nickel	5,989,972	1.9
1,451,500		Novolipetsk Steel	3,557,218	1.1
137,500		Petropavlovsk PLC	1,645,465	0.5
169,200	@,L	Polymetal International PLC	3,031,522	1.0
839,600		Severstal OAO GDR	12,099,249	3.9
100,000	@	Sibirskiy Cement OAO	1,225,000	0.4
291,390	L	Uralkali GDR	10,407,736	3.4
			46,493,902	14.9
		Telecommunications: 5.1%
118,900		Mobile Telesystems OJSC	835,135	0.3
346,500		Mobile Telesystems OJSC ADR	5,807,340	1.9
588,552		Rostelecom OJSC	2,897,644	0.9
322,000		Sistema JSFC GDR	6,257,549	2.0
			15,797,668	5.1
		Utilities: 8.6%
1,394,772,600		Federal Grid Co. Unified Energy System JSC	14,562,556	4.6
16,784,900	@	IDGC Holding JSC	1,533,004	0.5
285,198,748	@	RusHydro	10,828,794	3.5
			26,924,354	8.6
		Total Common Stock (Cost $238,606,328)	308,605,583	99.1
MUTUAL FUNDS: 0.4%
		Utilities: 0.4%
190,141	@,X	Renaissance Asset Managers Global Funds - Russian Power Utilities Fund	1,231,923	0.4

		Total Mutual Funds
		(Cost $752,296)	1,231,923	0.4

		Total Long-Term Investments
		(Cost $239,358,624)	309,837,506	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateral(cc)(1): 0.9%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $1,000,007, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,020,000, due 05/01/51-09/01/49)	$1,000,000	0.3

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 12/01/11, 0.00%, due 09/09/49 (Repurchase Amount $1,000,000, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.750%, Market Value plus accrued interest $1,020,000, due 02/09/12-03/01/48)	$1,000,000	0.4
673,910		Nomura Securities, Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $673,915, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $687,388, due 03/06/13-08/01/46)	673,910	0.2
			2,673,910	0.9
		Total Short-Term Investments
		(Cost $2,673,910)	2,673,910	0.9
		Total Investments in Securities (Cost $242,032,534)	$312,511,416	100.4
		Liabilities in Excess of Other Assets	(1,345,886)	(0.4)
		Net Assets	$311,165,530	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $252,113,151.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$86,379,786
		Gross Unrealized Depreciation	(25,981,521)
		Net Unrealized Appreciation	$60,398,265

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$1,865,724	$—	$—	$1,865,724
Consumer Staples	20,858,364	4,691,463	—	25,549,827
Energy	71,513,216	58,966,609	—	130,479,825
Financials	36,665,743	20,260,220	—	56,925,963
Industrials	1,572,000	—	—	1,572,000
Information Technology	—	2,996,320	—	2,996,320
Materials	17,642,380	28,851,522	—	46,493,902
Telecommunications	5,807,340	9,990,328	—	15,797,668
Utilities	16,095,560	10,828,794	—	26,924,354
Total Common Stock	172,020,327	136,585,256	—	308,605,583
Mutual Funds	—	—	1,231,923	1,231,923
Short-Term Investments	—	2,673,910	—	2,673,910
Total Investments, at value	$172,020,327	$139,259,166	$1,231,923	$312,511,416

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended  January 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2012
Asset Table
Investments, at value
Mutual Funds	$1,296,952	$—	$—	$—	$—	$(65,029)	$—	$—	$1,231,923
Total Investments, at value	$1,296,952	$—	$—	$—	$—	$(65,029)	$—	$—	$1,231,923

As of January 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(65,029).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 27, 2012